SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you this annual report for Franklin California Tax-Free Trust covering the period ended June 30, 2001. During the year under review, the U.S. economy showed clear signs of decelerating economic growth. Gross domestic product (GDP), the country's broadest gauge of economic vibrancy, fell steadily, posting 1.3% and 0.7% annual rates in the first and second quarters of 2001. In the first six months of the period, personal consumption, trade and business expansion waned. By January 2001, consumer and business confidence had eroded considerably, exacerbated by high energy costs that drained purchasing power and profit margins. Consequently, slower retail sales and appreciably weaker capital spending prompted manufacturing cutbacks and subsequent layoffs. The unemployment rate, which had hovered near a 30-year low of 3.9% during the reporting period, edged up to 4.5% by June 2001.(1) Noting these circumstances, in December the Federal Reserve Board (the Fed) signaled for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long economic expansion. In an attempt to restore price stability and sustainable economic growth, the Fed assumed a new monetary policy stance and on six separate occasions cut the federal funds target rate, lowering it to 3.75% by June 30, 2001.

CONTENTS


Shareholder Letter ...................   1

Special Feature:
Making Sense of Dividends ............   8

Fund Reports

 Franklin California Insured
Tax-Free Income Fund .................  14

 Franklin California
Intermediate-Term
Tax-Free Income Fund .................  22

 Franklin California
Tax-Exempt Money Fund ................  27

Municipal Bond Ratings ...............  30

Financial Highlights &
Statements of Investments ............  33

Financial Statements .................  62

Notes to
Financial Statements .................  67

Independent
Auditors' Report .....................  72

Tax Designation ......................  73



FUND CATEGORY
[PYRAMID GRAPHIC]

1. Source: Bureau of Labor Statistics, 7/13/01.

"Lower supply during the first half of the fiscal year also favorably impacted municipal bond prices."


BOND MARKET OVERVIEW

Municipal bond market performance was quite strong during the reporting period, outpacing many other fixed income and equity asset classes. Third quarter 2000 expectations for further interest rate hikes diminished substantially, creating a more favorable bond pricing environment amid falling long-term interest rates. Equity markets, which entered a period of increased volatility and substantial decline, also provided support to bonds as investors grew cautious. As they turned away from plummeting stocks, investors began to show a preference for the relative safety of high-quality, tax-free municipal bonds, helping to drive up municipal bond prices in the face of increased demand. Bond yields and prices move in an inverse relationship, so that as yields fall, prices rise. In addition, as the Fed reduced short-term interest rates, the Treasury yield curve steepened. This led to the 10-year Treasury note outperforming the 30-year Treasury bond, which also provided strength to the municipal bond market. The yield on the 30-year Treasury bond fell from 5.90% at the beginning of the reporting period to 5.76% on June 30, 2001, and the 10-year Treasury note declined from 6.03% to 5.41%. The municipal bond market, which generally trended with the 10-year Treasury note, also saw yields decrease. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, dropped from a yield of 5.91% to 5.38% for the same period.(2)

Lower supply during the first half of the fiscal year also favorably impacted municipal bond prices. Municipal governments enjoyed one of their wealthiest periods in history during 2000.


2. Source: The Bond Buyer, 7/1/01. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

As windfall tax revenues and prudent fiscal management led to reduced use of municipal debt during the year under review, the nation's municipal bond supply declined 11.9% during calendar year 2000 compared to 1999 amid improving credit strength. During the second half of the fiscal year, national new issuance supply was up an astounding 29.5%.(3) However, demand remained strong throughout the period, with robust retail demand and extraordinary volume among arbitrageurs supporting bond prices.

It is rare for the bond markets to experience such strong price returns over successive years. Long-term municipal bonds, as measured by the Lehman Brothers Long-Term Municipal Bond Index, have had a 7.8% average annual total return over the past 10 years and most of the return is a result of the income contribution, not price appreciation.(4) Historically, equities have been the strongest investments for achieving price appreciation, while bonds provided lower volatility, and municipal bonds provided the highest after-tax total return for fixed income investors.(5) We do not expect these relationships to change over the long term. Although these asset classes may experience periods of extreme over- and under-performance, over the long term, each broad investment category achieves its primary objectives.

As the nation realized a large federal budget surplus, the U.S. Treasury initiated a buyback program for 30-year Treasury bonds, increasing their scarcity and price while lowering yields. This meant that, on a relative basis, long-term municipal bonds, as measured by the Bond Buyer 40, came to yield as much as

3.    Source: The Bond Buyer, 7/11/01.

4. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Long Bond Index includes about 15,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last 22 years or longer as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.

5.    Source: Standard & Poor's Micropal; Lehman Brothers.

WHAT DOES "TAXABLE EQUIVALENT" MEAN FOR YOU?

For yield and distribution rate, the taxable equivalent is the amount a taxable investment would have to earn to match a tax-free investment such as municipal bonds.* You can find your Fund's taxable equivalent distribution rate and yield in the Performance Summary of each Fund's report.


* For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

103% of a comparable Treasury bond's yield. Historically, this ratio is about 90%.(2) Since municipals are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipal bonds are yielding approximately the same as Treasuries, investors are able to take advantage of the tax exemption at little extra cost. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.

Looking forward, we view the municipal bond market positively. We saw an increase in demand over the past two quarters, which contributed to solid performance over the one-year reporting period. Demand increased due to the favorable interest rate environment in 2000, as well as unfavorable equity market performance. We saw investors shift from a heavy focus on growth to a more traditional, diversified portfolio of stocks, bonds and cash, as an investment strategy. Although we experienced a U.S. economic slowdown, state and local government finances through 2000 were very strong, allowing them greater financial flexibility in times of slower growth. Most importantly, we believe municipal bonds will continue to be desirable due to the tax efficiencies they offer. Predicting market cycles is very difficult, even for professional economists -- which is why we recommend investing for the long-term. It is important to remember that over time, the tax-free income received from municipal bond funds will ultimately drive the funds' total return performance. Overall, we believe our professionally managed portfolios can provide investors with high credit quality and valuable tax-free income, for the long term.


CALIFORNIA UPDATE

During the year under review, California's economy remained relatively healthy despite facing adversity from its power crisis. The state's economy reported growth in every major sector, with the services sector accounting for nearly half of the 440,000 jobs created in 2000.

Growing demand for energy resulted in skyrocketing costs for this increasingly valuable commodity. Initially, deregulation laws passed in 1996 prevented investor-owned utilities from raising consumer rates to cover the increased cost of power. By January 2001, however, the state was forced to step in to address the electricity crisis. Governor Gray Davis signed an emergency proclamation giving the state government the ability to purchase electricity at fluctuating short-term and spot wholesale prices for resale to retail customers of the investor-owned utilities. By May 2001, the state's general fund cash advances for power purchases totaled approximately $4 billion.(6)

In consideration of increasing energy costs, weakening stock market performance -- particularly in the technology sector -- and a slowing national economy's potential effects on California, the fiscal year 2002 budget proposal reduced the state's tax revenue estimate by approximately $5.4 billion, including a $2.7 billion downward revision in personal income tax.(7) The drop in these sources of income will also temper growth in sales tax collections for the upcoming year.

California's debt levels were moderate. Accelerated debt issuance during the past few years has moved the state's historically low debt levels closer to most states' averages. Net tax-supported debt totaled $805 per capita in June 2001.(8) Even with anticipated increased bond issuance, the state's debt levels should remain moderate in relation to the size of the state's budget.

6. Source: Moody's Investors Service, 5/15/01. This does not indicate Moody's rating of the Fund.

7.    Source: Moody's Investors Service, 6/8/01.

8.    Source: Standard & Poor's, RatingsDirect, 6/20/01.

During the 12 months under review, both Moody's(R) and Standard & Poor's(R), two independent credit rating agencies, raised and then lowered California's general obligation (GO) bonds' credit ratings. In September 2000, Moody's raised its rating from Aa3 to Aa2, and Standard & Poor's upgraded the rating from AA- to AA.(9) In April 2001, Standard & Poor's lowered their AA rating to A+, citing uncertainty surrounding the energy crisis and its potential effects on the state's economy.(10) However, Standard & Poor's also asserted that while the state's repayment ability has been reduced by recent power expenditures, its budget should be adequate to pay the debt. In May 2001, Moody's also downgraded the state's credit rating, to Aa3 from Aa2.(6) It is important to note that California bonds, even with recent credit rating adjustments, continue to be rated investment grade.

Although the state has some considerable financial problems, we believe it also has the resources to solve them. The state's baseline economic growth prospects remain very strong. Improved business diversity, a vibrant export sector and a concentration of high-growth, knowledge-based industries are all factors contributing to California's robust economy. The state's historically high cash balances and budget reserves all contribute to the expectation that it will outperform the nation in the medium term. Several factors could temper California's credit strength: a relatively inflexible budget structure, potentially volatile revenue structure during periods of economic weakening, the lack of a formal mid-year spending adjustment mechanism and the negative impact a stock market correction could have on capital gains tax collection. California's power crisis, combined with weakening economies around the world, in particular with trading partner Japan, impacted the state's economy more than the rest of the

9. Sources: Moody's Investors Service, 9/7/00; Standard & Poor's, RatingsDirect, 9/7/00. This does not indicate Moody's or Standard & Poor's rating of the Fund.

10. Source: Standard & Poor's, RatingsDirect, 4/24/01. This does not indicate Standard & Poor's rating of the Fund.

world's. However, a decade of expansion and growth, combined with planned long-term energy financing, should enable the state to maintain its investment-grade credit outlook.

We encourage you to discuss your financial goals with an investment representative. Municipal bond funds provide an opportunity to diversify risk in investors' portfolios and continue to be an attractive investment for those seeking tax-free income. Such a tax-free investment offers a taxable equivalent yield that can be hard to match for a taxable investment with the same relative level of risk.

As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson
----------------------
Charles B. Johnson
Chairman
Franklin California Tax-Free Trust


/s/ Sheila Amoroso
----------------------
Sheila Amoroso


/s/ Rafael R. Costas Jr.
------------------------
Rafael R. Costas Jr.
Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department

Q & A

SPECIAL FEATURE:
MAKING SENSE OF DIVIDENDS

Frequently asked questions about the dividend policy of Franklin tax-free income funds.

Have you ever wondered how your fund earns tax-free income and how much of that income is actually paid to you? Or, have you questioned why your monthly dividends fluctuate? Below you'll find answers to these and other commonly asked questions about dividends paid by Franklin's tax-free funds.

Q. WHAT'S FRANKLIN TAX-FREE FUNDS' DIVIDEND POLICY AND HOW DOES IT AFFECT MY DIVIDEND PAYMENTS?

A. Franklin tax-free income funds attempt to set dividends on a quarterly basis. This means that once a quarter, in March, June, September and December, we establish a fixed dividend amount per share that the funds will distribute over the next three months. While the income the funds accrue varies day-to-day, we do our best to maintain this fixed dividend each quarter to provide our shareholders with a stable income stream.


                Not FDIC Insured - May Lose Value - No Bank Guarantee
                       NOT PART OF THE SHAREHOLDER REPORT

      As you know, our goal is to invest for high, current tax-free income. Franklin is one of the few fund companies that work to stabilize dividend payments for three months at a time. Many other tax-free funds distribute dividends on daily income they accrue each month; meaning their dividend payments can fluctuate every month.

Q. WHAT ARE THE SOURCES OF THE INCOME MY FUND DISTRIBUTES TO ME AS TAX-FREE DIVIDENDS?

A. Your fund earns tax-exempt interest income from its investments in municipal securities, or bonds. A municipal bond is an IOU issued by state and local government agencies to raise money to fund public projects. The issuing municipality makes interest payments to bondholders, in this case the fund, to compensate them for the use of their money until the bond is repaid.

      Franklin's tax-free funds pay you this investment income as tax-free dividends, less various operating expenses. As you know, these dividends are usually free from federal income taxes.* For a state-specific fund, they may also be free from that state's personal income taxes as well, to the extent dividends are earned from interest on that state's tax-free obligations.*

      Sometimes, the fund may also pay you accumulated dividends that were not previously distributed.

*Alternative minimum taxes may apply.

   NOT PART OF THE SHAREHOLDER REPORT                                          9

Q.  WHAT OTHER FACTORS CAN AFFECT MY MONTHLY DIVIDENDS?

A. Generally, interest rates are the biggest determinant of a tax-free fund's earnings level and the amount of dividends paid to you. For example, when interest rates decline, a fund's investment earnings will decline, as cash flow into the fund must be invested at the lower rates. This means dividend payments will also decrease. However, since bond prices tend to move in the opposite direction of interest rates, your fund's net asset value (NAV) will tend to increase, causing your shares to appreciate in price. Similarly, when interest rates rise, the ability of the funds to increase their dividends will rise.

      Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. Strong economic growth can lead to inflation, and the Federal Reserve may raise interest rates to cool the economy, as we saw last year. On the other hand, if the economy slows down, the Federal Reserve may lower interest rates to stimulate economic growth, as happened earlier this year.

      Credit quality and maturity periods of the securities in a fund's portfolio also play a role in determining the amount of income available to distribute to shareholders, as explained below.


10                                            NOT PART OF THE SHAREHOLDER REPORT

Q.    WHY DO SOME TAX-FREE FUNDS PAY HIGHER DIVIDENDS THAN OTHERS?

A. Dividends are directly related to the composition of a fund's portfolio. First, the credit quality of securities held helps determine a fund's dividend payment ability. High-yield municipal bond funds, for example, can have higher dividend distributions than other tax-free funds. This is because they hold lower credit-quality municipal bonds that must pay higher yields than other securities to compensate investors for taking on additional risk. However, they're also subject to higher risk than funds that hold higher quality bonds in their portfolios.

      Similarly, long-term bond holdings in a fund's portfolio tend to pay higher interest income than short-term bonds to compensate for uncertainty associated with the future.

Q. HOW HAS THE CURRENT DECLINING INTEREST RATE ENVIRONMENT AFFECTED MONTHLY DIVIDEND PAYMENTS?

A. When interest rates decline, municipal bond issuers often "call," or redeem, their higher-yielding bonds and replace them with new, lower-yielding securities so they can reduce the amount of interest they have to pay on the debt. Most municipal bonds are callable within 10 to 12 years after they're issued. Because interest rates have generally been declining over the past 15 years, our funds are experiencing bond calls on older, higher-income securities.


NOT PART OF THE SHAREHOLDER REPORT                                            11

      Consequently, many of Franklin's tax-free funds have had to reinvest proceeds from these called bonds into lower-yielding bonds, resulting in lower earnings (dividends). Because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

      As you can see in the chart below, in the late 1980s and early 1990s, we were able to invest assets at approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at approximately 5-3/8%. Because we cannot invest cash flow at the higher levels, we've had to reduce dividends. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

      Many of the securities being called today have provided high levels of income over the past 10 years, as interest rates have trended down. Though we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.

MONTHLY YIELDS OF BOND BUYER 40

      Date        BondBuyer 40
                     Yields
     -------------------------
     Jan 85          10.35%
     Feb 85          10.20%
     Mar 85          10.01%
     Apr 85           9.50%
     May 85           9.43%
     Jun 85           9.40%
     Jul 85           9.45%
     Aug 85           9.80%
     Sep 85           9.49%
     Oct 85           9.24%
     Nov 85           8.92%
     Dec 85           8.48%
     Jan 86           8.04%
     Feb 86           7.82%
     Mar 86           7.92%
     Apr 86           8.14%
     May 86           7.90%
     Jun 86           7.96%
     Jul 86           7.88%
     Aug 86           7.41%
     Sep 86           7.56%
     Oct 86           7.36%
     Nov 86           7.19%
     Dec 86           7.18%
     Jan 87           7.11%
     Feb 87           7.05%
     Mar 87           7.18%
     Apr 87           8.10%
     May 87           8.29%
     Jun 87           8.19%
     Jul 87           8.17%
     Aug 87           8.16%
     Sep 87           8.87%
     Oct 87           8.72%
     Nov 87           8.62%
     Dec 87           8.40%
     Jan 88           7.97%
     Feb 88           7.85%
     Mar 88           8.17%
     Apr 88           8.17%
     May 88           8.20%
     Jun 88           8.04%
     Jul 88           8.05%
     Aug 88           8.11%
     Sep 88           7.89%
     Oct 88           7.73%
     Nov 88           7.90%
     Dec 88           7.74%
     Jan 89           7.66%
     Feb 89           7.73%
     Mar 89           7.79%
     Apr 89           7.58%
     May 89           7.46%
     Jun 89           7.29%
     Jul 89           7.16%
     Aug 89           7.36%
     Sep 89           7.47%
     Oct 89           7.38%
     Nov 89           7.24%
     Dec 89           7.25%
     Jan 90           7.45%
     Feb 90           7.40%
     Mar 90           7.52%
     Apr 90           7.74%
     May 90           7.53%
     Jun 90           7.50%
     Jul 90           7.35%
     Aug 90           7.64%
     Sep 90           7.79%
     Oct 90           7.71%
     Nov 90           7.47%
     Dec 90           7.47%
     Jan 91           7.39%
     Feb 91           7.36%
     Mar 91           7.34%
     Apr 91           7.26%
     May 91           7.21%
     Jun 91           7.21%
     Jul 91           7.11%
     Aug 91           6.97%
     Sep 91           6.89%
     Oct 91           6.85%
     Nov 91           6.90%
     Dec 91           6.66%
     Jan 92           6.72%
     Feb 92           6.76%
     Mar 92           6.76%
     Apr 92           6.74%
     May 92           6.63%
     Jun 92           6.49%
     Jul 92           6.19%
     Aug 92           6.35%
     Sep 92           6.39%
     Oct 92           6.68%
     Nov 92           6.42%
     Dec 92           6.39%
     Jan 93           6.31%
     Feb 93           6.01%
     Mar 93           6.04%
     Apr 93           5.96%
     May 93           5.89%
     Jun 93           5.76%
     Jul 93           5.78%
     Aug 93           5.60%
     Sep 93           5.47%
     Oct 93           5.48%
     Nov 93           5.65%
     Dec 93           5.52%
     Jan 94           5.45%
     Feb 94           5.77%
     Mar 94           6.36%
     Apr 94           6.37%
     May 94           6.40%
     Jun 94           6.47%
     Jul 94           6.33%
     Aug 94           6.36%
     Sep 94           6.58%
     Oct 94           6.85%
     Nov 94           7.16%
     Dec 94           6.92%
     Jan 95           6.66%
     Feb 95           6.42%
     Mar 95           6.37%
     Apr 95           6.35%
     May 95           6.10%
     Jun 95           6.28%
     Jul 95           6.19%
     Aug 95           6.11%
     Sep 95           6.07%
     Oct 95           5.91%
     Nov 95           5.74%
     Dec 95           5.56%
     Jan 96           5.57%
     Feb 96           5.71%
     Mar 96           5.96%
     Apr 96           6.05%
     May 96           6.09%
     Jun 96           6.01%
     Jul 96           5.98%
     Aug 96           6.02%
     Sep 96           5.89%
     Oct 96           5.83%
     Nov 96           5.66%
     Dec 96           5.72%
     Jan 97           5.82%
     Feb 97           5.76%
     Mar 97           5.95%
     Apr 97           5.89%
     May 97           5.74%
     Jun 97           5.69%
     Jul 97           5.40%
     Aug 97           5.55%
     Sep 97           5.47%
     Oct 97           5.40%
     Nov 97           5.36%
     Dec 97           5.25%
     Jan 98           5.19%
     Feb 98           5.24%
     Mar 98           5.27%
     Apr 98           5.39%
     May 98           5.22%
     Jun 98           5.22%
     Jul 98           5.26%
     Aug 98           5.11%
     Sep 98           4.99%
     Oct 98           5.13%
     Nov 98           5.10%
     Dec 98           5.16%
     Jan 99           5.09%
     Feb 99           5.17%
     Mar 99           5.23%
     Apr 99           5.28%
     May 99           5.37%
     Jun 99           5.53%
     Jul 99           5.59%
     Aug 99           5.78%
     Sep 99           5.89%
     Oct 99           6.08%
     Nov 99           6.12%
     Dec 99           6.22%
     Jan 00           6.31%
     Feb 00           6.17%
     Mar 00           5.94%
     Apr 00           6.00%
     May 00           6.13%
     Jun 00           5.91%
     Jul 00           5.79%
     Aug 00           5.72%
     Sep 00           5.82%
     Oct 00           5.74%
     Nov 00           5.75%
     Dec 00           5.47%
     Jan 01           5.45%
     Feb 01           5.40%
     Mar 01           5.30%
     Apr 01           5.49%
     May 01           5.42%
    June 01           5.38%


Source: S&P Micropal (Bond Buyer 40, as of 6/30/01).
One cannot invest in an index; indexes are unmanaged.



12                                            NOT PART OF THE SHAREHOLDER REPORT

Q.  WHAT OTHER TYPES OF INCOME CAN MY FUND DISTRIBUTE?

A. Your fund also earns income from short- and long-term capital gains, which are taxable to shareholders, whether you reinvest them or receive them as cash. Though we work to reduce capital gains, in periods of sustained low interest rates, they are often unavoidable.

      While short-term capital gains (on securities held in a portfolio for 12 months or less) are treated as ordinary income distributions and taxed at regular income tax rates, long-term capital gains (on securities held in a portfolio for more than 12 months) are taxed at lower rates. Sometimes, a fund may invest part of its portfolio in private activity bonds, which are basically municipal bonds issued to finance private activity. Interest earned from such bonds is exempt from federal income tax, but it's a preference item when calculating your alternative minimum tax (AMT) liability. So, as required by the Internal Revenue Code, this income must be added to your regular tax income to calculate your AMT income and AMT tax liability, if any.

      In case your fund makes any capital gains distributions, you can find the exact amount of the distributions on your Form 1099. For complete information on your tax liabilities, we suggest you consult a qualified tax professional.

                            [FRANKLIN TEMPLETON LOGO]

                                 DIVQ INS 08/01

NOT PART OF THE SHAREHOLDER REPORT                                            13

FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital by investing primarily in a portfolio of insured California municipal securities. (1), (2)
--------------------------------------------------------------------------------

Despite uncertainty surrounding California's energy crisis during the 12 months ended June 30, 2001, the state's economy remained healthy. The nation's economy, however, showed clear signs of slowing down. This prompted the Federal Reserve Board to reverse its previous tightening bias and cut the federal funds target rate on six separate occasions during the period, lowering it to 3.75% by June 30, 2001.

Generally declining interest rates benefited the municipal bond market during the reporting period, as bond prices increase when interest rates fall. Franklin California Insured Tax-Free Income Fund's Class A share price, as measured by net asset value, rose from $11.76 on June 30, 2000, to $12.17 on June 30, 2001.


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

2. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured security's market value, the value of the Fund's shares or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 36.

California's general obligation (GO) bonds experienced significant weakening in the municipal bond market. The state's downgraded debt created opportunities not seen since the last recession more than seven years ago. California GO debt traded at prices lower than those of national GO bonds. Keeping in mind that California has the world's sixth largest economy -- right behind France and just ahead of Italy -- we sought to take advantage of this situation and purchased California State GO bonds at levels that represented significant value relative to their historical prices.

Apart from California GO bonds, the market for the state's general municipal debt remained robust. California's investment grade bonds traded at higher prices relative to comparable national municipal bonds. Other bonds we purchased during the period included Sacramento City Financing Authority, California State Department Water Resources Water and Long Beach Board Financial Authority Lease
- Aquarium of the South Pacific revenue bonds. Among the bonds we sold were some of our California Education Facilities Authority - Stanford University revenue bonds.

During the reporting period, Franklin California Insured Tax-Free Income Fund experienced net inflows as well as calls on higher coupon bonds. We invested the resulting proceeds at recent, lower interest rates. Due to these circumstances, in June 2001 the Fund reduced its Class A monthly dividend from

PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
6/30/01

                        % of Total
                          Long-Term
                          Investments
-------------------------------------
Utilities                16.2%

Tax-Supported            14.5%

Transportation           13.7%

Prerefunded              12.1%

General Obligation       11.6%

Subject to Government
Appropriations           11.5%

Hospital & Health Care   10.6%

Higher Education          4.9%

Housing                   2.7%

Other Revenue             2.2%

DIVIDEND DISTRIBUTIONS*
Franklin California Insured Tax-Free Income Fund
7/1/00 - 6/30/01


                                    DIVIDEND PER SHARE
                                    ------------------
MONTH                         CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------
July                         5.07 cents     4.51 cents    4.53 cents

August                       5.07 cents     4.51 cents    4.53 cents

September                    5.07 cents     4.50 cents    4.52 cents

October                      5.07 cents     4.50 cents    4.52 cents

November                     5.07 cents     4.50 cents    4.52 cents

December                     5.07 cents     4.55 cents    4.56 cents

January                      5.07 cents     4.55 cents    4.56 cents

February                     5.07 cents     4.55 cents    4.56 cents

March                        5.07 cents     4.46 cents    4.44 cents

April                        5.07 cents     4.46 cents    4.44 cents

May                          5.07 cents     4.46 cents    4.44 cents

June                         5.02 cents     4.46 cents    4.45 cents
--------------------------------------------------------------------
TOTAL                       60.79 CENTS    54.01 CENTS   54.07 CENTS

* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

5.07 cents per share to 5.02 cents per share. For a detailed discussion of our dividend policy, please see "Making Sense of Dividends" beginning on page 8.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields. (1) The Performance Summary beginning on page 18 shows that on June 30, 2001, the Fund's Class A shares' distribution rate was 4.74% based on an annualization of the current 5.02 cent ($0.0502) per share dividend and the maximum offering price of $12.71 on June 30, 2001. An investor in the maximum combined federal and California state personal income tax bracket of 44.76% would need to earn 8.58% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalents for Class B and C shares.

Looking forward, strong retail and institutional demand for California municipal bonds -- along with a slowing economy -- should prove advantageous to the Fund. We believe the Fund's conservative, buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest-rate periods should help moderate its share price volatility, reduce portfolio turnover and protect its income stream.









--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA INSURED TAX-FREE
INCOME FUND

Class A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION


CLASS A                                  CHANGE          6/30/01         6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.41           $12.17           $11.76
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                        $0.6079


CLASS B                                 CHANGE          6/30/01         6/30/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.43          $12.21          $11.78
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                        $0.5401


CLASS C                                 CHANGE          6/30/01        6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.42         $12.26           $11.84
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                         $0.5407

PERFORMANCE


CLASS A                                               1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                           +8.73%   +33.00%    +89.73%

Average Annual Total Return(2)                       +4.12%   +4.96%    +6.15%
Distribution Rate(3)                     4.74%

Taxable Equivalent Distribution Rate(4)  8.58%

30-Day Standardized Yield(5)             4.01%

Taxable Equivalent Yield(4)              7.26%


                                                                        INCEPTION
CLASS B                                                  1-YEAR         (2/1/00)
---------------------------------------------------------------------------------
Cumulative Total Return(1)                               +8.29%        +14.53%

Average Annual Total Return(2)                           +4.29%         +7.34%
Distribution Rate(3)                    4.38%

Taxable Equivalent Distribution Rate(4) 7.93%

30-Day Standardized Yield(5)            3.72%

Taxable Equivalent Yield(4)             6.73%



                                                                       INCEPTION
CLASS C                                         1-YEAR   5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +8.17%   +29.42%        +39.26%

Average Annual Total Return(2)                 +6.09%    +5.08%         +5.34%
Distribution Rate(3)                4.31%

Taxable Equivalent Distribution
 Rate(4)                            7.80%

30-Day Standardized Yield(5)        3.61%

Taxable Equivalent Yield(4)         6.54%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 6/30/01.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/01 for the maximum combined federal and California state personal income tax bracket of 44.76%, based on the federal income tax rate of 39.1%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/01.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                        AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                            6/30/01
--------------------------------------------------------------------------
  1-Year                                                           +4.12%

  5-Year                                                           +4.96%

  10-Year                                                          +6.15%

                          AVERAGE ANNUAL TOTAL RETURN

Class B                                                                6/30/01
------------------------------------------------------------------------------
1-Year                                                                  +4.29%

Since Inception (2/1/00)                                                +7.34%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

                      CA Ins. TF Class A         LB Muni Index            CPI
                      ------------------         -------------            ---
 07/01/1991           $  9,575                $ 10,000                 $ 10,000
 07/31/1991           $  9,696    1.22%       $ 10,122     0.15%       $ 10,015
 08/31/1991           $  9,783    1.32%       $ 10,256     0.29%       $ 10,044
 09/30/1991           $  9,906    1.30%       $ 10,389     0.44%       $ 10,088
 10/31/1991           $  9,976    0.90%       $ 10,482     0.15%       $ 10,103
 11/30/1991           $  9,961    0.28%       $ 10,512     0.29%       $ 10,133
 12/31/1991           $ 10,155    2.15%       $ 10,738     0.07%       $ 10,140
 01/31/1992           $ 10,165    0.23%       $ 10,762     0.15%       $ 10,155
 02/29/1992           $ 10,165    0.03%       $ 10,766     0.36%       $ 10,192
 03/31/1992           $ 10,201    0.03%       $ 10,769     0.51%       $ 10,244
 04/30/1992           $ 10,281    0.89%       $ 10,865     0.14%       $ 10,258
 05/31/1992           $ 10,434    1.18%       $ 10,993     0.14%       $ 10,272
 06/30/1992           $ 10,576    1.68%       $ 11,178     0.36%       $ 10,309
 07/31/1992           $ 10,947    3.00%       $ 11,513     0.21%       $ 10,331
 08/31/1992           $ 10,790   -0.97%       $ 11,401     0.28%       $ 10,360
 09/30/1992           $ 10,806    0.65%       $ 11,475     0.28%       $ 10,389
 10/31/1992           $ 10,592   -0.98%       $ 11,363     0.35%       $ 10,425
 11/30/1992           $ 10,886    1.79%       $ 11,566     0.14%       $ 10,440
 12/31/1992           $ 11,024    1.02%       $ 11,684    -0.07%       $ 10,432
 01/31/1993           $ 11,172    1.16%       $ 11,820     0.49%       $ 10,484
 02/28/1993           $ 11,508    3.62%       $ 12,248     0.35%       $ 10,520
 03/31/1993           $ 11,477   -1.06%       $ 12,118     0.35%       $ 10,557
 04/30/1993           $ 11,551    1.01%       $ 12,240     0.28%       $ 10,587
 05/31/1993           $ 11,616    0.56%       $ 12,309     0.14%       $ 10,601
 06/30/1993           $ 11,815    1.67%       $ 12,514     0.14%       $ 10,616
 07/31/1993           $ 11,842    0.13%       $ 12,531     0.00%       $ 10,616
 08/31/1993           $ 12,062    2.08%       $ 12,791     0.28%       $ 10,646
 09/30/1993           $ 12,205    1.14%       $ 12,937     0.21%       $ 10,668
 10/31/1993           $ 12,279    0.19%       $ 12,962     0.41%       $ 10,712
 11/30/1993           $ 12,256   -0.88%       $ 12,848     0.07%       $ 10,720
 12/31/1993           $ 12,458    2.11%       $ 13,119     0.00%       $ 10,720
 01/31/1994           $ 12,583    1.14%       $ 13,268     0.27%       $ 10,749
 02/28/1994           $ 12,331   -2.59%       $ 12,925     0.34%       $ 10,785
 03/31/1994           $ 11,837   -4.07%       $ 12,399     0.34%       $ 10,822
 04/30/1994           $ 11,884    0.85%       $ 12,504     0.14%       $ 10,837
 05/31/1994           $ 11,960    0.87%       $ 12,613     0.07%       $ 10,844
 06/30/1994           $ 11,915   -0.61%       $ 12,536     0.34%       $ 10,881
 07/31/1994           $ 12,124    1.83%       $ 12,765     0.27%       $ 10,911
 08/31/1994           $ 12,171    0.35%       $ 12,810     0.40%       $ 10,954
 09/30/1994           $ 12,013   -1.47%       $ 12,622     0.27%       $ 10,984
 10/31/1994           $ 11,792   -1.78%       $ 12,397     0.07%       $ 10,992
 11/30/1994           $ 11,592   -1.81%       $ 12,173     0.13%       $ 11,006
 12/31/1994           $ 11,796    2.20%       $ 12,440     0.00%       $ 11,006
 01/31/1995           $ 12,189    2.86%       $ 12,796     0.40%       $ 11,050
 02/28/1995           $ 12,532    2.91%       $ 13,169     0.40%       $ 11,094
 03/31/1995           $ 12,623    1.15%       $ 13,320     0.33%       $ 11,131
 04/30/1995           $ 12,660    0.12%       $ 13,336     0.33%       $ 11,168
 05/31/1995           $ 13,008    3.19%       $ 13,761     0.20%       $ 11,190
 06/30/1995           $ 12,843   -0.87%       $ 13,642     0.20%       $ 11,212
 07/31/1995           $ 12,924    0.95%       $ 13,771     0.00%       $ 11,212
 08/31/1995           $ 13,040    1.27%       $ 13,946     0.26%       $ 11,241
 09/30/1995           $ 13,122    0.63%       $ 14,034     0.20%       $ 11,264
 10/31/1995           $ 13,313    1.45%       $ 14,238     0.33%       $ 11,301
 11/30/1995           $ 13,561    1.66%       $ 14,474    -0.07%       $ 11,293
 12/31/1995           $ 13,722    0.96%       $ 14,613    -0.07%       $ 11,285
 01/31/1996           $ 13,807    0.76%       $ 14,724     0.59%       $ 11,352
 02/29/1996           $ 13,735   -0.68%       $ 14,624     0.32%       $ 11,388
 03/31/1996           $ 13,530   -1.28%       $ 14,437     0.52%       $ 11,447
 04/30/1996           $ 13,481   -0.28%       $ 14,396     0.39%       $ 11,492
 05/31/1996           $ 13,487   -0.04%       $ 14,390     0.19%       $ 11,514
 06/30/1996           $ 13,642    1.09%       $ 14,547     0.06%       $ 11,521
 07/31/1996           $ 13,761    0.90%       $ 14,678     0.19%       $ 11,543
 08/31/1996           $ 13,812   -0.02%       $ 14,675     0.19%       $ 11,565
 09/30/1996           $ 14,001    1.40%       $ 14,881     0.32%       $ 11,602
 10/31/1996           $ 14,134    1.13%       $ 15,049     0.32%       $ 11,639
 11/30/1996           $ 14,348    1.83%       $ 15,324     0.19%       $ 11,661
 12/31/1996           $ 14,296   -0.42%       $ 15,260     0.00%       $ 11,661
 01/31/1997           $ 14,290    0.19%       $ 15,289     0.32%       $ 11,698
 02/28/1997           $ 14,413    0.92%       $ 15,430     0.31%       $ 11,734
 03/31/1997           $ 14,230   -1.33%       $ 15,224     0.25%       $ 11,764
 04/30/1997           $ 14,354    0.84%       $ 15,352     0.12%       $ 11,778
 05/31/1997           $ 14,539    1.51%       $ 15,584    -0.06%       $ 11,771
 06/30/1997           $ 14,652    1.07%       $ 15,751     0.12%       $ 11,785
 07/31/1997           $ 15,053    2.77%       $ 16,187     0.12%       $ 11,799
 08/31/1997           $ 14,927   -0.94%       $ 16,035     0.19%       $ 11,821
 09/30/1997           $ 15,090    1.19%       $ 16,226     0.25%       $ 11,851
 10/31/1997           $ 15,179    0.64%       $ 16,330     0.25%       $ 11,881
 11/30/1997           $ 15,268    0.59%       $ 16,426    -0.06%       $ 11,873
 12/31/1997           $ 15,475    1.46%       $ 16,666    -0.12%       $ 11,859
 01/31/1998           $ 15,628    1.03%       $ 16,837     0.19%       $ 11,882
 02/28/1998           $ 15,644    0.03%       $ 16,842     0.19%       $ 11,904
 03/31/1998           $ 15,660    0.09%       $ 16,858     0.19%       $ 11,927
 04/30/1998           $ 15,588   -0.45%       $ 16,782     0.18%       $ 11,948
 05/31/1998           $ 15,807    1.58%       $ 17,047     0.18%       $ 11,970
 06/30/1998           $ 15,887    0.39%       $ 17,113     0.12%       $ 11,984
 07/31/1998           $ 15,916    0.25%       $ 17,156     0.12%       $ 11,999
 08/31/1998           $ 16,138    1.55%       $ 17,422     0.12%       $ 12,013
 09/30/1998           $ 16,386    1.25%       $ 17,640     0.12%       $ 12,028
 10/31/1998           $ 16,402    0.00%       $ 17,640     0.24%       $ 12,056
 11/30/1998           $ 16,471    0.35%       $ 17,702     0.00%       $ 12,056
 12/31/1998           $ 16,483    0.25%       $ 17,746    -0.06%       $ 12,049
 01/31/1999           $ 16,617    1.19%       $ 17,957     0.24%       $ 12,078
 02/28/1999           $ 16,607   -0.44%       $ 17,878     0.12%       $ 12,093
 03/31/1999           $ 16,648    0.14%       $ 17,903     0.30%       $ 12,129
 04/30/1999           $ 16,649    0.25%       $ 17,948     0.73%       $ 12,217
 05/31/1999           $ 16,570   -0.58%       $ 17,844     0.00%       $ 12,217
 06/30/1999           $ 16,315   -1.44%       $ 17,587     0.00%       $ 12,217
 07/31/1999           $ 16,329    0.36%       $ 17,650     0.30%       $ 12,254
 08/31/1999           $ 16,114   -0.80%       $ 17,509     0.24%       $ 12,283
 09/30/1999           $ 16,128    0.04%       $ 17,516     0.48%       $ 12,342
 10/31/1999           $ 15,883   -1.08%       $ 17,327     0.18%       $ 12,365
 11/30/1999           $ 16,007    1.06%       $ 17,510     0.06%       $ 12,372
 12/31/1999           $ 15,885   -0.75%       $ 17,379     0.00%       $ 12,372
 01/31/2000           $ 15,762   -0.44%       $ 17,303     0.30%       $ 12,409
 02/29/2000           $ 16,040    1.16%       $ 17,503     0.59%       $ 12,482
 03/31/2000           $ 16,432    2.18%       $ 17,885     0.82%       $ 12,585
 04/30/2000           $ 16,292   -0.59%       $ 17,779     0.06%       $ 12,592
 05/31/2000           $ 16,224   -0.52%       $ 17,687     0.12%       $ 12,607
 06/30/2000           $ 16,677    2.65%       $ 18,156     0.52%       $ 12,673
 07/31/2000           $ 16,891    1.39%       $ 18,408     0.23%       $ 12,702
 08/31/2000           $ 17,219    1.54%       $ 18,691     0.00%       $ 12,702
 09/30/2000           $ 17,177   -0.52%       $ 18,594     0.52%       $ 12,768
 10/31/2000           $ 17,308    1.09%       $ 18,797     0.17%       $ 12,790
 11/30/2000           $ 17,453    0.76%       $ 18,940     0.06%       $ 12,798
 12/31/2000           $ 17,874    2.47%       $ 19,408    -0.06%       $ 12,790
 01/31/2001           $ 17,977    0.99%       $ 19,600     0.63%       $ 12,870
    2/29/01           $ 18,022    0.32%       $ 19,662     0.40%       $ 12,922
 03/31/2001           $ 18,184    0.90%       $ 19,839     0.23%       $ 12,952
 04/30/2001           $ 17,905   -1.08%       $ 19,625     0.40%       $ 13,003
 05/31/2001           $ 18,098    1.08%       $ 19,837     0.45%       $ 13,062
 06/30/2001           $ 18,166    0.67%       $ 19,970     0.17%       $ 13,084



The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class B to that of the Lehman Brothers Municipal Bond Index(6) and to the Consumer Price Index(6) based on a $10,000 investment from 2/1/00 to 6/30/01.

                      CA Ins. TF Class B         LB Muni Index         CPI
                      ------------------         -------------         ---

02/01/2000            $ 10,000               $ 10,000                $ 10,000
02/29/2000            $ 10,166    1.16%      $ 10,116     0.59%      $ 10,059
03/31/2000            $ 10,418    2.18%      $ 10,337     0.82%      $ 10,141
04/30/2000            $ 10,317   -0.59%      $ 10,276     0.06%      $ 10,148
05/31/2000            $ 10,277   -0.52%      $ 10,222     0.12%      $ 10,160
06/30/2000            $ 10,559    2.65%      $ 10,493     0.52%      $ 10,213
07/31/2000            $ 10,689    1.39%      $ 10,639     0.23%      $ 10,236
08/31/2000            $ 10,892    1.54%      $ 10,803     0.00%      $ 10,236
09/30/2000            $ 10,860   -0.52%      $ 10,747     0.52%      $ 10,289
10/31/2000            $ 10,946    1.09%      $ 10,864     0.17%      $ 10,307
11/30/2000            $ 11,033    0.76%      $ 10,946     0.06%      $ 10,313
12/31/2000            $ 11,294    2.47%      $ 11,217    -0.06%      $ 10,307
01/31/2001            $ 11,353    0.99%      $ 11,328     0.63%      $ 10,372
  2/29/01             $ 11,377    0.32%      $ 11,364     0.40%      $ 10,413
03/31/2001            $ 11,473    0.90%      $ 11,466     0.23%      $ 10,437
04/30/2001            $ 11,301   -1.08%      $ 11,342     0.40%      $ 10,479
05/31/2001            $ 11,417    1.08%      $ 11,465     0.45%      $ 10,526
06/30/2001            $ 11,053    0.67%      $ 11,542     0.17%      $ 10,544

   Total                10.53%                 15.42%                   5.44%
  Return

                      CA Ins. TF Class C      LB Muni Index          CPI
                      ------------------      -------------          ---
 05/01/1995          $  9,900               $ 10,000              $  10,000
 05/31/1995          $  10,197    3.19%     $ 10,319   0.20%      $  10,020
 06/30/1995          $  10,063   -0.87%     $ 10,229   0.20%      $  10,040
 07/31/1995          $  10,122    0.95%     $ 10,326   0.00%      $  10,040
 08/31/1995          $  10,215    1.27%     $ 10,458   0.26%      $  10,066
 09/30/1995          $  10,265    0.63%     $ 10,523   0.20%      $  10,086
 10/31/1995          $  10,418    1.45%     $ 10,676   0.33%      $  10,120
 11/30/1995          $  10,606    1.66%     $ 10,853  -0.07%      $  10,112
 12/31/1995          $  10,727    0.96%     $ 10,957  -0.07%      $  10,105
 01/31/1996          $  10,787    0.76%     $ 11,041   0.59%      $  10,165
 02/29/1996          $  10,726   -0.68%     $ 10,966   0.32%      $  10,198
 03/31/1996          $  10,571   -1.28%     $ 10,825   0.52%      $  10,251
 04/30/1996          $  10,528   -0.28%     $ 10,795   0.39%      $  10,291
 05/31/1996          $  10,527   -0.04%     $ 10,791   0.19%      $  10,310
 06/30/1996          $  10,642    1.09%     $ 10,908   0.06%      $  10,316
 07/31/1996          $  10,737    0.90%     $ 11,006   0.19%      $  10,336
 08/31/1996          $  10,762   -0.02%     $ 11,004   0.19%      $  10,356
 09/30/1996          $  10,904    1.40%     $ 11,158   0.32%      $  10,389
 10/31/1996          $  11,002    1.13%     $ 11,284   0.32%      $  10,422
 11/30/1996          $  11,172    1.83%     $ 11,491   0.19%      $  10,442
 12/31/1996          $  11,118   -0.42%     $ 11,443   0.00%      $  10,442
 01/31/1997          $  11,108    0.19%     $ 11,464   0.32%      $  10,475
 02/28/1997          $  11,207    0.92%     $ 11,570   0.31%      $  10,508
 03/31/1997          $  11,060   -1.33%     $ 11,416   0.25%      $  10,534
 04/30/1997          $  11,142    0.84%     $ 11,512   0.12%      $  10,547
 05/31/1997          $  11,287    1.51%     $ 11,686  -0.06%      $  10,540
 06/30/1997          $  11,369    1.07%     $ 11,811   0.12%      $  10,553
 07/31/1997          $  11,674    2.77%     $ 12,138   0.12%      $  10,565
 08/31/1997          $  11,571   -0.94%     $ 12,024   0.19%      $  10,586
 09/30/1997          $  11,692    1.19%     $ 12,167   0.25%      $  10,612
 10/31/1997          $  11,755    0.64%     $ 12,245   0.25%      $  10,639
 11/30/1997          $  11,827    0.59%     $ 12,317  -0.06%      $  10,632
 12/31/1997          $  11,971    1.46%     $ 12,497  -0.12%      $  10,619
 01/31/1998          $  12,092    1.03%     $ 12,626   0.19%      $  10,640
 02/28/1998          $  12,089    0.03%     $ 12,629   0.19%      $  10,660
 03/31/1998          $  12,096    0.09%     $ 12,641   0.19%      $  10,680
 04/30/1998          $  12,044   -0.45%     $ 12,584   0.18%      $  10,699
 05/31/1998          $  12,206    1.58%     $ 12,783   0.18%      $  10,719
 06/30/1998          $  12,262    0.39%     $ 12,832   0.12%      $  10,731
 07/31/1998          $  12,268    0.25%     $ 12,865   0.12%      $  10,744
 08/31/1998          $  12,433    1.55%     $ 13,064   0.12%      $  10,757
 09/30/1998          $  12,627    1.25%     $ 13,227   0.12%      $  10,770
 10/31/1998          $  12,624    0.00%     $ 13,227   0.24%      $  10,796
 11/30/1998          $  12,681    0.35%     $ 13,274   0.00%      $  10,796
 12/31/1998          $  12,674    0.25%     $ 13,307  -0.06%      $  10,789
 01/31/1999          $  12,781    1.19%     $ 13,465   0.24%      $  10,815
 02/28/1999          $  12,767   -0.44%     $ 13,406   0.12%      $  10,828
 03/31/1999          $  12,792    0.14%     $ 13,425   0.30%      $  10,861
 04/30/1999          $  12,786    0.25%     $ 13,458   0.73%      $  10,940
 05/31/1999          $  12,720   -0.58%     $ 13,380   0.00%      $  10,940
 06/30/1999          $  12,520   -1.44%     $ 13,187   0.00%      $  10,940
 07/31/1999          $  12,525    0.36%     $ 13,235   0.30%      $  10,973
 08/31/1999          $  12,355   -0.80%     $ 13,129   0.24%      $  10,999
 09/30/1999          $  12,360    0.04%     $ 13,134   0.48%      $  11,052
 10/31/1999          $  12,168   -1.08%     $ 12,992   0.18%      $  11,072
 11/30/1999          $  12,256    1.06%     $ 13,130   0.06%      $  11,079
 12/31/1999          $  12,159   -0.75%     $ 13,032   0.00%      $  11,079
 01/31/2000          $  12,048   -0.44%     $ 12,974   0.30%      $  11,112
 02/29/2000          $  12,254    1.16%     $ 13,125   0.59%      $  11,177
 03/31/2000          $  12,557    2.18%     $ 13,411   0.82%      $  11,269
 04/30/2000          $  12,445   -0.59%     $ 13,332   0.06%      $  11,276
 05/31/2000          $  12,388   -0.52%     $ 13,263   0.12%      $  11,289
 06/30/2000          $  12,725    2.65%     $ 13,614   0.52%      $  11,348
 07/31/2000          $  12,882    1.39%     $ 13,803   0.23%      $  11,374
 08/31/2000          $  13,125    1.54%     $ 14,016   0.00%      $  11,374
 09/30/2000          $  13,087   -0.52%     $ 13,943   0.52%      $  11,433
 10/31/2000          $  13,191    1.09%     $ 14,095   0.17%      $  11,453
 11/30/2000          $  13,284    0.76%     $ 14,202   0.06%      $  11,460
 12/31/2000          $  13,597    2.47%     $ 14,553  -0.06%      $  11,453
 01/31/2001          $  13,680    0.99%     $ 14,697   0.63%      $  11,525
    2/29/01          $  13,708    0.32%     $ 14,744   0.40%      $  11,571
 03/31/2001          $  13,823    0.90%     $ 14,877   0.23%      $  11,598
 04/30/2001          $  13,606   -1.08%     $ 14,716   0.40%      $  11,644
 05/31/2001          $  13,745    1.08%     $ 14,875   0.45%      $  11,696
 06/30/2001          $  13,787    0.67%     $ 14,974   0.17%      $  11,716

Total                   37.87%                49.74%                 17.16%
Return



   AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                 6/30/01
--------------------------------------------------------------------------------
1-Year                                                                  +6.09%

5-Year                                                                  +5.08%

Since Inception(5/1/95)                                                 +5.34%



6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.


Past performance does not guarantee future results.                           21

FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


CREDIT QUALITY BREAKDOWN*
Franklin California Intermediate-Term
Tax-Free Income Fund
Based on Total Long-Term Investments
6/30/01

[PIE CHART]

AAA                                                                       25.0%
AA                                                                        12.4%
A                                                                         23.5%
BBB                                                                       38.8%
Below Investment Grade                                                     0.3%

* Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital. The Fund invests primarily in a portfolio of California municipal securities with an average weighted maturity (the time at which the debt must be repaid) between 3 and 10 years.(1)
--------------------------------------------------------------------------------


Despite uncertainty surrounding California's energy crisis during the 12 months ended June 30, 2001, the state's economy remained healthy. The nation's economy, however, showed clear signs of slowing down. This prompted the Federal Reserve Board to reverse its previous tightening bias and cut the federal funds target rate on six separate occasions during the period, lowering it to 3.75% by June 30, 2001.

Generally declining interest rates benefited the municipal bond market during the reporting period, as bond prices increase when interest rates fall. For the 12 months ended June 30, 2001, Franklin California Intermediate-Term Tax-Free Income Fund's Class A share price, as measured by net asset value, rose from $10.92 on June 30, 2000, to $11.25 on June 30, 2001.

California's credit rating downgrade coupled with the energy crisis uncertainty created volatility in the state's municipal bond



1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
         The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 49.

market. In particular, California's general obligation (GO) bonds experienced significant weakening. Fortunately, the majority of the Fund's exposure to California GO bonds was in the 2005 maturity range, and the nature of these positions' intermediate maturity insulated them from volatility. In addition, the Fund did not have any exposure to investor-owned utilities suffering a liquidity crisis.

The state's downgraded debt created opportunities not seen since the last recession more than seven years ago. California GO debt traded at prices lower than those of national GO bonds. Keeping in mind that California has the world's sixth largest economy -- right behind France and just ahead of Italy -- we sought to take advantage of this situation and purchased California State GO bonds at levels that represented significant value relative to their historical prices.

Apart from California GO bonds, the market for the state's general municipal debt remained robust. California's investment grade bonds traded at higher prices relative to comparable national municipal bonds. Other bonds we purchased during the period included Torrance Hospital - Torrance Memorial Medical Center and California Health Facilities Financing Authority - Kaiser Permanente revenue bonds. Among the bonds we sold were San Francisco City and County Public Utilities Commission revenue bonds.

During the reporting period, Franklin California Intermediate-Term Tax-Free Income Fund experienced net inflows as well as called and maturing higher coupon bonds. We invested the resulting proceeds at recent, lower interest rates. Due to these circumstances, in March 2001, the Fund reduced its monthly


PORTFOLIO BREAKDOWN
Franklin California
Intermediate-term
Tax-free Income Fund
6/30/01

                                                                   % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
-------------------------------------------------------------------------------
Tax-Supported                                                         33.6%

Subject to Government
Appropriations                                                        15.6%

Hospital & Health Care                                                13.7%

Utilities                                                             12.0%

General Obligation                                                    11.1%

Housing                                                                4.4%

Prerefunded                                                            4.3%

Transportation                                                         3.0%

Higher Education                                                       1.6%

Other Revenue                                                          0.7%

DIVIDEND DISTRIBUTIONS*
Franklin California
Intermediate-Term Tax-Free
Income Fund - Class A
7/1/00 - 6/30/01

                                                                     DIVIDEND
MONTH                                                               PER SHARE
--------------------------------------------------------------------------------
July                                                                4.36 cents

August                                                              4.36 cents

September                                                           4.36 cents

October                                                             4.36 cents

November                                                            4.36 cents

December                                                            4.36 cents

January                                                             4.36 cents

February                                                            4.36 cents

March                                                               4.30 cents

April                                                               4.30 cents

May                                                                 4.30 cents

June                                                                4.30 cents
------------------------------------------------------------------------------
TOTAL                                                              52.08 CENTS


*        Assumes shares were purchased and held for the entire accrual period.
         Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.


dividend from 4.36 cents per share to 4.30 cents per share. For a detailed discussion of our dividend policy, please see "Making Sense of Dividends" beginning on page 8.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 25 shows that on June 30, 2001, the Fund's Class A shares' distribution rate was 4.48%. An investor in the maximum combined federal and California state personal income tax bracket of 44.76% would need to earn 8.11% from a taxable investment to match the Fund's tax-free distribution rate.

Looking forward, strong retail and institutional demand for California municipal bonds -- along with a slowing economy -- should prove advantageous to the Fund. We believe the Fund's conservative, buy-and-hold, income-oriented philosophy, as well as its reserve of higher coupon bonds from previous, higher interest-rate periods should help moderate its share-price volatility, reduce portfolio turnover and protect its income stream.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                               CHANGE             6/30/01        6/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                 +$0.33             $11.25         $10.92
DISTRIBUTIONS (7/1/00 - 6/30/01)
Dividend Income                      $0.5208


PERFORMANCE

                                                                             INCEPTION
CLASS A                                            1-YEAR      5-YEAR        (9/21/92)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)                         +7.86%      +30.34%        +70.16%
Average Annual Total Return(2)                     +5.45%       +4.97%         +5.97%

Distribution Rate(3)                       4.48%
Taxable Equivalent Distribution Rate(4)   48.11%
30-Day Standardized Yield(5)               3.83%
Taxable Equivalent Yield(4)                6.93%

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 2.25% initial sales charge. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and the yield for the period would have been 3.69%. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

3. Distribution rate is based on an annualization of the current 4.30 cent per share monthly dividend and the maximum offering price of $11.51 on 6/30/01.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/01 for the maximum combined federal and California state personal income tax bracket of 44.76%, based on the federal income tax rate of 39.1%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/01.


Past performance does not guarantee future results.                           25

FRANKLIN CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE INCOME FUND


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  6/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +5.45%

5-Year                                                                    +4.97%

Since Inception (9/21/92)                                                 +5.97%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

                    CA Int.TF            LB 10 Yr. Muni Index     CPI
                    ---------            --------------------     ---
09/21/1992          $  9,775               $10,000             $ 10,000
09/30/1992          $  9,785     0.25%     $10,025   0.08%     $ 10,008
10/31/1992          $  9,736    -1.02%     $ 9,923   0.35%     $ 10,043
11/30/1992          $  9,922     1.83%     $10,104   0.14%     $ 10,057
12/31/1992          $  9,990     1.16%     $10,221  -0.07%     $ 10,050
01/31/1993          $ 10,074     1.68%     $10,393   0.49%     $ 10,100
02/28/1993          $ 10,395     3.66%     $10,774   0.35%     $ 10,135
03/31/1993          $ 10,401    -1.46%     $10,616   0.35%     $ 10,171
04/30/1993          $ 10,436     0.95%     $10,717   0.28%     $ 10,199
05/31/1993          $ 10,482     0.35%     $10,755   0.14%     $ 10,213
06/30/1993          $ 10,588     1.97%     $10,966   0.14%     $ 10,228
07/31/1993          $ 10,614     0.25%     $10,994   0.00%     $ 10,228
08/31/1993          $ 10,759     2.07%     $11,221   0.28%     $ 10,256
09/30/1993          $ 10,986     1.23%     $11,359   0.21%     $ 10,278
10/31/1993          $ 11,031     0.16%     $11,378   0.41%     $ 10,320
11/30/1993          $ 10,912    -0.82%     $11,284   0.07%     $ 10,327
12/31/1993          $ 11,142     2.13%     $11,525   0.00%     $ 10,327
01/31/1994          $ 11,259     1.23%     $11,666   0.27%     $ 10,355
02/28/1994          $ 10,995    -2.74%     $11,347   0.34%     $ 10,390
03/31/1994          $ 10,645    -3.82%     $10,913   0.34%     $ 10,426
04/30/1994          $ 10,702     1.10%     $11,033   0.14%     $ 10,440
05/31/1994          $ 10,769     0.80%     $11,122   0.07%     $ 10,447
06/30/1994          $ 10,762    -0.43%     $11,074   0.34%     $ 10,483
07/31/1994          $ 10,925     1.68%     $11,260   0.27%     $ 10,511
08/31/1994          $ 10,972     0.39%     $11,304   0.40%     $ 10,553
09/30/1994          $ 10,869    -1.34%     $11,152   0.27%     $ 10,582
10/31/1994          $ 10,734    -1.46%     $10,990   0.07%     $ 10,589
11/30/1994          $ 10,578    -1.89%     $10,782   0.13%     $ 10,603
12/31/1994          $ 10,669     1.80%     $10,976   0.00%     $ 10,603
01/31/1995          $ 10,901     2.59%     $11,260   0.40%     $ 10,645
02/28/1995          $ 11,188     2.83%     $11,579   0.40%     $ 10,688
03/31/1995          $ 11,313     1.35%     $11,735   0.33%     $ 10,723
04/30/1995          $ 11,328     0.12%     $11,749   0.33%     $ 10,759
05/31/1995          $ 11,652     3.17%     $12,122   0.20%     $ 10,780
06/30/1995          $ 11,534    -0.62%     $12,047   0.20%     $ 10,802
07/31/1995          $ 11,683     1.47%     $12,224   0.00%     $ 10,802
08/31/1995          $ 11,867     1.36%     $12,390   0.26%     $ 10,830
09/30/1995          $ 11,961     0.64%     $12,469   0.20%     $ 10,851
10/31/1995          $ 12,146     1.15%     $12,613   0.33%     $ 10,887
11/30/1995          $ 12,320     1.34%     $12,782  -0.07%     $ 10,880
12/31/1995          $ 12,370     0.61%     $12,860  -0.07%     $ 10,872
01/31/1996          $ 12,477     1.01%     $12,989   0.59%     $ 10,936
02/29/1996          $ 12,447    -0.41%     $12,936   0.32%     $ 10,971
03/31/1996          $ 12,360    -1.24%     $12,776   0.52%     $ 11,028
04/30/1996          $ 12,330    -0.35%     $12,731   0.39%     $ 11,071
05/31/1996          $ 12,335    -0.28%     $12,695   0.19%     $ 11,092
06/30/1996          $ 12,456     0.95%     $12,816   0.06%     $ 11,099
07/31/1996          $ 12,554     0.96%     $12,939   0.19%     $ 11,120
08/31/1996          $ 12,558     0.00%     $12,939   0.19%     $ 11,141
09/30/1996          $ 12,681     1.03%     $13,072   0.32%     $ 11,177
10/31/1996          $ 12,816     1.26%     $13,237   0.32%     $ 11,213
11/30/1996          $ 13,034     2.02%     $13,504   0.19%     $ 11,234
12/31/1996          $ 12,992    -0.45%     $13,444   0.00%     $ 11,234
01/31/1997          $ 13,032     0.39%     $13,496   0.32%     $ 11,270
02/28/1997          $ 13,121     0.94%     $13,623   0.31%     $ 11,305
03/31/1997          $ 13,005    -1.34%     $13,440   0.25%     $ 11,333
04/30/1997          $ 13,107     0.74%     $13,540   0.12%     $ 11,347
05/31/1997          $ 13,282     1.42%     $13,732  -0.06%     $ 11,340
06/30/1997          $ 13,396     1.10%     $13,883   0.12%     $ 11,353
07/31/1997          $ 13,720     2.81%     $14,273   0.12%     $ 11,367
08/31/1997          $ 13,639    -0.97%     $14,135   0.19%     $ 11,389
09/30/1997          $ 13,767     1.27%     $14,314   0.25%     $ 11,417
10/31/1997          $ 13,847     0.53%     $14,390   0.25%     $ 11,446
11/30/1997          $ 13,914     0.46%     $14,456  -0.06%     $ 11,439
12/31/1997          $ 14,069     1.58%     $14,685  -0.12%     $ 11,425
01/31/1998          $ 14,212     1.11%     $14,848   0.19%     $ 11,447
02/28/1998          $ 14,230    -0.01%     $14,846   0.19%     $ 11,468
03/31/1998          $ 14,235    -0.07%     $14,836   0.19%     $ 11,490
04/30/1998          $ 14,201    -0.55%     $14,754   0.18%     $ 11,511
05/31/1998          $ 14,398     1.70%     $15,005   0.18%     $ 11,532
06/30/1998          $ 14,441     0.37%     $15,061   0.12%     $ 11,546
07/31/1998          $ 14,498     0.16%     $15,085   0.12%     $ 11,559
08/31/1998          $ 14,697     1.74%     $15,347   0.12%     $ 11,573
09/30/1998          $ 14,895     1.49%     $15,576   0.12%     $ 11,587
10/31/1998          $ 14,912     0.04%     $15,582   0.24%     $ 11,615
11/30/1998          $ 14,955     0.30%     $15,629   0.00%     $ 11,615
12/31/1998          $ 14,985     0.31%     $15,677  -0.06%     $ 11,608
01/31/1999          $ 15,147     1.53%     $15,917   0.24%     $ 11,636
02/28/1999          $ 15,098    -0.90%     $15,774   0.12%     $ 11,650
03/31/1999          $ 15,127    -0.05%     $15,766   0.30%     $ 11,685
04/30/1999          $ 15,143     0.27%     $15,809   0.73%     $ 11,770
05/31/1999          $ 15,039    -0.70%     $15,698   0.00%     $ 11,770
06/30/1999          $ 14,814    -1.86%     $15,406   0.00%     $ 11,770
07/31/1999          $ 14,910     0.67%     $15,509   0.30%     $ 11,805
08/31/1999          $ 14,859    -0.37%     $15,452   0.24%     $ 11,834
09/30/1999          $ 14,918     0.34%     $15,504   0.48%     $ 11,890
10/31/1999          $ 14,786    -0.71%     $15,394   0.18%     $ 11,912
11/30/1999          $ 14,912     1.09%     $15,562   0.06%     $ 11,919
12/31/1999          $ 14,766    -0.52%     $15,481   0.00%     $ 11,919
01/31/2000          $ 14,784    -0.41%     $15,418   0.30%     $ 11,955
02/29/2000          $ 14,899     0.79%     $15,539   0.59%     $ 12,025
03/31/2000          $ 15,168     1.95%     $15,842   0.82%     $ 12,124
04/30/2000          $ 15,075    -0.50%     $15,763   0.06%     $ 12,131
05/31/2000          $ 15,067    -0.59%     $15,670   0.12%     $ 12,146
06/30/2000          $ 15,395     2.72%     $16,097   0.52%     $ 12,209
07/31/2000          $ 15,583     1.38%     $16,319   0.23%     $ 12,237
08/31/2000          $ 15,843     1.55%     $16,572   0.00%     $ 12,237
09/30/2000          $ 15,820    -0.46%     $16,495   0.52%     $ 12,301
10/31/2000          $ 15,911     1.02%     $16,664   0.17%     $ 12,322
11/30/2000          $ 15,973     0.54%     $16,754   0.06%     $ 12,329
12/31/2000          $ 16,223     2.35%     $17,147  -0.06%     $ 12,322
01/31/2001          $ 16,416     1.29%     $17,368   0.63%     $ 12,399
2/29/01             $ 16,464     0.17%     $17,398   0.40%     $ 12,449
03/31/2001          $ 16,527     0.85%     $17,546   0.23%     $ 12,477
04/30/2001          $ 16,341    -1.23%     $17,330   0.40%     $ 12,527
05/31/2001          $ 16,536     1.09%     $17,519   0.45%     $ 12,584
06/30/2001          $ 16,634     0.60%     $17,624   0.17%     $ 12,605

                      66.34%                76.24%               26.05%


6. Source: Standard & Poor's Micropal. The Lehman Brothers Muni 10-Year Bond Index includes bonds that have a minimum credit rating of at least Baa, a maturity of at least 10 years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.

26       Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND


--------------------------------------------------------------------------------
Your Fund's Goal:  Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and Cali-
fornia state personal income taxes while seeking preservation of capital and liquidity by investing primarily in a portfolio of short-term munici-
pal debt securities issued in California. The Fund is managed to maintain a $1.00 share price.(1)
--------------------------------------------------------------------------------


The combination of lower stock prices and higher short-term interest rates in early 2000 contributed to a sharp deceleration in the U.S. economy's growth during the 12 months ended June 30, 2001. The unprecedented rise in Y2K and Internet-related spending that propelled stock prices and fueled consumer spending in the past few years began to unwind in June 2000. As a result, growth in gross domestic product (GDP), the country's broadest gauge of economic vibrancy, slowed dramatically from a 5.2% annualized pace in the first half of 2000 to a 1.6% annual rate in the second half of the year. As the year 2000 ended, it became apparent that economic growth was decelerating too quickly, potentially shutting down the longest expansion in U.S. history.

In response to deteriorating economic activity, the Federal Reserve Board (the
Fed) began aggressively lowering short-term interest rates to stimulate economic growth. The Fed lowered



1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 57.

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND


PERFORMANCE SUMMARY
6/30/01
--------------------------------------------------------------------------------
Seven-day effective yield(1)                                               2.26%

Seven-day annualized yield                                                 2.24%

Taxable equivalent yield(2)                                                4.05%


1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the published rates as of 6/20/01 for the maximum combined federal and California state personal income tax bracket of 44.76%, based on the federal income tax rate of 39.1%.

Annualized and effective yields are for the seven-day period ended 6/30/01. The Fund's average weighted maturity was 56 days. Yield reflects fluctuations in interest rates on portfolio investments, as well as Fund expenses.

Past performance does not guarantee future results.



rates six times during the period, for a total of 275 basis points (2.75%), bringing the federal funds target rate from 6.50% to 3.75% by June 30, 2001. Despite the Fed's aggressive actions, GDP growth for first and second quarters 2001 further decelerated to 1.3% and 0.7% annualized rates.

The economy ended the year under review on a very weak note and appeared to be walking a fine line between a soft landing and a recession. In response to slowing demand, manufacturing activity contracted, and businesses continued cuts in capital spending while initiating layoffs. Thus far, consumer spending held up relatively well as evidenced by higher than expected demand for housing and automobiles. However, lower stock prices, continued corporate layoffs and higher energy and electricity prices suggest the possibility of a further downshift in overall consumer spending.

While we believe that the Fed is nearing the end of their easing mode, the U.S. economy remains fragile. Therefore, the Fed may cut rates further until an economic recovery is more clearly in sight. We believe that the Fed's aggressive easing, combined with lower income tax rates, should stimulate economic growth later in 2001. As signs of economic growth become more evident, we believe short-term rates should gradually begin to rise again.

Reflecting the 275 basis points decrease in the federal funds target rate over the past fiscal year, the Fund's seven-day effective yield declined from 3.52% on June 30, 2000, to 2.26% on June 30, 2001. Despite the lower yields, tax-exempt money fund assets continue to grow and July 1 coupon payments and redemption money should help cash flows into money funds. The Fund's assets increased 2% during the reporting period -- from $697 million on June 30, 2000, to $712 million on June 30, 2001.

During the reporting period, the Fund participated in several attractive deals including San Jose Airport Revenue tax-exempt commercial paper, California School Cash Reserve Program Authority general obligation, San Diego County & School District Partnership tax and revenue anticipation notes and Metropolitan Water District of Southern California Waterworks Revenue variable rate demand notes.

The investment strategy driving Franklin California Tax-Exempt Money Fund's management continues to emphasize high quality and liquidity. In many respects, we manage the Fund more conservatively than SEC guidelines require, to ensure the safety and stability of the Fund's principal. For example, SEC guidelines allow tax-exempt money funds to purchase first- and second-tier securities. Franklin Templeton purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although allowed by the SEC for money market funds, we do not buy any derivative securities in our tax-exempt money funds -- we purchase only plain vanilla, short-term securities, from what we believe to be creditworthy institutions. Although our strategy may result in lower yields than those of other money market funds, we believe the increased yield offered by lower-rated and less liquid securities does not justify the added risk to shareholders.



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS


MOODY'S(R)

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
Financial Highlights

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                                                             CLASS A
                                                        ------------------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                             2001            2000            1999            1998           1997
                                                        ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................     $    11.76      $    12.12      $    12.47     $    12.22    $    12.01
                                                        ------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ........................            .61             .61             .61            .64           .66
  Net realized and unrealized gains (losses) ......            .40            (.36)           (.26)           .37           .21
                                                        ------------------------------------------------------------------------
Total from investment operations ..................           1.01             .25             .35           1.01           .87
                                                        ------------------------------------------------------------------------
Less distributions from:
  Net investment income ...........................           (.60)           (.61)           (.63)          (.64)         (.66)
  Net realized gains ..............................             --            --(c)           (.07)          (.12)           --
                                                        ------------------------------------------------------------------------
Total distributions ...............................           (.60)           (.61)           (.70)          (.76)         (.66)
                                                        ------------------------------------------------------------------------
Net asset value, end of year ......................         $12.17      $    11.76      $    12.12     $    12.47    $    12.22
                                                        ========================================================================

Total return(b)....................................           8.73%           2.24%           2.76%          8.38%         7.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................     $1,665,581      $1,558,857      $1,775,212     $1,717,489    $1,635,543
Ratios to average net assets:
  Expenses ........................................             61%            .60%            .60%           .60%          .60%
  Net investment income ...........................           5.00%           5.24%           4.91%          5.11%         5.41%
Portfolio turnover rate ...........................          10.09%          29.40%          15.53%         21.66%        20.40%


(a)Based on average shares outstanding effective year ended June 30, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)The fund made a capital gain distribution of $.0016.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                CLASS B
                                                       ------------------------
                                                          YEAR ENDED JUNE 30,
                                                       ------------------------
                                                         2001          2000*(c)
                                                       ------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........          $ 11.78        $11.36
                                                       ------------------------
Income from investment operations:
 Net investment income(a)....................              .54           .23
 Net realized and unrealized gains ..........              .42           .42
                                                       ------------------------
Total from investment operations ............              .96           .65
Less distributions from net investment income             (.53)         (.23)
                                                       ------------------------
Net asset value, end of year ................          $ 12.21        $11.78
                                                       ========================
Total return(b)..............................             8.29%         5.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............          $20,926        $1,884
Ratios to average net assets:
 Expenses ...................................             1.16%         1.16%(d)
 Net investment income ......................             4.42%         4.82%(d)
Portfolio turnover rate .....................            10.09%        29.40%


(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period February 1, 2000 (effective date) to June 30, 2000.

(d)Annualized.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Financial Highlights (continued)


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONT.)

                                                                                        CLASS C
                                                       ---------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------------
                                                         2001          2000            1999           1998            1997
                                                       ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........         $ 11.84        $12.20         $ 12.55        $ 12.29         $ 12.07
                                                       ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a).....................             .54           .55             .55            .58             .59
 Net realized and unrealized gains (losses) ..             .41          (.36)           (.27)           .37             .22
                                                       ---------------------------------------------------------------------
Total from investment operations .............             .95           .19             .28            .95             .81
                                                       ---------------------------------------------------------------------
Less distributions from:
 Net investment income .......................            (.53)         (.55)           (.56)          (.57)           (.59)
 Net realized gains ..........................              --            --(c)         (.07)          (.12)             --
                                                       ---------------------------------------------------------------------
Total distributions ..........................            (.53)         (.55)           (.63)          (.69)           (.59)
                                                       ---------------------------------------------------------------------
Net asset value, end of year .................         $ 12.26        $ 11.84        $ 12.20        $ 12.55         $ 12.29
                                                       =====================================================================
Total return(b)...............................            8.17%          1.66%          2.16%          7.80%           6.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............         $79,803        $67,395        $80,336        $55,371         $34,899
Ratios to average net assets:
 Expenses ....................................            1.16%          1.16%          1.16%          1.16%           1.16%
 Net investment income .......................            4.45%          4.68%          4.35%          4.55%           4.81%
Portfolio turnover rate ......................           10.09%         29.40%         15.53%         21.66%          20.40%


(a)Based on average shares outstanding effective year ended June 30, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)The fund made a capital gain distribution of $.0016.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001


                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    BONDS 95.4%
    ABAG Finance Authority for Nonprofit Corps. COP,
         Lincoln Child Center Inc., Insured, 6.125%, 11/01/24 ....................................  $  2,055,000   $    2,203,104
         Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ........................     3,500,000        3,608,850
         Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...........................     5,000,000        5,270,150
    ABAG Finance Authority for Nonprofit Corps. Revenue,
         Desert AIDS Project, Series A, California Mortgage Insured, 5.25%, 4/01/26 ..............     2,610,000        2,584,814
         Poway RHF Housing Inc. Project, Series A, 5.375%, 11/15/25 ..............................     5,145,000        5,079,247
    ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ..............    10,775,000       11,855,840
    Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured,
     Pre-Refunded, 6.00%, 6/01/20 ................................................................     1,000,000        1,097,060
    Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
     5.75%, 7/01/30 ..............................................................................     3,305,000        3,467,143
    Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%, 9/01/24 ...........     2,065,000        2,129,366
    Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ...................    10,730,000       10,993,743
    Anaheim PFAR, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%, 9/01/14 ...........     3,790,000        4,022,365
    Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
     12/01/22 ....................................................................................     1,080,000        1,157,782
    Baldwin Park California RDA, Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ..........     4,000,000        4,187,920
    Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A, MBIA Insured,
     6.25%, 9/01/22 ..............................................................................     2,000,000        2,142,640
    Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..........................     1,500,000        1,600,755
    Benicia COP, Water System Project, Refunding, AMBAC Insured, 6.125%, 11/01/17 ................     2,995,000        3,074,457
    Benicia USD, GO, Series A, AMBAC Insured, Pre-Refunded, 6.85%, 8/01/16 .......................     5,900,000        6,035,995
    Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..................................     1,000,000        1,042,960
    Brea PFA Revenue, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
     7.00%, 8/01/23 ..............................................................................    11,815,000       12,081,546
    Brea PFAR, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
         7.00%, 8/01/15 ..........................................................................     1,520,000        1,554,352
         6.75%, 8/01/22 ..........................................................................     1,550,000        1,584,751
    Buellton USD, GO, Series A, MBIA Insured, Pre-Refunded, 6.375%, 7/01/17 ......................     2,155,000        2,278,115
    Burbank Waste Disposal Revenue, Series B, AMBAC Insured, 6.00%, 5/01/22 ......................       665,000          676,904
    Cabrillo Community College District GO, Series C, AMBAC Insured, 5.375%, 5/01/26 .............     5,400,000        5,441,472
    Calaveras County Water District Revenue COP, Water and Sewer System Improvement
     Project, Refunding, AMBAC Insured, 6.00%, 5/01/16 ...........................................     3,950,000        4,187,751
    Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
     Refunding, FSA Insured, 5.85%, 8/01/15 ......................................................     1,795,000        1,883,135
    Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17 ...............     2,930,000        3,066,333
(b) California Community College Financing Authority Lease Revenue, Grossmont, Palomar,
     and Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 .........................................     3,030,000        2,949,038
    California Educational Facilities Authority Revenue,
         Pomona College, Series B, 5.50%, 7/01/29 ................................................     4,455,000        4,575,552
         Pooled Facilities Program, MBIA Insured, 7.00%, 3/01/16 .................................       330,000          335,115
         Santa Clara University, MBIA Insured, Pre-Refunded, 5.75%, 9/01/21 ......................     2,575,000        2,889,073
         Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................    23,330,000       22,826,305
         Stanford University, Series N, 5.25%, 12/01/26 ..........................................     6,450,000        6,449,678
         Stanford University, Series N, 5.35%, 6/01/27 ...........................................    21,250,000       21,364,963
         Stanford University, Series N, 5.20%, 12/01/27 ..........................................     2,500,000        2,480,350
         Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............................     4,000,000        4,191,920
    California Health Facilities Financing Authority Revenue
         Adventist Health Systems West, Series A, MBIA Insured, 7.00%, 3/01/13 ...................     3,000,000        3,077,490
         Adventist Health Systems West, Series B, MBIA Insured, 6.75%, 3/01/14 ...................     5,065,000        5,191,017

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                     PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Health Facilities Financing Authority Revenue (cont.)
         Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............  $  5,000,000   $    5,400,200
         Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................................    25,000,000       20,904,750
         Community Health Facilities, Series A, California Mortgage Insured, 5.80%,
          8/01/25 ................................................................................     1,295,000        1,353,430
         Kaiser Permanente, Series A, 5.40%, 5/01/28 .............................................    15,400,000       14,686,364
         Kaiser Permanente, Series B, 5.00%, 10/01/18 ............................................     5,000,000        4,718,100
         Kaiser Permanente, Series B, 5.00%, 10/01/20 ............................................     4,000,000        3,723,640
         Marshall Hospital, California Mortgage Insured, Series A, 5.30%, 11/01/28 ...............     3,325,000        3,213,047
         Northern California Presbyterian, 5.40%, 7/01/28 ........................................     5,000,000        4,888,850
         Orange County Health Facility, Series A, California Mortgage Insured, 6.20%,
          11/01/24 ...............................................................................     3,435,000        3,706,056
         San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%,
          8/01/20 ................................................................................     4,850,000        5,066,795
         San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 8/01/12 ..................     2,425,000        2,541,279
         Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 ......................     3,500,000        3,691,030
         Sharp Temecula Hospital, MBIA Insured, Pre-Refunded, 7.05%, 8/01/21 .....................     3,000,000        3,069,570
         Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ...................................     1,700,000        1,670,114
         Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ...................................     4,000,000        3,744,480
         The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ..........................................     5,000,000        5,048,600
    California HFAR
         Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ...................................     5,250,000        5,428,290
         Series A, MBIA Insured, 7.15%, 8/01/11 ..................................................     1,315,000        1,342,444
         Series A, MBIA Insured, 7.20%, 2/01/26 ..................................................     3,450,000        3,521,519
         Series B, MBIA Insured, 6.80%, 8/01/11 ..................................................     1,815,000        1,869,123
         Series K, AMBAC Insured, 6.25%, 8/01/27 .................................................     4,080,000        4,193,587
    California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured,
     5.55%, 9/01/31 ..............................................................................     4,800,000        4,730,496
    California Public School District Financing Authority Lease Revenue, Southern
     Kern USD,
         Refunding, Series B, FSA Insured, 5.90%, 9/01/26 ........................................       235,000          249,897
         Series B, FSA Insured, Pre-Refunded, 5.90%, 9/01/26 .....................................     1,615,000        1,823,319
    California State Department of Water Resources Central Valley Project Water
     System Revenue, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .........................     1,000,000        1,006,930
    California State Department of Water Resources Water Revenue, Series W, FSA
     Insured, 5.125%, 12/01/29 ...................................................................     5,000,000        4,872,000
    California State GO,
         5.00%, 10/01/27 .........................................................................    30,790,000       29,054,984
         AMBAC Insured, 6.30%, 9/01/06 ...........................................................     9,000,000       10,088,640
         FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ..............................................     2,990,000        3,273,841
         FSA Insured, 5.50%, 9/01/29 .............................................................    34,500,000       35,093,055
         MBIA Insured, 6.00%, 8/01/16 ............................................................       210,000          224,603
         MBIA Insured, 6.00%, 10/01/21 ...........................................................        65,000           68,162
         MBIA Insured, 5.00%, 8/01/29 ............................................................    20,250,000       19,338,548
         Refunding, 5.125%, 6/01/31 ..............................................................    25,000,000       23,841,750
         Refunding, FGIC Insured, 5.375%, 6/01/26 ................................................     5,000,000        5,038,450
    California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .................     7,395,000        7,692,427
    California State Local Government Finance Authority Revenue, Marin Valley Mobile
     Country Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 ................     4,275,000        4,577,756
    California State University and Colleges Student Union Revenue,
         Bakersfield, Series A, MBIA Insured, 6.30%, 11/01/22 ....................................     1,310,000        1,375,814
         San Bernardino, Series B, MBIA Insured, 6.30%, 2/01/22 ..................................     2,375,000        2,496,386

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California State University Foundation Revenue, Monterey Bay, MBIA Insured,
     5.35%, 6/01/31 ..............................................................................  $  2,000,000   $    2,004,460
    California State University, Fresno, Auxiliary Residence Student Project Revenue,
     MBIA Insured, 6.25%, 2/01/17 ................................................................     1,500,000        1,603,590
    California State University, Los Angeles Auxiliary Services Inc. Revenue, MBIA
     Insured, 5.125%, 6/01/33 ....................................................................     3,200,000        3,114,080
    California Statewide CDA,
         COP, 5.75%, 8/01/21 .....................................................................     9,585,000       10,053,898
         COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................    12,250,000       12,089,770
         COP, FSA Insured, 5.50%, 8/15/31 ........................................................     7,000,000        7,125,020
         COP, Kaiser Permanente, 5.30%, 12/01/15 .................................................     9,700,000        9,706,790
         COP, MBIA Insured, 5.00%, 4/01/18 .......................................................     3,000,000        2,949,690
         MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%, 8/01/33 ....................     2,785,000        2,887,767
         Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA
          Insured, 5.65%,10/01/26 ................................................................     3,420,000        3,546,198
         Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA
          Insured, 5.75%,10/01/29 ................................................................     1,465,000        1,545,370
    California Statewide CDA Revenue,
         Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ................................     7,625,000        7,568,804
         COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..................     5,000,000        4,920,550
    Cambria Community Services District Revenue COP, Wastewater Treatment System
     Upgrade, MBIA Insured, Pre-Refunded, 6.90%, 11/01/24 ........................................     1,000,000        1,135,720
    Cambria Community Services District Water and Wastewater Revenue, Refunding,
     Series A, MBIA Insured, 6.00%, 5/01/15 ......................................................     1,330,000        1,425,082
    Carpinteria Sanitary District Capital Facilities Revenue, FGIC Insured, 6.25%,
     7/01/14 .....................................................................................     2,485,000        2,629,801
    Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ................     8,000,000        7,651,120
    Central Coast Water Authority Revenue, State Water Project Regional Facilities,
     AMBAC Insured, Pre-Refunded,
         6.50%, 10/01/14 .........................................................................     2,500,000        2,664,800
         6.60%, 10/01/22 .........................................................................     4,650,000        4,962,155
    Chico PFAR, Southeast Chico Redevelopment Project, Series A, FGIC Insured, 6.625%,
     4/01/21 .....................................................................................       815,000          833,305
    Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer
     System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ....................................     2,000,000        2,127,120
    Chino COP, RDA, Water System Improvement Project, Refunding, AMBAC Insured, 6.20%,
     9/01/18 .....................................................................................     3,590,000        3,801,918
    Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ...........     3,875,000        4,246,613
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ..........................     3,265,000        3,132,670
    Coachella Valley Recreation and Park District 1915 Act, Reassessment District 9,
     Refunding, MBIA Insured, 6.20%, 9/02/16 .....................................................     1,500,000        1,608,075
    Contra Costa Mosquito Abatement District COP, Public Improvements Project,
     Refunding, FSA Insured, 6.25%, 2/01/06 ......................................................     1,280,000        1,295,859
    Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
     9/01/26 .....................................................................................     2,700,000        2,720,493
    Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
         4/15/25 .................................................................................     5,355,000        5,246,454
         4/15/29 .................................................................................     3,870,000        3,767,948
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ............................     5,070,000        4,848,441
    Culver City USD, GO, MBIA Insured,
         5.125%, 8/01/37 .........................................................................       650,000          626,704
         5.20%, 8/01/38 ..........................................................................     3,285,000        3,205,766
    Delano USD,
         COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 .................................     1,620,000        1,618,963
         GO, Series A, FSA Insured, Pre-Refunded, 6.10%, 5/01/17 .................................     1,105,000        1,172,118

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)


                                                                                                     PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                   AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    East Bay MUD, Water System Revenue, Refunding, FGIC Insured, 6.00%, 6/01/20 ..................  $  2,900,000   $    3,012,201
    East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.75%, 9/01/17 ...................     1,200,000        1,259,436
    Eastern Municipal Water District, Water and Sewer Revenue COP, Series A, FGIC
     Insured, Pre-Refunded, 6.30%, 7/01/20 .......................................................     1,400,000        1,414,000
    El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
         2/15/16 .................................................................................     2,250,000        2,334,330
         2/15/21 .................................................................................     3,500,000        3,603,250
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
     9/01/34 .....................................................................................     1,800,000        1,860,228
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
     9/01/30 .....................................................................................     3,770,000        3,672,319
    Fairfield PFAR, Municipal Park, ID No. 1, FGIC Insured, Pre-Refunded, 6.30%,
     7/01/23 .....................................................................................     4,750,000        5,017,900
    Folsom PFAR, Refunding, AMBAC Insured, 6.00%,
         10/01/08 ................................................................................     2,000,000        2,106,340
         10/01/12 ................................................................................     1,000,000        1,049,150
         10/01/19 ................................................................................     3,400,000        3,541,678
    Fontana RDA, Tax Allocation, Southwest Industrial Park Project, FGIC Insured,
     Pre-Refunded, 6.125%, 9/01/25 ...............................................................     5,850,000        6,346,022
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding,
     Series A, MBIA Insured, 5.00%, 1/01/35 ......................................................    66,735,000       63,113,959
    Fresno USD, GO,
         Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 .......................................     2,065,000        2,280,111
         Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 .......................................     3,000,000        3,315,870
         Series B, FSA Insured, ETM, 5.875%, 8/01/20 .............................................     1,190,000        1,257,521
    Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA
     Insured, 5.75%,
         7/01/25 .................................................................................     1,250,000        1,318,725
         7/01/30 .................................................................................     1,000,000        1,052,750
    Glendale Hospital Revenue, Adventist Health, Refunding, Series A, MBIA Insured,
     6.75%, 3/01/13 ..............................................................................     1,000,000        1,025,280
    Glendale RDA, Tax Allocation, Central Glendale Redevelopment Project, Refunding,
     AMBAC Insured, 6.00%, 12/01/20 ..............................................................     4,775,000        5,055,913
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ......................................     2,750,000        2,819,355
    Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 .............................................     2,250,000        2,375,978
    Gustine USD, COP, FSA Insured, 5.00%, 2/01/29 ................................................     3,210,000        3,071,135
    Health Facilities Financing Authority Revenue, True to Life A, California
     Mortgage Insured, 5.625%, 9/01/25 ...........................................................     1,250,000        1,265,500
    Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .......................     1,250,000        1,332,575
    Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%,
     6/01/15 .....................................................................................     1,000,000        1,060,490
    Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ......................     1,795,000        1,781,968
    Imperial Irrigation District COP, California Water Systems Project, AMBAC
     Insured, 5.75%, 7/01/16 .....................................................................     5,050,000        5,351,132
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
         8/01/25 .................................................................................     3,045,000        3,587,467
         8/01/29 .................................................................................     3,075,000        3,649,349
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................................     1,600,000        1,659,392
    Kern County High School District GO, FSA Insured, ETM, 6.625%,
         8/01/14 .................................................................................     1,535,000        1,846,175
         8/01/15 .................................................................................     1,400,000        1,673,504
    La Mirada RDA, Industrial Commercial Redevelopment Project, Series A, MBIA
     Insured, Pre-Refunded, 6.60%, 8/15/21 .......................................................     3,080,000        3,124,475

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Lake Arrowhead Community Services District COP,
         FGIC Insured, 6.50%, 6/01/15 ............................................................  $  8,785,000   $    9,185,420
         FGIC Insured, Pre-Refunded, 6.50%, 6/01/15 ..............................................     5,215,000        5,502,451
         Refunding, FGIC Insured, 6.125%, 6/01/05 ................................................     6,255,000        6,558,555
    Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 ....................................     2,485,000        2,598,366
    Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A,
     FSA Insured, 6.50%, 9/01/17 .................................................................     3,000,000        3,155,010
    Lancaster RDA, Tax Allocation, Lancaster Redevelopment Project No.5, Refunding,
     MBIA Insured, 6.85%, 2/01/19 ................................................................    11,245,000       11,495,201
    Lincoln USD Special Tax, CFD No. 1, AMBAC Insured, Pre-Refunded, 6.90%, 9/01/21 ..............     2,425,000        2,489,626
     Lodi COP,
         1996 Public Improvement Financing Project, MBIA Insured, 5.90%, 10/01/16 ................     3,605,000        3,880,999
         Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ..................     8,800,000        9,929,216
    Lodi Electric System Revenue COP, Series A, MBIA Insured, 5.50%, 1/15/32 .....................     4,000,000        4,067,960
    Long Beach Board Financial Authority Lease Revenue, Aquarium of the South
     Pacific, Refunding, AMBAC Insured, 5.00%,
         11/01/19 ................................................................................     4,000,000        3,929,080
         11/01/26 ................................................................................     8,350,000        8,024,935
    Long Beach Harbor Revenue,
         5.125%, 5/15/18 .........................................................................     3,625,000        3,574,468
         MBIA Insured, 5.25%, 5/15/25 ............................................................    25,000,000       24,433,000
    Los Angeles COP, San Pedro Peninsula Hospital Project, Refunding, AMBAC Insured,
     ETM, 6.25%, 5/01/15 .........................................................................     5,825,000        5,991,886
    Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding,
     AMBAC Insured, 6.00%, 12/01/16 ..............................................................     3,000,000        3,145,020
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
         11/01/27 ................................................................................     2,500,000        2,468,200
         11/01/33 ................................................................................     2,500,000        2,478,650
    Los Angeles County MTA, Sales Tax Revenue, Proposition A, First Tier, Refunding,
     Senior Series A, MBIA Insured, 5.25%, 7/01/27 ...............................................    27,870,000       27,713,371
    Los Angeles County Transportation Commission Sales Tax Revenue, Series B, FGIC
     Insured, Pre-Refunded, 6.50%,
         7/01/13 .................................................................................     2,740,000        2,794,800
         7/01/15 .................................................................................     5,025,000        5,125,500
    Los Angeles Department of Water and Power Electric Plant Revenue, FGIC Insured,
     Pre-Refunded, 6.125%, 1/15/33 ...............................................................    17,215,000       18,357,387
    Los Angeles Department of Water and Power Waterworks Revenue, Second Issue, FGIC
     Insured, 6.40%, 11/01/31 ....................................................................     6,875,000        7,090,531
    Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ................     2,500,000        2,684,800
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ..............     2,000,000        2,153,080
    Los Angeles Wastewater System Revenue,
         Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 ......................................    12,100,000       12,448,601
         Series B, AMBAC Insured, 6.00%, 6/01/22 .................................................     3,250,000        3,379,968
    Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA
     Insured, 5.00%, 7/01/24 .....................................................................    12,000,000       11,592,720
    Lynwood PFA,
         Tax Allocation, Area A Project, Series A, FSA Insured, 5.85%, 9/01/18 ...................     1,765,000        1,951,402
         Water Revenue, Water System Improvement Project, MBIA Insured, 5.85%, 6/01/22 ...........       665,000          708,245
         Water Revenue, Water System Improvement Project, MBIA Insured, 5.90%, 6/01/29 ...........     3,105,000        3,296,051
    Lynwood PFAR, Series A, AMBAC Insured, 5.75%, 9/01/18 ........................................     4,000,000        4,178,240
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..................     2,680,000        2,660,141
    Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project,
     Refunding, AMBAC Insured, 5.375%, 6/01/22 ...................................................    10,000,000       10,099,900

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                     AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Mesa Construction Water District COP, Water Project, FGIC Insured, Pre-Refunded,
     6.40%, 3/15/18 ..............................................................................  $  5,600,000   $    5,859,280
    Metropolitan Water District Revenue, Southern California Waterworks, Series A,
     MBIA Insured,
         5.50%, 7/01/25 ..........................................................................     5,000,000        5,109,850
         5.00%, 7/01/30 ..........................................................................     6,525,000        6,236,660
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ....................     1,025,000        1,088,919
    Modesto Health Facilities Revenue, Memorial Hospital Association, Refunding,
     Series A, MBIA Insured, 6.00%, 6/01/18 ......................................................     5,565,000        5,828,225
    Modesto Irrigation District COP, Refunding and Capital Improvement Projects,
     Series A, MBI Insured, Pre-Refunded, 6.00%, 10/01/21 ........................................     3,000,000        3,024,660
    Modesto Irrigation District Financing Authority Revenue, Domestic Water Project,
     Series C, AMBAC Insured, Pre-Refunded, 5.75%, 9/01/22 .......................................     2,500,000        2,780,575
    Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 .................    14,375,000       15,217,519
    Montebello Community RDA, Tax Allocation,
         Housing, Series A, FSA Insured, 5.45%, 9/01/19 ..........................................     1,100,000        1,132,747
         Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%,
          3/01/19 ................................................................................     2,460,000        2,537,859
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
     11/01/26 ....................................................................................     8,715,000        8,784,197
    Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ............................................     3,840,000        3,938,342
    Mount Diablo USD, CFD No. 1, Special Tax,
         AMBAC Insured, 6.25%, 8/01/14 ...........................................................       500,000          523,150
         FSA Insured, 6.00%, 8/01/24 .............................................................     1,000,000        1,062,270
         Refunding, AMBAC Insured, 5.75%, 8/01/15 ................................................     1,000,000        1,065,000
         Refunding, AMBAC Insured, 5.75%, 8/01/16 ................................................     2,270,000        2,406,949
         Refunding, AMBAC Insured, 5.375%, 8/01/19 ...............................................     7,290,000        7,374,272
    Mountain View COP, Capital Improvement Financing Authority Revenue, City
     Hall/Community Theatre, MBIA Insured, 6.50%, 8/01/16 ........................................     1,500,000        1,532,970
    National City Joint Powers Authority Lease Revenue, National City Police
     Facilities Project, AMBAC Insured, Pre-Refunded, 6.75%, 10/01/17 ............................     2,000,000        2,054,780
    Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA
     Insured, 5.50%, 1/01/17 .....................................................................     4,600,000        4,771,258
    Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
     5.625%, 3/01/30 .............................................................................     1,000,000        1,034,360
    North City West School Facilities Financing Authority Special Tax, Refunding,
     Series B, FSA Insured
         5.75%, 9/01/15 ..........................................................................     1,260,000        1,352,912
         6.00%, 9/01/19 ..........................................................................     2,500,000        2,686,450
    Northern California Power Agency Multiple Capital Facilities Revenue,
         Refunded, Series A, MBIA Insured, 6.50%, 8/01/12 ........................................     2,840,000        3,002,789
         Series A, MBIA Insured, Pre-Refunded, 6.50%, 8/01/12 ....................................     2,160,000        2,292,862
    Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded,
     7.50%, 7/01/23 ..............................................................................     3,200,000        4,094,016
    Northern California Transmission Revenue, California/Oregon Transmission Project,
     Series A, MBIA Insured,
         6.25%, 5/01/10 ..........................................................................     2,500,000        2,606,825
         6.50%, 5/01/16 ..........................................................................     4,000,000        4,176,280
         6.00%, 5/01/24 ..........................................................................    16,335,000       16,535,921
    Oakland Revenue, 1800 Harrison Foundation, Refunding, Series A, AMBAC Insured,
     6.00%, 1/01/29 ..............................................................................    10,000,000       10,684,800
    Oceanside Community Development Commission COP, Public Parking Project, FSA
     Insured, Pre-Refunded, 7.875%, 4/01/19 ......................................................     3,940,000        4,498,022
    Oceanside COP,
         Corporation Yard Project Financing, AMBAC Insured, Pre-Refunded, 7.30%,
          8/01/21 ................................................................................     4,715,000        5,044,673
         Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 .................     1,000,000        1,063,460
         Waste Reuse Association Finance Project, Series A, AMBAC Insured,
          Pre-Refunded, 6.50%, 10/01/17 ..........................................................     5,000,000        5,329,600

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Orange County COP, Juvenile Justice Center Facilities, Refunding, AMBAC Insured,
         6.375%, 6/01/11 .........................................................................  $  4,770,000   $    4,990,040
         6.00%, 6/01/17 ..........................................................................     5,000,000        5,200,300
    Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A,
     MBIA Insured, 6.50%, 9/01/22 ................................................................     3,500,000        3,585,435
    Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1, AMBAC
     Insured,
         5.90%, 9/15/21 ..........................................................................     1,245,000        1,323,136
         6.10%, 9/15/23 ..........................................................................     2,880,000        3,087,014
    Oxnard COP, AMBAC Insured, 4.75%, 6/01/28 ....................................................     1,545,000        1,407,371
    Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 ................     5,000,000        5,311,950
    Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 .....................................     3,615,000        3,917,395
    Palm Springs USD, GO, Series C, MBIA Insured, 6.125%, 2/01/20 ................................       500,000          521,895
    Paramount USD, COP, Master Lease Program, FSA Insured, 6.30%, 9/01/26 ........................     4,750,000        5,115,560
    Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .....................................     1,130,000        1,223,541
    Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 .....................................     1,000,000          999,990
    Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 ............................     1,000,000        1,049,380
    Pico Rivera PFAR, Water Enterprise Project, Series A, FGIC Insured, Pre-Refunded,
     6.00%, 12/01/17 .............................................................................     8,000,000        8,521,360
    Pinole RDA, Tax Allocation, Pinole Vista Redevelopment Project, Series A, MBIA
     Insured, Pre-Refunded, 6.125%, 8/01/17 ......................................................     1,000,000        1,022,530
    Placer County COP,
         Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 .....................     4,000,000        4,141,440
         Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 .......................     3,745,000        4,242,898
    Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ..................................     2,350,000        2,479,955
    Pleasant Hill RDA, Tax Allocation, Pleasant Hill Commons Project, Refunding, FSA
     Insured, 6.90%, 7/01/21 .....................................................................     5,500,000        5,698,770
    Porterville COP,
         Sewer System and Improvement Project, Refunding, AMBAC Insured, 6.30%,
          10/01/18 ...............................................................................    11,010,000       11,521,966
         Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%, 10/01/23 ................     3,000,000        3,003,720
    Portola Valley School District GO, MBIA Insured, 5.00%, 8/01/29 ..............................     2,000,000        1,912,780
(b) Poway RDA, Tax Allocation, Paguay Redevelopment Project, AMBAC Insured, 5.00%,
     12/15/25 ....................................................................................     9,195,000        8,843,475
    Poway RDA, Tax Allocation, Refunding, MBIA Insured, 5.75%, 6/15/33 ...........................    11,475,000       12,064,356
    Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
         Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 .........................................     2,000,000        1,991,560
         Refunding, FSA Insured, 5.25%, 9/01/20 ..................................................     2,500,000        2,517,900
    Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project,
     Series A, MBIA Insured,
         5.75%, 3/01/19 ..........................................................................     3,090,000        3,273,052
         5.25%, 3/01/26 ..........................................................................        75,000           74,687
    Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment Notes, Series C, FSA
     Insured,
         6.00%, 9/01/22 ..........................................................................     2,120,000        2,241,010
    Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 ..........................................     2,115,000        2,236,190
    Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured,
         6.50%, 7/15/11 ..........................................................................     1,270,000        1,296,772
         Pre-Refunded, 6.50%, 7/15/11 ............................................................     1,475,000        1,506,093
    Ripon RDA, Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
     11/01/30 ....................................................................................     3,975,000        4,228,724
    Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ....................     3,000,000        3,210,390

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)

    Riverside RDA, Lease Revenue, Series A, AMBAC Insured,
         6.375%, 10/01/23 ........................................................................  $ 12,540,000   $   13,485,014
         6.50%, 10/01/24 .........................................................................     2,000,000        2,179,120
    Romona Municipal Water District COP, Refunding, AMBAC Insured, 7.20%, 10/01/10 ...............       785,000          804,209
    Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 .......................................     5,685,000        5,669,139
    Rubidoux Community Services District COP, Water System Improvement Project,
     AMBAC Insured, Pre-Refunded, 6.20%, 12/01/14 ................................................     2,510,000        2,680,454
    Sacramento Area Flood Control Agency Special Assessment,
         Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 .........................................     1,000,000        1,072,690
         Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ................................     1,475,000        1,582,218
         Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ................................     2,690,000        2,866,491
    Sacramento City Financing Authority Revenue, Capital Improvement, Series A,
     AMBAC Insured, 5.00%, 12/01/32 ..............................................................    10,000,000        9,543,000
    Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 .............     5,920,000        6,366,309
    Sacramento MUD, Electric Revenue, Series J, AMBAC Insured, 5.50%, 8/15/21 ....................     8,485,000        8,751,174
    Salida Area Public Facilities Financing Agency, CFD, Special Tax No. 1988-1, FSA
     Insured, 5.75%, 9/01/30 .....................................................................     3,435,000        3,596,136
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ...........................     1,645,000        1,646,777
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA
     Insured, 5.25%, 10/01/25 ....................................................................     7,000,000        7,013,300
    San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding,
     MBIA Insured, 6.40%, 3/01/25 ................................................................     5,680,000        5,782,070
    San Bernardino RDA, Capital Appreciation, Series B, AMBAC Insured, 7.70%, 1/10/09 ............     2,382,000        2,841,726
    San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding,
     FSA Insured, 5.75%, 6/01/14 .................................................................     2,250,000        2,399,963
    San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 .................................     2,110,000        2,159,585
    San Diego Community College District COP, Series 1991, MBIA Insured, 6.50%,
     12/01/12 ....................................................................................     2,000,000        2,064,920
    San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC
     Insured, 6.40%, 9/01/18 .....................................................................     1,650,000        1,733,408
    San Diego Mortgage Revenue, University Canyon North, Refunding, Series A, MBIA
     Insured, 5.125%, 7/01/03 ....................................................................        80,000           81,658
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC
     Insured, 5.25%, 5/15/27 .....................................................................     2,950,000        2,951,682
    San Francisco BART District Sales Tax Revenue, FGIC Insured,
         5.50%, 7/01/26 ..........................................................................     6,500,000        6,671,405
         5.50%, 7/01/34 ..........................................................................    12,000,000       12,342,600
         Pre-Refunded, 6.60%, 7/01/12 ............................................................     2,580,000        2,631,600
    San Francisco City and County Airport Commission International Airport Revenue,
         Issue 5, Second Series, FGIC Insured, 6.50%, 5/01/24 ....................................     6,900,000        7,383,069
         Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ...................................     3,500,000        3,686,480
         Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 .....................     6,400,000        7,074,304
         Issue 11, Second Series, FGIC Insured, 6.00%, 5/01/11 ...................................     2,105,000        2,243,804
         Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ...................................    10,000,000        9,358,500
    San Francisco City and County Sewer Revenue, Refunding, AMBAC Insured, 6.00%,
     10/01/11 ....................................................................................     2,000,000        2,099,540
    San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured,
     6.00%, 9/01/15 ..............................................................................     1,000,000        1,075,600
    San Jacinto USD, COP, Refunding Project, AMBAC Insured, Pre-Refunded, 6.50%,
     10/01/23 ....................................................................................     3,000,000        3,197,760
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................................    18,075,000       18,157,964
         Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................................    11,860,000       11,687,318
         senior lien, MBIA Insured, 5.00%, 1/01/33 ...............................................    10,035,000        9,576,300
    San Jose Financing Authority Revenue, Convention Project, Series C, FSA Insured,
     6.40%, 9/01/17 ..............................................................................     8,740,000        8,950,634
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .............     3,500,000        3,614,450
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%,
     11/01/29 ....................................................................................     5,000,000        5,278,450

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                      PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project
     Area-3-A, MBIA Insured,
         5.75%, 10/01/29 .........................................................................  $  5,340,000   $    5,482,097
         5.80%, 10/01/30 .........................................................................     7,800,000        8,066,214
    San Ramon COP, Central Park Expansion Project, FSA Insured, Pre-Refunded, 7.20%,
     2/01/25 .....................................................................................     5,110,000        5,805,778
    Sanger PFAR, Utility System Financing, Series A, AMBAC Insured, 5.70%, 1/01/22 ...............     5,935,000        6,196,140
    Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured,
     6.125%, 6/01/16 .............................................................................     3,250,000        3,418,415
    Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...................     1,000,000        1,052,190
    Santa Barbara COP,
         Municipal Improvement Program, Refunding, AMBAC Insured, 6.15%, 8/01/17 .................     3,575,000        3,719,430
         Water Systems Improvement Project, Refunding, AMBAC Insured, 6.70%, 4/01/27 .............     6,500,000        6,764,940
    Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC
     Insured, 5.00%, 11/15/22 ....................................................................     3,950,000        3,848,564
    Santa Clara Electric Revenue, Series A, MBIA Insured, Pre-Refunded, 6.50%,
     7/01/21 .....................................................................................     1,350,000        1,377,000
    Santa Clara RDA, Tax Allocation, Bayshore North Project, AMBAC Insured, 7.50%,
     6/01/08 .....................................................................................       200,000          203,728
    Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured,
     6.20%, 9/01/19 ..............................................................................       475,000          502,726
    Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
         5/01/21 .................................................................................       900,000          959,634
         5/01/26 .................................................................................     1,190,000        1,263,007
    Santa Fe Springs RDA, Consolidated, Tax Allocation, Series A, MBIA Insured,
     6.40%, 9/01/22 ..............................................................................     4,255,000        4,457,666
    Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding,
     Series B, MBIA Insured, 5.75%, 8/01/20 ......................................................    23,000,000       24,182,660
    Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%,
     7/01/20 .....................................................................................     1,495,000        1,579,124
    Santa Rosa High School District GO,
         FGIC Insured, 5.90%, 5/01/16 ............................................................     1,000,000        1,059,210
         Refunding, FSA Insured, 5.75%, 5/01/18 ..................................................     1,050,000        1,104,306
(b) Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .......................     4,000,000        3,894,920
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and
     Improvement, AMBAC Insured, 6.00%, 7/02/15 ..................................................     2,000,000        2,251,220
    Selma PFAR, Series A, MBIA Insured, 5.80%,
         9/15/11 .................................................................................       145,000          145,584
         9/15/12 .................................................................................       125,000          125,540
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ..............     3,455,000        3,583,802
    Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...........................................     2,400,000        2,582,904
    South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, AMBAC Insured,
     5.875%, 9/01/24 .............................................................................     2,500,000        2,595,225
    South Orange County PFA, Special Tax Revenue, senior lien, Refunding, Series A,
     MBIA Insured,
         6.20%, 9/01/13 ..........................................................................    13,500,000       14,398,155
         6.00%, 9/01/18 ..........................................................................     3,250,000        3,414,775
    South San Francisco COP, 5.00%, 4/01/29 ......................................................     2,000,000        1,871,860
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ........................     2,000,000        2,071,960
    Stockton COP, Wastewater System Project, Refunding, AMBAC Insured, 5.75%, 9/01/23 ............     6,500,000        6,699,420
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series
     B, FSA Insured, 5.90%, 7/01/12 ..............................................................     3,745,000        4,074,935
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA
     Insured, 5.00%, 9/01/23 .....................................................................     6,500,000        6,304,740
    Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding,
     MBIA Insured, 5.625%, 10/01/13 ..............................................................     4,260,000        4,479,816
    Sulfur Springs USD, COP, Series 1991, AMBAC Insured, Pre-Refunded, 7.20%, 2/01/21 ............       800,000          802,664
    Sunnyvale RDA, Tax Allocation, Central Core Project, Refunding, AMBAC Insured,
     6.50%, 10/01/22 .............................................................................     2,785,000        2,836,467
    Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ................................................     3,000,000        3,110,850

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                     AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Tahoe-Truckee Joint USD,
         Series A, FGIC Insured, Pre-Refunded, 6.00%, 9/01/17 ....................................  $  5,000,000   $    5,411,000
         Series B, FGIC Insured, 5.95%, 9/01/20 ..................................................     3,620,000        3,890,414
    Tahoe-Truckee USD, GO, Improvement District No. 2, Series A, FGIC Insured,
     5.75%, 8/01/20 ..............................................................................     4,340,000        4,607,387
    Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ..................     2,000,000        2,211,040
    Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment,
     Refunding, MBIA Insured, 5.375%, 12/01/25 ...................................................     2,390,000        2,409,813
    Tri-City Hospital District Revenue,
         MBIA Insured, 6.00%, 2/01/22 ............................................................     2,350,000        2,378,247
         Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ......................................     2,750,000        2,853,428
    Truckee PFA, Lease Revenue, Series A, AMBAC, 6.00%, 11/01/30 .................................     1,990,000        2,151,091
    Turlock Auxiliary Organization Revenue COP, California State University,
     Stanislaus Foundation, MBIA Insured, 5.875%, 6/01/22 ........................................     2,000,000        2,138,180
    Turlock PFA, Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .....................................     6,855,000        7,003,205
    Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
     AMBAC Insured, 5.75%,
         10/01/22 ................................................................................     6,200,000        6,502,188
         10/01/32 ................................................................................    14,100,000       14,767,353
    University of California Revenues, Multi Purpose Projects, Series H, FGIC
     Insured, 5.50%, 9/01/28 .....................................................................     2,500,000        2,567,525
    University Revenues, Multi Purpose, Series K, 5.00%, 9/01/23 .................................     3,160,000        3,045,008
    Upland COP,
         Police Building Project, Refunding, AMBAC Insured, 6.60%, 8/01/16 .......................     3,985,000        4,191,423
         Water System Improvement Project, FGIC Insured, 6.60%, 8/01/16 ..........................     2,385,000        2,508,543
    Vacaville PFA, Tax Allocation Revenue, Vacaville Redevelopment Projects, MBIA
     Insured, 6.35%, 9/01/22 .....................................................................     1,355,000        1,375,162
    Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured,
     5.875%, 5/01/26 .............................................................................    12,500,000       13,250,625
    Washington Township Hospital District Revenue, HealthCare District Revenue,
         5.00%, 7/01/18 ..........................................................................     2,000,000        1,935,500
         5.125%, 7/01/23 .........................................................................       450,000          438,134
    Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured,
     5.375%, 8/01/25 .............................................................................     2,045,000        2,062,751
    Waugh School District Special Tax GO, Corona/Ely CDF No.1, AMBAC Insured,
     5.80%, 9/01/26 ..............................................................................     5,640,000        5,927,922
    West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
     Series A, AMBAC Insured, 5.50%, 8/01/17 .....................................................     3,370,000        3,500,082
    West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded, 6.25%,
     9/01/16 .....................................................................................     4,185,000        4,648,782
    West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment Project,
     MBIA Insured, Pre-Refunded, 6.25%, 9/01/21 ..................................................     3,340,000        3,425,671
    William S. Hart Joint School Financing Authority Special Tax Revenue,
     Community Facilities, Refunding, FSA Insured, 6.60%, 9/01/18 ................................     1,285,000        1,417,818
    William S. Hart USD, COP, School Project, MBIA Insured, 6.00%, 9/01/30 .......................     7,015,000        7,596,824
    Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series
     A, AMBAC Insured, 6.125%, 12/15/12 ..........................................................       750,000          816,413
    Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue,
     Sweetwater, Series A, MBIA Insured, 5.70%, 9/01/19 ..........................................     4,000,000        4,191,840
                                                                                                                   --------------
 TOTAL BONDS (COST $1,611,536,266) ...............................................................                  1,684,789,690
                                                                                                                   --------------

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                     AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON BONDS 3.0%


    California HFR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ..............................  $  5,000,000   $    3,087,300
         Corona-Norco USD GO, Series B, FSA Insured,
         9/01/23 .................................................................................     2,320,000          686,859
         9/01/24 .................................................................................     2,620,000          730,901
         3/01/25 .................................................................................     1,400,000          378,196
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, MBIA Insured,
         1/15/17 .................................................................................    20,000,000        8,407,000
         1/15/18 .................................................................................    25,000,000        9,938,250
         1/15/19 .................................................................................     5,970,000        2,225,377
(b) Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA
     Insured,
         08/01/25 ................................................................................     5,495,000        1,448,922
         07/01/26 ................................................................................     5,965,000        1,491,727
    Newark USD GO, Capital Appreciation, FGIC Insured,
         Series B, 8/10/24 .......................................................................     9,905,000        2,558,858
         Series C, 8/01/22 .......................................................................     2,165,000          650,301
         Series C, 8/01/23 .......................................................................     2,465,000          694,021
         Series C, 8/01/24 .......................................................................     2,560,000          678,067
         Series C, 8/01/25 .......................................................................     2,705,000          673,518
    San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .............................    28,405,000        8,903,263
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital
     Appreciation, Refunding, Series A, MBIA Insured,1/15/26 .....................................    13,155,000        3,378,204
    San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..........................................     6,080,000        1,612,477
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured,
     4/01/24 .....................................................................................    14,245,000        3,977,346
    Southern Kern USD, COP, Convertible Capital Appreciation Building Program,
     Series B, FSA Insured, 9/01/26 ..............................................................     2,250,000        1,724,963
    Union Elementary School District GO, Capital Appreciation, Series A, FGIC
     Insured, 9/01/24 ............................................................................     2,000,000          557,925
                                                                                                                   --------------
    TOTAL ZERO COUPON BONDS (COST $44,428,098) ...................................................                     53,803,475
                                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,655,964,364) ............................................                  1,738,593,165
                                                                                                                   --------------
(a) SHORT-TERM INVESTMENTS .9%
    California PCFA, PCR,
         Pacific Gas and Electric Co., Refunding, Series E, Daily VRDN and Put,
          3.60%, 11/01/26 ........................................................................       900,000          900,000
         Shell Oil Co. Project, Refunding, Series A, Daily VRDN and Put, 3.10%,
          10/01/07 ...............................................................................     2,100,000        2,100,000
    Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 3.10%,
     9/02/25 .....................................................................................       500,000          500,000
    Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and
     Put, 3.10%, 8/01/16 .........................................................................       500,000          500,000
    Irvine Ranch Water District Revenue, Construction Bonds, Daily VRDN and Put,
     3.10%, 10/01/05 .............................................................................       700,000          700,000
    Metropolitan Water District Southern California Waterworks Revenue, Refunding,
     Series B-1, Daily VRDN and Put, 3.10%, 7/01/35 ..............................................     3,700,000        3,700,000
    Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and
     Put, 3.10%, 8/01/30 .........................................................................     3,800,000        3,800,000
    Riverside County IDAR, Merrick Engineering Inc., Weekly VRDN and Put, 2.80%,
     3/01/27 .....................................................................................     1,870,000        1,870,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                    AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------------
(a) SHORT-TERM INVESTMENTS (CONT.)
    Sacramento County Sanitation District Financing Authority Revenue, Series C,
     Weekly VRDN and Put, 2.40%, 12/01/30 ........................................................  $    800,000   $      800,000
    Western Riverside County Regional Wastewater Authority Revenue, Regional
     Wastewater Treatment, Daily VRDN and Put, 3.10%, 4/01/28 ....................................       100,000          100,000
                                                                                                                   --------------
    TOTAL SHORT-TERM INVESTMENTS (COST $14,970,000) ..............................................                     14,970,000
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $1,670,934,364) 99.3% ................................................                  1,753,563,165
    OTHER ASSETS, LESS LIABILITIES .7% ...........................................................                     12,746,808
                                                                                                                   --------------
    NET ASSETS 100.0% ............................................................................                 $1,766,309,973
                                                                                                                   ==============

See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.




                       See notes to financial statements.                     47

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                                   YEAR ENDED JUNE 30,
                                                       ----------------------------------------------------------------------------
                                                            2001          2000             1999             1998             1997
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................   $   10.92     $   11.02        $   11.24        $   10.93        $   10.67
                                                       ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)...........................         .51           .52              .51              .53              .53
 Net realized and unrealized gains (losses) ........         .34          (.10)            (.21)             .31              .26
                                                       ----------------------------------------------------------------------------
Total from investment operations ...................         .85           .42              .30              .84              .79
Less distributions from net investment income ......        (.52)         (.52)            (.52)            (.53)            (.53)
                                                       ----------------------------------------------------------------------------
Net asset value, end of year .......................   $   11.25     $   10.92        $   11.02        $   11.24        $   10.93
                                                       ============================================================================
Total return(b).....................................        7.86%         3.95%            2.63%            7.76%            7.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................   $ 224,156     $ 186,880        $ 192,547        $ 155,664        $ 117,666
Ratios to average net assets:
 Expenses ..........................................         .60%          .60%             .60%             .52%             .47%
 Expenses excluding waiver and payments by affiliate         .72%          .74%             .75%             .78%             .80%
 Net investment income .............................        4.56%         4.79%            4.50%            4.76%            4.96%
Portfolio turnover rate ............................        8.02%        10.29%            5.48%            9.58%            6.29%

(a)  Based on average shares outstanding effective year ended June 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year


48                       See notes to financial statements.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                          PRINCIPAL
 FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT          VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 96.6%
 BONDS 95.7%
  ABAG Finance Authority for Nonprofit Corps. COP,
         5.75%,8/01/03 ..........................................................................        $  445,000      $  466,106
         Easter Seal Society for the Redwood Coast, Insured, 5.50%,6/01/03 ......................           225,000         234,275
         Partner North County Health Project, 5.50%,3/01/06 .....................................           770,000         822,622
         Rhoda Haas Goldman Plaza, Insured, 5.125%, 5/15/15 .....................................         3,000,000       2,998,320
  ABAG Finance Corp. COP,  ABAG XXVI,
         Refunding, Series A, 5.90%,6/01/02 .....................................................            65,000          66,450
         Series B, 6.40%, 10/01/03 ..............................................................           100,000         106,186
  ABAG Revenue, Refunding,Series A-E,
         5.00%,9/15/06 ..........................................................................           610,000         623,298
         5.05%,9/15/07 ..........................................................................           620,000         633,262
         5.40%,9/15/14 ..........................................................................         2,455,000       2,501,252
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
         5.00%, 10/01/10.........................................................................         3,035,000       3,231,122
  Alameda County COP,Series 1994,
         5.70%,4/01/02 ..........................................................................           395,000         402,774
         5.80%,4/01/03 ..........................................................................           420,000         437,216
         5.90%,4/01/04 ..........................................................................           440,000         466,616
  Antioch PFA, Reassessment Revenue, sub. lien, Series B,
         5.00%,9/02/03 ..........................................................................         1,880,000       1,897,860
         5.20%,9/02/05 ..........................................................................         2,070,000       2,102,292
         5.40%,9/02/07 ..........................................................................         1,155,000       1,180,375
  Auburn COP, Civic Center Project, Refunding,
         5.45%,9/01/01 ..........................................................................            70,000          70,268
         5.60%,9/01/02 ..........................................................................            75,000          77,152
         5.70%,9/01/03 ..........................................................................            80,000          83,704
         5.75%,9/01/04 ..........................................................................            80,000          84,910
  Bakersfield Central District Revenue RDA, Tax Allocation, Downtown Bakersfield Redevelopment,
         ETM,
         6.10%,4/01/02 ..........................................................................           310,000         317,874
         6.20%,4/01/03 ..........................................................................           330,000         347,513
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
         5.30%,9/02/08 ..........................................................................           990,000         999,910
         5.35%,9/02/09 ..........................................................................           765,000         770,975
         5.40%,9/02/10 ..........................................................................           990,000         994,891
         5.45%,9/02/11 ..........................................................................           995,000         996,463
         5.50%,9/02/12 ..........................................................................           990,000         991,554
  California Educational Facilities Authority Revenue,
         Pooled College and University Financing, Refunding, Series B, 5.80%, 6/01/02 ...........         1,000,000       1,024,350
         Pooled College and University Financing, Refunding, Series B, 5.90%, 6/01/03 ...........         1,105,000       1,153,432
         Pooled College and University Projects, Series B, 6.125%,4/01/13 .......................         1,000,000       1,083,550
  California Health Facilities Financing Authority Revenue,
         Kaiser Permanente, Series B, 5.25%, 10/01/13 ...........................................         3,850,000       3,794,137
         Kaiser Permanente, Series B, 5.25%, 10/01/14 ...........................................         3,000,000       3,034,770
         Kaiser Permanente, Series B, 5.25%, 10/01/16 ...........................................         2,000,000       2,008,560
         San Diego Hospital Association, Series B, MBIA Insured, 5.60%, 8/01/03 .................           100,000         104,603
         Sutter Health, Refunding, Series A, MBIA Insured, 5.875%,8/15/16 .......................         3,750,000       4,010,625
  California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ............         1,805,000       1,925,881

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001(CONT.)

                                                                                                        PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
 California State Department of Water Resources Central Valley Project Revenue, Water System,
   Refunding, Series S, 5.00%, 12/01/19 ...........................................................   $  4,000,000    $  3,952,400
 California State GO,
        5.25%,6/01/16 .............................................................................      2,000,000       2,025,300
        Refunding, 5.00%, 12/01/05 ................................................................      7,000,000       7,349,160
        Veterans, Series B, 5.00%, 12/01/12 .......................................................      2,000,000       2,010,240
        Veterans, Series B, 5.25%, 12/01/15 .......................................................      2,310,000       2,311,779
        Veterans, Series B, 5.375%, 12/01/16 ......................................................        605,000         607,360
 California State Public Works Board Lease Revenue,
        Department of Corrections, Coalinga State Prison, Series B, MBIA Insured, 5.50%, 12/01/08 .      1,000,000       1,058,150
        Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ....................      1,325,000       1,263,202
        Various Community College Projects, Refunding, Series C, 5.50%,9/01/09 ....................      1,555,000       1,668,344
 California Statewide CDA,COP,
        California Lutheran Homes, ETM, 5.375%,11/15/06 ...........................................      1,000,000       1,080,230
        Kaiser Permanente, 5.30%, 12/01/15 ........................................................      2,000,000       2,001,400
        St. Joseph Health System Obligation Group, 5.25%,7/01/11 ..................................      1,005,000       1,042,899
        St. Joseph Health System, Refunding, 5.00%, 7/01/12 .......................................      2,180,000       2,201,429
 California Statewide Communities Development Corp. COP, Pacific Homes, Series A, Pre-Refunded,
        5.50%, 4/01/04 ............................................................................        585,000         621,299
 Campbell COP, Civic Center Project, Refunding, 5.60%,10/01/03 ....................................        350,000         367,056
 Carson RDA Tax Allocation, Project Area No. 1, Refunding, 6.10%,10/01/02 .........................        200,000         207,226
 Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
   Refunding,MBIA Insured, 5.00%, 7/01/17 .........................................................      2,000,000       1,989,100
 Chaffey Community College District COP, 5.10%, 9/01/13 ...........................................      1,860,000       1,907,765
 Clovis COP, Water System Improvement Project, AMBAC Insured, 5.90%, 3/01/03 ......................        100,000         103,859
 Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 .............................................      4,105,000       4,236,894
 Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
        5.10%,9/02/03 .............................................................................        520,000         525,465
        5.20%,9/02/04 .............................................................................      1,070,000       1,086,093
        5.40%,9/02/06 .............................................................................        625,000         632,969
 Colma 1915 Act Special Assessment, Local ID No. 1, Refunding,
        5.00%,9/02/01 .............................................................................        465,000         466,265
        5.10%,9/02/02 .............................................................................        485,000         488,327
        5.20%,9/02/03 .............................................................................        515,000         521,458
        5.30%,9/02/04 .............................................................................        545,000         553,317
        5.40%,9/02/05 .............................................................................        570,000         578,687
 Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding, Series A,
        5.50%,10/01/02 ............................................................................        340,000         350,033
        5.625%,10/01/03 ...........................................................................        360,000         376,711
        5.75%,10/01/04 ............................................................................        470,000         499,126
 Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
        5.00%,9/01/08 .............................................................................      4,340,000       4,463,213
        5.50%,9/01/15 .............................................................................      1,180,000       1,170,749
 Compton Sewer Revenue,  ETM,
        5.80%,7/01/01 .............................................................................        140,000         140,000
        5.90%,7/01/02 .............................................................................        150,000         154,802
        6.00%,7/01/03 .............................................................................        155,000         163,789

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub Series A,
       5.50%, 7/01/02 ..............................................................................    $  625,000      $  640,419
       5.625%, 7/01/03 .............................................................................       655,000         682,156
Contra Costa County MFHR, Byron Park Project, Series C, GNMA Secured, 6.00%, 7/20/03 ...............       280,000         288,484
Danville Financing Authority Revenue, Sycamore Valley, Reassessment District No.  93-2,
       5.40%, 9/02/01 ..............................................................................       285,000         286,043
       5.60%, 9/02/02 ..............................................................................       450,000         461,907
       5.70%, 9/02/03 ..............................................................................       215,000         222,119
       5.80%, 9/02/04 ..............................................................................       880,000         909,058
Dinuba RDA, Tax Allocation, Merged City, Refunding, Series A, 6.10%, 12/01/04 ......................     1,500,000       1,542,495
Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%, 10/01/16 .........     4,930,000       4,926,993
Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health Services
  Corp., Refunding, 5.75%, 7/01/12 .................................................................     1,195,000       1,242,657
Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%, 5/01/12 ...       600,000         625,746
Foster City PFAR, Community Development Project, Series A, 5.60%, 9/01/03 ..........................     1,150,000       1,202,509
Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A, 6.20%, 9/02/03 ..     1,000,000       1,054,540
Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement Project,
  5.00%, 4/01/12 ...................................................................................     2,390,000       2,398,963
Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12 ........     1,955,000       2,000,903
Garden Grove GO, CDA, Tax Allocation, Garden Grove Community Project, Refunding, 5.40%, 10/01/04 ...     1,425,000       1,493,785
Glendale Parking Facilities Joint Powers Authority Revenue, Series A, 5.30%, 3/01/03 ...............       125,000         128,481
Goleta Water District Revenue COP, Goleta Reclamation Project, Refunding, FGIC Insured,
  5.50%, 12/01/08 ..................................................................................       750,000         794,865
Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project, Refunding, 5.70%, 3/01/14 .....     1,500,000       1,558,785
Health Facilities Authority Revenue, Kaiser Permanente Medical, 5.45%, 10/01/13 ....................     1,000,000       1,007,440
Hesperia PFAR, Series A, 5.80%, 10/01/03 ...........................................................     2,555,000       2,683,159
Hi Desert Memorial Health Care District Revenue, Refunding,
       5.10%, 10/01/06 .............................................................................       615,000         584,281
       5.125%, 10/01/07 ............................................................................       650,000         606,580
Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
       5.35%, 10/01/03 .............................................................................       525,000         543,118
       5.45%, 10/01/04 .............................................................................       550,000         568,634
       5.55%, 10/01/05 .............................................................................       585,000         604,796
Imperial COP,
       Wastewater System Refining Program, Refunding, Series B, 5.40%, 10/15/06 ....................       850,000         877,183
       Water System Refining Program, Refunding, Series A, 5.40%, 10/15/06 .........................     1,205,000       1,243,536
Imperial County Local Transportation Authority Sales Tax Revenue, Series 1993, 5.50%,
       5/01/04 .....................................................................................       490,000         502,598
       5/01/05 .....................................................................................       515,000         528,071
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
  Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..............................................     1,000,000       1,128,630
La Palma Community Development Commission Tax Allocation, La Palma Community Development
  Project No. 1, Refunding,
       5.50%, 6/01/02 ..............................................................................       135,000         138,050
       5.60%, 6/01/03 ..............................................................................       145,000         150,709
       5.70%, 6/01/04 ..............................................................................       150,000         155,804
       5.80%, 6/01/05 ..............................................................................       160,000         166,186
La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured,
       5.40%, 9/01/07 ..............................................................................       560,000         603,019

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Lake Elsinore PFA, Tax Allocation Revenue, Lake Elsinore Redevelopment Projects, Series A,
FSA Insured, 5.40%, 9/01/08 ......................................................................      $1,500,000      $1,579,050
Lake Elsinore Public Financing Authority Tax Allocation Revenue, Series A, 5.00%, 9/01/09 ........       2,470,000       2,548,274
Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ......................       1,000,000       1,070,700
Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ..................       2,000,000       2,060,200
Lancaster RDA, Tax Allocation,
       Central Business District Redevelopment, Refunding, 5.375%, 8/01/01 .......................          40,000          40,065
       Central Business District Redevelopment, Refunding, 5.50%, 8/01/02 ........................          40,000          40,961
       Central Business District Redevelopment, Refunding, 5.60%, 8/01/03 ........................          45,000          46,857
       Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 ........................          45,000          46,797
       Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 ........................          50,000          51,943
       Fox Field Redevelopment Project Area, Refunding, 5.375%, 8/01/01 ..........................          60,000          60,097
       Fox Field Redevelopment Project Area, Refunding, 5.50%, 8/01/02 ...........................          65,000          66,562
       Fox Field Redevelopment Project Area, Refunding, 5.60%, 8/01/03 ...........................          65,000          67,682
       Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ...........................          70,000          72,795
       Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ...........................          75,000          77,914
Lemon Grove CDA, Tax Allocation, 1998 Refunding,
       5.00%, 8/01/06 ............................................................................         885,000         921,940
       5.10%, 8/01/07 ............................................................................         205,000         213,899
       5.20%, 8/01/08 ............................................................................         215,000         224,950
Los Angeles County Transport Commission COP, Series B, 6.00%, 7/01/01 ............................         200,000         200,000
Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ...................................         565,000         605,833
Madera COP, Madera Community Hospital, Refunding, 5.10%, 3/01/03 .................................         515,000         529,374
Mammoth Lakes COP, Refunding,
       5.70%, 6/01/10 ............................................................................         850,000         878,433
       5.75%, 6/01/11 ............................................................................         250,000         258,805
Merced Irrigation District COP, Water Facilities Project, 6.125%, 11/01/03 .......................         540,000         571,941
Metropolitan Water District Southern California GO, Waterworks, Refunding,
       Series B, 4.125%, 3/01/13 .................................................................       1,000,000         942,790
       Series B, 4.25%, 3/01/14 ..................................................................       1,000,000         961,830
       Series B, 4.30%, 3/01/15 ..................................................................       1,000,000         959,230
Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
       Series 1993, 5.20%, 9/01/03 ...............................................................         530,000         550,204
Mojave GO, Water Agency, ID M, Morongo Basin, ETM, 6.20%, 9/01/01 ................................         100,000         100,565
Mount Diablo Hospital District Revenue, Series A, AMBAC Insured, ETM, 5.10%, 12/01/03 ............         100,000         104,978
Murrieta COP, Road Improvement Project, 6.00%,
       4/01/07 ...................................................................................         235,000         254,735
       4/01/08 ...................................................................................         245,000         265,680
New Haven USD, COP, Refunding, 5.30%, 7/01/01 ....................................................         500,000         500,000
Newark USD, COP, 5.75%, 9/01/02 ..................................................................         300,000         301,320
North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
       FSA Insured, 5.625%, 9/01/08 ..............................................................         500,000         548,590
Ontario Redevelopment Financing Authority Local Agency Revenue, Community Facility,
       AD No. 1, senior lien, Series A, FSA Insured, 5.60%, 9/02/03 ..............................         870,000         916,893
Orange County CFD, No. 86-2 Special Tax, Rancho Santa Margarita, Refunding,
       Series A, 5.375%, 8/15/12 .................................................................       1,500,000       1,499,280
Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project,
       Refunding, 5.90%, 9/01/04 .................................................................         800,000         853,296
Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
       6.00%, 2/15/06 ............................................................................         500,000         550,990
Orange County MFHR, Villa Santiago Rehabilitation Project, FNMA Insured,
       5.60%, 10/01/27 ...........................................................................         495,000         512,038
Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ...............................       1,500,000       1,688,145
Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured,
       5.125%, 12/01/12 ..........................................................................       1,435,000       1,460,385

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                         PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
       6.375%, 8/01/11 ......................................................................           $  855,000      $  926,384
Paramount RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, 6.05%,
       8/01/05 ..............................................................................            1,515,000       1,634,018
Paso Robles Union School District COP, 5.75%, 8/01/03 .......................................            1,635,000       1,717,911
Pleasant Hill RDA, RMR, Pre-Refunded, 5.40%, 2/01/05 ........................................              515,000         538,937
Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding,
       Series X, 5.35%, 12/01/16 ............................................................            1,000,000       1,023,180
Poway RDA, Tax Allocation, Paguay Redevelopment Project, sub. notes, 4.75%, 12/15/03 ........            1,950,000       1,960,589
Puerto Rico Commonwealth Public Improvement GO, FSA Insured, 5.25%, 7/01/16 .................            2,500,000       2,641,200
Rialto RDA, Tax Allocation, Industrial Redevelopment, Sub Areas A and B, Series A, ETM
       5.40%, 9/01/02 .......................................................................              270,000         278,073
       5.50%, 9/01/03 .......................................................................              280,000         294,255
Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
       Refunding, Series B, ETM, 5.35%, 5/15/13 .............................................            2,000,000       2,109,600
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital
       Project, Series A,
       5.90%,6/01/02 ........................................................................              200,000         203,874
       6.00%, 6/01/04 .......................................................................              200,000         209,518
Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B, FNMA
       Insured, 5.625%, 7/01/29 .............................................................              995,000       1,077,048
Sacramento MUD, Electric Revenue, Series E, 5.25%, 5/15/03 ..................................            1,000,000       1,035,790
San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ......            2,000,000       2,157,580
San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding,
       MBIA Insured, 6.00%, 9/01/03 .........................................................               60,000          61,850
San Clemente 1915 Act, AD No. 8, Refunding,
       5.00%, 9/02/02 .......................................................................              415,000         418,552
       5.10%, 9/02/03 .......................................................................              435,000         441,808
       5.20%, 9/02/04 .......................................................................              460,000         469,623
San Diego Mortgage Revenue, Mariners Cove, Refunding, Series B-1, 5.125%, 9/01/03 ...........              165,000         169,407
San Diego Port Facilities Revenue, National Steel and Shipbuilding Co., Refunding,
       6.60%, 12/01/02 ......................................................................              100,000         102,413
San Francisco City and County RDA,
       Hotel Tax Revenue, FSA Insured, 5.80%, 7/01/01 .......................................              300,000         300,000
       Hotel Tax Revenue, FSA Insured, 5.90%, 7/01/02 .......................................              245,000         252,965
       Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.125%, 7/01/02 .................                5,000           5,034
San Francisco City and County, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ............            3,650,000       3,785,488
San Gorgonio Memorial Health Care District Health Facility Revenue, Pre-Refunded,
       6.375%, 6/01/08 ......................................................................              750,000         816,848
San Joaquin County COP, General Hospital Project, ETM, 5.90%, 9/01/03 .......................              400,000         423,676
San Jose Financing Authority Revenue, Convention Center Project, Refunding, Series C
       5.75%, 9/01/03 .......................................................................              300,000         307,320
San Juan USD, COP, Gold River Elementary School Project, 5.65%, 4/01/03 .....................              600,000         603,708
San Marcos Public Facilities Authority Revenue,
       Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 .................              495,000         514,627
       Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 .................              350,000         360,752
       Tax Increment Project Area 3-A, MBIA Insured, 4.40%, 10/01/03 ........................              405,000         417,174
       Tax Increment Project Area 3-A, MBIA Insured, 4.70%, 10/01/05 ........................              595,000         615,825
       Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 ........................              515,000         529,121
San Ramon COP, Capital Improvements Project,
       5.30%, 3/01/02 .......................................................................               90,000          91,407
       5.40%, 3/01/03 .......................................................................               95,000          98,107
       5.50%, 3/01/04 .......................................................................              100,000         105,155
       5.60%, 3/01/05 .......................................................................              105,000         110,477
Santa Barbara RDA, Tax Allocation, Central City Redevelopment Project, 6.00%, 3/01/03 .......              985,000       1,022,775

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                        PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%,
       9/02/11 ....................................................................................     $1,720,000      $1,715,855
Santa Monica Parking Authority Lease Revenue, Refunding, 6.00%, 7/01/03 ...........................        100,000         105,045
Sebastopol COP,
       5.70%, 6/01/05 .............................................................................        240,000         256,757
       Refunding, Series 1994, 5.50%, 6/01/03 .....................................................        200,000         207,304
       Refunding, Series 1994, 5.60%, 6/01/04 .....................................................        215,000         226,088
Selma PFAR, Series A, MBIA Insured,
       5.25%, 9/15/02 .............................................................................        100,000         100,495
       5.50%, 9/15/04 .............................................................................        115,000         115,511
       5.60%, 9/15/05 .............................................................................        120,000         120,592
       5.65%, 9/15/06 .............................................................................        125,000         125,596
       5.70%, 9/15/07 .............................................................................        135,000         135,603
       5.70%, 9/15/08 .............................................................................        140,000         140,598
       5.75%, 9/15/09 .............................................................................        150,000         150,654
       5.75%, 9/15/10 .............................................................................        155,000         155,564
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
  Facility Project, Series A, 5.50%, 1/01/06 ......................................................      1,500,000       1,602,405
Solana Beach COP, City Hall Project, 5.80%, 10/01/02 ..............................................         50,000          51,812
South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
       5.35%, 10/01/07 ............................................................................        995,000       1,083,923
       5.45%, 10/01/08 ............................................................................      1,040,000       1,142,128
South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, Refunding,
       6.10%, 9/01/03 .............................................................................        975,000         983,112
South San Francisco Capital Improvements Financing Authority Revenue, South
       San Francisco Conference Center, Refunding,
       5.70%, 9/01/02 .............................................................................        195,000         200,702
       5.80%, 9/01/03 .............................................................................        205,000         214,697
       5.90%, 9/01/04 .............................................................................        215,000         229,323
Southern California Rapid Transit District Revenue, Special Benefit AD A2,
       5.80%, 9/01/01 .............................................................................        100,000         100,437
Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding,
       Series A, 5.35%, 12/01/09 ..................................................................        385,000         388,611
Stockton Port District Port Facilities Revenue, Refunding and Improvement,
       Series A, FSA Insured, 5.75%, 7/01/11 ......................................................      1,295,000       1,424,124
Sunline Transport Agency COP, Transport Finance Corp., Series B,
       5.50%, 7/01/03 .............................................................................        450,000         469,346
       5.75%, 7/01/06 .............................................................................        445,000         471,228
Tahoe City PUD, COP, Capital Facilities Project, Series B,
       6.15%, 6/01/02 .............................................................................        835,000         857,921
       6.30%, 6/01/04 .............................................................................        545,000         580,877
Tehachapi Cummings County Water District Revenue COP, Capital Improvement Project,
       MBIA Insured, Pre-Refunded,
       5.50%, 8/01/04 .............................................................................        280,000         294,280
       5.60%, 8/01/05 .............................................................................        300,000         315,615
       5.75%, 8/01/06 .............................................................................        320,000         337,162
Temecula RDAR, Tax Allocation, Temecula Redevelopment Project No. 1, Series A,
       5.40%, 2/01/04 .............................................................................        600,000         612,780
Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07 ........................................        370,000         404,192
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 .............      1,000,000         996,640
Travis USD, COP, Foxboro Elementary School Construction Project, ETM, 6.30%, 9/01/02 ..............        200,000         208,012
Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
       5.90%, 4/01/02 .............................................................................        360,000         366,570
       6.00%, 4/01/03 .............................................................................        380,000         394,303

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Ventura USD, COP, Series A,
         5.90%, 4/01/04 ......................................................................      $    305,000      $    312,933
         6.00%, 4/01/05 ......................................................................           320,000           328,320
         6.10%, 4/01/06 ......................................................................           340,000           348,769
         6.20%, 4/01/07 ......................................................................           365,000           374,362
         6.30%, 4/01/08 ......................................................................           385,000           394,918
         6.40%, 4/01/09 ......................................................................           410,000           420,558
  Virgin Islands PFAR, senior lien,
         Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ...............................         4,150,000         4,274,376
         Refunding, Series A, 5.30%, 10/01/11 ................................................         1,000,000         1,028,610
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
         5.00%, 7/01/03 ......................................................................         2,760,000         2,817,022
         4.875%, 7/01/06 .....................................................................         2,000,000         2,027,820
         5.00%, 7/01/09 ......................................................................         2,000,000         2,005,220
  Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, Series 1993,
         6.00%, 8/01/02 ......................................................................           510,000           511,076
         6.10%, 8/01/03 ......................................................................           540,000           540,960
                                                                                                                      ------------
  TOTAL BONDS (COST $207,836,137) ............................................................                         214,482,842
                                                                                                                      ------------
  ZERO COUPON BONDS .9%
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
   Refunding, Series A, 1/15/16 (Cost $2,218,500) ............................................         3,000,000         2,101,590
                                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS (COST $210,054,637) ............................................                         216,584,432
                                                                                                                      ------------
(a) SHORT-TERM INVESTMENTS 1.5%
  Irvine 1915 Act Special Assessment,
         AD No. 93-14, Daily VRDN and Put, 3.10%, 9/02/25 ....................................           700,000           700,000
         AD No. 97-13, Daily VRDN and Put, 3.10%, 9/02/23 ....................................           600,000           600,000
  Metropolitan Water District Southern California Waterworks Revenue, Refunding,
    Series B-1, Daily VRDN and Put, 3.10%, 7/01/35 ...........................................           200,000           200,000
  Orange County Sanitation Districts COP, Refunding,
         Series A, Daily VRDN and Put, 3.10%, 8/01/29 ........................................         1,000,000         1,000,000
         Series B, Daily VRDN and Put, 3.10%, 8/01/30 ........................................           800,000           800,000
                                                                                                                      ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $3,300,000) .............................................                           3,300,000
                                                                                                                      ------------
  TOTAL INVESTMENTS (COST $213,354,637) 98.1% ................................................                         219,884,432
  OTHER ASSETS, LESS LIABILITIES 1.9% ........................................................                           4,271,452
                                                                                                                      ------------
  NET ASSETS 100.0% ..........................................................................                        $224,155,884
                                                                                                                      ============


See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                      See notes to financial statements.                     55

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                                                     YEAR ENDED JUNE 30,
                                                             ----------------------------------------------------------------
                                                                 2001          2000          1999          1998          1997
                                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             ----------------------------------------------------------------
Income from investment operations - net investment income         .03           .03           .02           .03           .03
Less distributions from net investment income ...........        (.03)         (.03)         (.02)         (.03)         (.03)
                                                             ----------------------------------------------------------------
Net asset value, end of year ............................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             ================================================================

Total return(a)..........................................        2.76%         2.64%         2.39%         2.85%         2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $711,789      $696,803      $706,877      $656,725      $639,791
Ratios to average net assets:
  Expenses ..............................................         .56%          .56%          .59%          .60%          .60%
  Net investment income .................................        2.72%         2.61%         2.36%         2.82%         2.83%


(a)  Total return is not annualized for periods less than one year.


56                         See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                       PRINCIPAL
 FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                               AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS 107.7%
  (a)  Anaheim COP,
          Police Facilities Refinancing Project, AMBAC Insured, Weekly VRDN and Put,
          2.50%, 8/01/08 .......................................................................      $ 4,600,000      $ 4,600,000
          Refunding, Weekly VRDN and Put, 2.50%, 8/01/19 .......................................        4,100,000        4,100,000
  (a)  Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A,
       Weekly VRDN and Put, 2.65%, 12/01/28 ....................................................        2,700,000        2,700,000
  (a)  Butte County Housing Authority MF Revenue, Pine Tree Apartment Project,
       Weekly VRDN and Put, 2.60%, 12/01/10 ....................................................        2,162,000        2,162,000
  (a)  California Health Facilities Financing Authority Revenue,
          Children's Hospital, MBIA Insured, Weekly VRDN and Put, 2.45%, 11/01/21 ..............        2,500,000        2,500,000
          Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 2.70%,
          10/01/10 .............................................................................        3,700,000        3,700,000
          Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 2.40%, 10/01/22 .........        5,000,000        5,000,000
          Sutter Health, Series B, AMBAC Insured, Daily VRDN and Put, 3.10%, 7/01/12 ...........        1,200,000        1,200,000
  (a)  California PCFA, PCR,
          Monthly VRDN and Put, 2.75%, 9/01/13 .................................................        4,700,000        4,700,000
          Shell Oil Co. Project, Refunding, Series B, Daily VRDN and Put, 3.10%,
          10/01/11 .............................................................................        1,300,000        1,300,000
  (b)  California School Cash Reserve Program Authority GO, Series A, AMBAC Insured,
          4.00%, 7/03/02 .......................................................................       25,000,000       25,328,750
          California School Cash Reserve Program Authority Revenue, Series A, 5.25%, 7/03/01 ...       32,500,000       32,502,508
  (a)  California School Facilities Financing Corp. COP, Capital Improvement Financing Projects,
          Refunding, Series C, Weekly VRDN and Put, 2.50%, 7/01/22 .............................       11,560,000       11,560,000
          Series A, Weekly VRDN and Put, 2.50%, 7/01/22 ........................................        1,950,000        1,950,000
  (a)  California State Economic Development Financing Authority Revenue,
          Calco Project, Weekly VRDN and Put, 2.80%, 4/01/27 ...................................        1,800,000        1,800,000
          KQED Inc. Project, Refunding, Weekly VRDN and Put, 2.50%, 4/01/20 ....................        1,455,000        1,455,000
       California State GO, TECP, 2.75%, 9/07/01 ...............................................       15,000,000       15,000,000
  (a)  California Statewide CDA, MFHR, Ivy Hills Apartment Project, Series I, Weekly VRDN and
          Put, 2.65%, 2/01/33 ..................................................................       10,094,000       10,094,000
  (a)  California Statewide Communities Development Corp. Revenue, Industrial
          Development,
          American Kleaner Manufacturing Co., Series C, Weekly VRDN and Put, 2.65%,
          12/01/19 .............................................................................        2,495,000        2,495,000
          Karcher Property Project, Series C, Weekly VRDN and Put, 2.65%, 12/01/19 .............        1,560,000        1,560,000
  (a)  Carlsbad USD, COP, Variable School Facility Bridge Funding,
          Weekly VRDN and Put, 2.55%, 9/01/14 ..................................................        4,500,000        4,500,000
          Weekly VRDN and Put, 2.55%, 9/01/24 ..................................................        5,500,000        5,500,000
          Weekly VRDN and Put, FSA Insured, 2.55%, 9/01/14 .....................................        3,100,000        3,100,000
  (a)  Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 3.50%, 1/01/10 .....................        1,945,000        1,945,000
  (a)  Dublin Housing Authority MFHR, Park Sierra Housing, Series A, Weekly VRDN
          and Put, 2.65%, 6/01/28 ..............................................................        1,100,000        1,100,000
          East Bay MUD Water System Revenue, AMBAC Insured, Pre-Refunded on 12/01/01,
           6.375%, 6/01/21 .....................................................................        1,150,000        1,190,993
           East Bay MUD, TECP, 2.95%, 8/21/01 ..................................................        4,000,000        4,000,000
  (a)  Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly
           VRDN and Put, 2.40%, 7/01/29 ........................................................       10,000,000       10,000,000
  (a)  Irvine 1915 Act Special Assessment,
           AD No. 87-8, Daily VRDN and Put, 3.10%, 9/02/24 .....................................        1,300,000        1,300,000
           AD No. 93-14, Daily VRDN and Put, 3.10%, 9/02/25 ....................................        6,500,000        6,500,000
           AD No. 94-13, Daily VRDN and Put, 3.10%, 9/02/22 ....................................        5,600,000        5,600,000
           AD No. 97-13, Daily VRDN and Put, 3.10%, 9/02/23 ....................................       20,400,000       20,400,000
           AD No. 97-16, Daily VRDN and Put, 3.10%, 9/02/22 ....................................        4,306,000        4,306,000
  (a)  Irvine Ranch Public Facilities and Infrastructure Authority Lease Revenue, Capital
           Improvement Project, Weekly VRDN and Put, 2.55%, 11/01/10 ...........................        4,500,000        4,500,000
  (a)  Irvine Ranch Water District Revenue,
           Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 3.20%, 10/01/09 ........        2,300,000        2,300,000
           Consolidated Refunding Series A, Daily VRDN and Put, 3.00%, 5/01/09 .................        3,200,000        3,200,000
           Construction Bonds, Daily VRDN and Put, 3.10%, 10/01/05 .............................        2,700,000        2,700,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
      FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                          AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     INVESTMENTS (CONT.)
(a)  Irvine Ranch Water District Revenue,(cont.)
        ID #182, Series A, Daily VRDN and Put, 3.10%, 11/15/13 ............................           $ 1,300,000      $ 1,300,000
        Joint Powers Agency, Consolidated Bonds, DATES, Series C, Daily VRDN and
        Put, 3.10%, 10/01/10 ..............................................................             1,900,000        1,900,000
        Joint Powers Agency, Consolidated Bonds, Refunding, Series B, Daily VRDN
        and Put, 3.20%, 10/01/04 ..........................................................             1,100,000        1,100,000
        Nos. 140, 105, and 250, Daily VRDN and Put, 3.10%, 4/01/33 ........................             4,600,000        4,600,000
(a)  Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and
        Put, 2.40%, 8/01/06 ...............................................................             1,500,000        1,500,000
(a)  Livermore Housing Authority MFR, Richards Manor, Refunding, Series A, Weekly
        VRDN and Put, 2.75%, 12/01/22 .....................................................             5,670,000        5,670,000
(a)  Los Angeles County Housing Authority MFHR, Sand Canyon Ranch Project, Series F, Weekly
        VRDN and Put, 2.70%, 11/01/06 .....................................................             4,500,000        4,500,000
(a)  Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding, Second
        Series A, MBIA Insured, Weekly VRDN and Put, 2.45%, 7/01/20 .......................             6,000,000        6,000,000
(a)  Los Angeles County Pension Obligation Revenue, Refunding,
        Series A, AMBAC Insured, Weekly VRDN and Put, 2.50%, 6/30/07 ......................             2,400,000        2,400,000
        Series B, Weekly VRDN and Put, 2.50%, 6/30/07 .....................................             5,900,000        5,900,000
     Los Angeles County Schools GO, Pooled Financing Program Participation
        Certificates, Series A, FSA Insured, 5.00%, 7/02/01 ...............................             7,000,000        7,000,268
(b)  Los Angeles County Schools Pooled Financing Program COP, Pooled Transportation,
        Series A, 3.50%, 7/01/02 ..........................................................             5,000,000        5,039,800
(b)  Los Angeles County TRAN, 3.75%, 6/28/02 ..............................................            25,000,000       25,274,500
(a)  Los Angeles County Transportation Commission Sales Tax Revenue, Refunding,
        Weekly VRDN and Put, 2.50%, 7/01/12 ...............................................            12,000,000       12,000,000
(a)  Los Angeles CRDA, COP, Baldwin Hill Park, Weekly VRDN and Put, 2.40%, 12/01/14 .......             1,000,000        1,000,000
     Los Angeles Department Water and Power Waterworks Revenue TECP, 2.60%, 9/07/01 .......            10,100,000       10,100,000
(a)  Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 2.40%, 7/01/10 .......             3,200,000        3,200,000
     Los Angeles Water and Power Electric Plant Revenue TECP, 2.50%, 10/17/01 .............             5,000,000        5,000,000
(a)  Metropolitan Water District of Southern California Waterworks Revenue,
        Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 2.45%, 6/01/23 ...........             7,575,000        7,575,000
        Refunding, Series B-1, Daily VRDN and Put, 3.10%, 7/01/35 .........................             2,500,000        2,500,000
        Refunding, Series B-3, Daily VRDN and Put, 3.10%, 7/01/35 .........................            15,400,000       15,400,000
        Series B-4, Weekly VRDN and Put, 2.50%, 7/01/35 ...................................             5,000,000        5,000,000
        Series C, Weekly VRDN and Put, 2.70%, 7/01/28 .....................................            13,200,000       13,200,000
(a)  Monterey County IDA, IDR, VPS Company Inc. Project, Series A, Weekly VRDN and
        Put, 2.60%, 9/01/20 ...............................................................             4,180,000        4,180,000
(a)  M-S-R Public Power Agency San Juan Project Revenue, sub. lien, Refunding,
        Series D, Weekly VRDN and Put, MBIA Insured, 2.55%, 7/01/18 .......................             7,600,000        7,600,000
(a)  Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Daily VRDN and
        Put, 3.00%, 10/01/22 ..............................................................             8,200,000        8,200,000
(a)  Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 2.55%, 12/01/15 .........             7,200,000        7,200,000
(a)  Orange County Sanitation Districts COP,
        Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 3.10%,
        8/01/16 ...........................................................................             9,100,000        9,100,000
        Refunding, Series A, Daily VRDN and Put, 3.10%, 8/01/29 ...........................             3,100,000        3,100,000
        Refunding, Series B, Daily VRDN and Put, 3.10%, 8/01/30 ...........................             7,900,000        7,900,000
(a)  Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN
        and Put, 2.55%, 9/01/31 ...........................................................             5,400,000        5,400,000
(a)  Palmdale School District COP, Building Project, FSA Insured, Weekly VRDN and
        Put, 2.55%, 9/01/13 ...............................................................             4,200,000        4,200,000
(a)  Pico Rivera RDA, COP, Weekly VRDN and Put, 2.70%, 12/01/10 ...........................             1,500,000        1,500,000
(a)  Pleasanton MFMR, Valley Plaza, Series A, Weekly VRDN and Put, 2.40%, 7/15/18 .........             4,460,000        4,460,000
        Puerto Rico Commonwealth Government Development Bank TECP,
        2.55%, 8/08/01 ....................................................................             6,840,000        6,840,000
        2.60%, 7/23/01 ....................................................................            10,000,000       10,000,000
        2.95%, 9/12/01 ....................................................................             8,000,000        8,000,000

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                       PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                                AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
     Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
        Series T, Pre-Refunded on 7/01/02, 6.625%, 7/01/18 ................................           $ 2,065,000      $ 2,176,473
        Series Y, MBIA Insured, 6.00%, 7/01/02 ............................................             3,410,000        3,523,273
     Puerto Rico Electric Power Authority Power Revenue, Series P, Pre-Refunded on
        7/01/01, 7.00%, 7/01/21 ...........................................................             5,000,000        5,100,555
(a)  Redwood City COP, City Hall Project, Weekly VRDN and Put, 2.60%, 7/01/21 .............             2,400,000        2,400,000
(a)  Riverside County COP, Riverside County Public Facility, ACES, Series C, Weekly
     VRDN and Put, 2.60%, 12/01/15 ........................................................             3,900,000        3,900,000
(a)  Riverside County CFD, Special Tax, No 89-5, Refunding, AMBAC Insured, Weekly
     VRDN and Put, 2.45%, 9/01/28 .........................................................            15,900,000       15,900,000
(a)  Riverside County Housing Authority MFMR, Emeritus Park, Series B, FNMA Insured,
     Weekly VRDN and Put,
     2.40%, 7/15/18 .......................................................................             3,150,000        3,150,000
     Riverside County Teeter Plan TECP,
        2.40%, 7/26/01 ....................................................................             5,000,000        5,000,000
        2.45%, 7/12/01 ....................................................................            12,375,000       12,375,000
(a)  Sacramento County COP, Administration Center and Courthouse Project, Weekly
     VRDN and Put, 2.70%, 6/01/20 .........................................................            13,005,000       13,005,000
(a)  Sacramento County Sanitation District Financing Authority Revenue, Series C,
     Weekly VRDN and Put,
     2.40%, 12/01/30 ......................................................................            25,000,000       25,000,000
(a)  Sacramento MFHR, Smoketree, Series A, Weekly VRDN and Put, 2.40%, 4/15/10 ............             6,450,000        6,450,000
(a)  San Bernardino County MFHR, Refunding, Quality A, FNMA Insured, Weekly VRDN
     and Put, 2.40%, 7/01/14 ..............................................................             4,250,000        4,250,000
     San Bernardino County Transportation Authority Sales Tax Revenue, Series A, AMBAC
     Insured, 5.00%, 3/01/02 ..............................................................             6,930,000        7,029,261
(a)  San Diego County MFHR, Country Hills, Series A, Weekly VRDN and Put, 2.40%,
     8/15/13 ..............................................................................             3,175,000        3,175,000
(b)  San Diego County & School District Partnership TRAN, 3.50%, 6/28/02 ..................            20,000,000       20,163,200
     San Diego County Water Authority TECP, 2.65%, 10/10/01 ...............................            10,500,000       10,500,000
(a)  San Diego Housing Authority MFHR, La Cima Apartments, Series K, Weekly VRDN
     and Put, 2.40%, 12/01/22 .............................................................             5,000,000        5,000,000
(a)  San Diego MFHR, University Town Center Apartments, Refunding, Weekly VRDN and
     Put, 2.65%, 10/01/15 .................................................................             4,900,000        4,900,000
(a)  San Dimas RDA, Commercial Development Revenue, San Dimas Commercial Center,
     Monthly VRDN and Put, 2.80%, 12/01/13 ................................................               900,000          900,000
(a)  San Francisco City and County RDA, MFR,
        Refunding, Fillmore Center, Series B-2, Weekly VRDN and Put, 2.50%, 12/01/17 ......             1,000,000        1,000,000
        3rd and Mission, Series C, Weekly VRDN and Put, 2.45%, 7/01/34 ....................            20,800,000       20,800,000
     San Gabriel Valley Council of Governments TECP, 2.55%, 8/10/01 .......................             7,500,000        7,500,000
     San Joaquin County Authority TECP, 2.85%, 7/17/01 ....................................            12,600,000       12,600,000
     San Jose Airport Revenue TECP, 2.60%, 10/12/01 .......................................             6,497,000        6,497,000
(a)  San Jose MFMR, Somerset Park Apartment Project, Series A, Weekly VRDN and Put,
     2.75%, 11/01/17 ......................................................................             1,000,000        1,000,000
(a)  San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, FGIC
     Insured, Weekly VRDN and Put, 2.50%, 11/15/11 ........................................             1,200,000        1,200,000
(a)  San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN
     and Put, 2.70%, 7/01/17 ..............................................................             2,950,000        2,950,000
(a)  Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A,
     Weekly VRDN and Put, 2.60%, 12/01/22 .................................................             4,650,000        4,650,000
(a)  Santa Clara County Financing Authority Lease Revenue, Valley Medical Center
     Facilities Replacement Project, Series B, Weekly VRDN and Put, 2.60%, 11/15/25 .......             5,125,000        5,125,000
(a)  Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
     Refunding, Series A, Weekly VRDN and Put, 2.50%, 12/15/25 ............................             5,000,000        5,000,000
     Sonoma County TRAN, 4.50%, 11/01/01 ..................................................            10,000,000       10,027,185
(a)  South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and
     Put, 2.70%, 5/01/17 ..................................................................               500,000          500,000
     Southern California Public Power Authority Power Project Revenue, Palo Verde  Project,
     (a)  Refunding, Series B, AMBAC Insured, Weekly VRDN and Put, 2.50%, 7/01/09 .........             2,000,000        2,000,000
          Series C, AMBAC Insured, Pre-Refunded on 7/01/02, 5.75%, 7/01/17 ................             1,200,000        1,236,313

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                                   PRINCIPAL
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                            AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS (CONT.)
(a)  Southern California Public Power Authority Transmission Project Revenue, Southern
         Transmission, Refunding,
         AMBAC Insured, Weekly VRDN and Put, 2.50%, 7/01/19 .............................        $  26,900,000       $  26,900,000
         Series B, FSA Insured, Weekly VRDN and Put, 2.40%, 7/01/23 .....................            6,600,000           6,600,000
(a)  Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put,
         2.40%, 6/15/18 .................................................................            8,200,000           8,200,000
(a)  Tustin 1915 Act, Reassessment District No. 95-2, Series A, Daily VRDN and Put,
         3.10%, 9/02/13 .................................................................            1,500,000           1,500,000
     University of California Revenue, Multiple Purpose Projects, Series F, FGIC Insured,
         7.00%, 9/01/01 .................................................................            1,000,000           1,007,562
(a)  Upland CRDA, MFHR, Weekly VRDN and Put, 2.50%, 2/15/30 .............................            1,000,000           1,000,000
(a)  Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN
         and Put, 2.40%, 7/01/30 ........................................................            2,600,000           2,600,000
(a)  Vallejo City USD, COP, Capital Improvement Financing Projects, Series E, Weekly
     VRDN and Put, 2.50%, 7/01/25 .......................................................            2,500,000           2,500,000
(a)  Watereuse Finance Authority Revenue, Weekly VRDN and Put, FSA Insured, 2.70%,
     5/01/28 ............................................................................           19,500,000          19,500,000
(a)  West Basin Municipal Water District Revenue COP,
         Phase III Recyled Water Project, Series A, Weekly VRDN and Put, 2.50%, 8/01/29 .            4,300,000           4,300,000
         Recycled Water Project, Series C, Weekly VRDN and Put, 2.50%, 8/01/27 ..........            1,900,000           1,900,000
(a)  Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
     Treatment, Daily VRDN and Put, 3.10%, 4/01/28 ......................................            1,700,000           1,700,000
                                                                                                                     -------------
     TOTAL INVESTMENTS (COST $766,379,641) 107.7% .......................................                              766,379,641
     OTHER ASSETS, LESS LIABILITIES (7.7)% ..............................................                              (54,590,904)
                                                                                                                     -------------
     NET ASSETS 100.0% ..................................................................                            $ 711,788,737
                                                                                                                     =============

See glossary of terms on page 61.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


60                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)


GLOSSARY OF TERMS
-------------------------------------------------------------------------------

1915 ACT   -  Improvement Bond Act of 1915
ABAG       -  The Association of Bay Area Governments
ACES       -  Adjustable Convertible Exempt Securities
AD         -  Assessment District
AMBAC      -  American Municipal Bond Assurance Corp.
BART       -  Bay Area Rapid Transit
CDA        -  Community Development Authority/Agency
CFD        -  Community Facilities District
CHFCLP     -  California Health Facilities Construction Loan Program
CIFP       -  Capital Improvement Financing Program
COP        -  Certificate of Participation
CRDA       -  Community Redevelopment Authority/Agency
DATES      -  Demand Adjustable Tax-Exempt Securities
ETM        -  Escrow to Maturity
FGIC       -  Financial Guaranty Insurance Co.
FNMA       -  Federal National Mortgage Association
FSA        -  Financial Security Assistance
GNMA       -  Government National Mortgage Association
GO         -  General Obligation
HFAR       -  Housing Finance Authority/Agency Revenue
HFR        -  Housing Finance Revenue
ID         -  Improvement District
IDA        -  Industrial Development Authority/Agency
IDAR       -  Industrial Development Authority Revenue
IDR        -  Industrial Development Revenue
MBIA       -  Municipal Bond Investors Assurance Corp.
MFHR       -  Multi-Family Housing Revenue
MFMR       -  Multi-Family Mortgage Revenue
MFR        -  Multi-Family Revenue
MTA        -  Metropolitan Transportation Authority
MUD        -  Municipal Utility District
PCFA       -  Pollution Control Financing Authority
PCR        -  Pollution Control Revenue
PFA        -  Public Financing Authority
PFAR       -  Public Financing Authority Revenue
PUD        -  Public Utility District
RDA        -  Redevelopment Authority/Agency
RDAR       -  Redevelopment Agency Revenue
RHF        -  Retirement Housing Foundation
RMR        -  Residential Mortgage Revenue
SFM        -  Single Family Mortgage
SFMR       -  Single Family Mortgage Revenue
TECP       -  Tax-Exempt Commercial Paper
TRAN       -  Tax and Revenue Anticipation Notes
UHSD       -  Unified High School District
USD        -  Unified School District
VRDN       -  Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                                FRANKLIN       FRANKLIN CALIFORNIA     FRANKLIN
                                                                               CALIFORNIA       INTERMEDIATE-TERM     CALIFORNIA
                                                                            INSURED TAX-FREE        TAX-FREE          TAX-EXEMPT
                                                                               INCOME FUND         INCOME FUND        MONEY FUND
                                                                            -------------------------------------------------------
Assets:
 Investments in securities:
  Cost ..................................................................     $1,670,934,364       $213,354,637       $766,379,641
                                                                              -----------------------------------------------------
  Value .................................................................      1,753,563,165        219,884,432        766,379,641
 Cash ...................................................................             89,707            950,275                 --
 Receivables:
  Investment securities sold ............................................          6,317,392                 --         16,688,893
  Capital shares sold ...................................................          3,636,497            806,441          2,373,401
  Interest ..............................................................         28,753,502          3,120,507          5,141,483
                                                                              -----------------------------------------------------
      Total assets ......................................................      1,792,360,263        224,761,655        790,583,418
                                                                              -----------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .......................................         18,648,919                 --         75,806,250
  Capital shares redeemed ...............................................          2,424,935            119,262          2,038,093
  Affiliates ............................................................          1,122,494            124,982            353,502
  Shareholders ..........................................................          1,549,393             71,783            296,221
 Distributions to shareholders ..........................................          2,242,795            263,680             38,684
 Funds advanced by custodian ............................................                 --                 --            176,220
 Other liabilities ......................................................             61,754             26,064             85,711
                                                                              -----------------------------------------------------
      Total liabilities .................................................         26,050,290            605,771         78,794,681
                                                                              -----------------------------------------------------
       Net assets, at value .............................................     $1,766,309,973       $224,155,884       $711,788,737
                                                                              -----------------------------------------------------
 Net assets consist of:
  Undistributed net investment income ...................................           (882,268)           201,137                 --
  Net unrealized appreciation ...........................................         82,628,801          6,529,795                 --
  Accumulated net realized loss .........................................        (21,650,431)          (699,209)                --
  Capital shares ........................................................      1,706,213,871        218,124,161        711,788,737
                                                                              -----------------------------------------------------
      Net assets, at value ..............................................     $1,766,309,973       $224,155,884       $711,788,737
                                                                              =====================================================


62                      See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2001

                                                                              FRANKLIN         FRANKLIN CALIFORNIA      FRANKLIN
                                                                             CALIFORNIA         INTERMEDIATE-TERM      CALIFORNIA
                                                                           INSURED TAX-FREE         TAX-FREE           TAX-EXEMPT
                                                                              INCOME FUND          INCOME FUND         MONEY FUND
                                                                           --------------------------------------------------------
CLASS A:
 Net assets, at value ................................................      $1,665,580,500      $   224,155,884      $   711,788,737
                                                                           --------------------------------------------------------
 Shares outstanding ..................................................         136,868,836           19,918,801          711,788,737
                                                                           --------------------------------------------------------
 Net asset value per share* ..........................................      $        12.17      $         11.25      $          1.00
                                                                           --------------------------------------------------------
 Maximum offering price per share (net asset value per share / 95.75%,
  97.75%, and 100%, respectively) ....................................      $        12.71      $         11.51      $          1.00
                                                                           --------------------------------------------------------
CLASS B:
 Net assets, at value ................................................      $   20,926,106
                                                                           ---------------
 Shares outstanding ..................................................           1,714,363
                                                                           ---------------
 Net asset value and maximum offering price per share* ...............      $        12.21
                                                                           ---------------
CLASS C:
 Net assets, at value ................................................      $   79,803,367
                                                                           ---------------
 Shares outstanding ..................................................           6,510,712
                                                                           ---------------
 Net asset value per share* ..........................................      $        12.26
                                                                           ---------------
 Maximum offering price per share (net asset value per share / 99.00%)      $        12.38
                                                                           ---------------

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                     See notes to financial statements.                     63

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

                                                                FRANKLIN        FRANKLIN CALIFORNIA           FRANKLIN
                                                               CALIFORNIA        INTERMEDIATE-TERM           CALIFORNIA
                                                            INSURED TAX-FREE          TAX-FREE               TAX-EXEMPT
                                                              INCOME FUND           INCOME FUND              MONEY FUND
                                                            -----------------------------------------------------------
Investment income:
 Interest ..........................................          $ 95,325,222          $ 10,800,129           $ 23,311,785
                                                            -----------------------------------------------------------
Expenses:
 Management fees (Note 3) ..........................             7,903,940             1,179,381              3,439,343
 Distribution fees: (Note 3)
  Class A ..........................................             1,545,621               209,007                     --
  Class B ..........................................                52,181                    --                     --
  Class C ..........................................               464,176                    --                     --
 Transfer agent fees (Note 3) ......................               552,960                68,677                418,848
 Custodian fees ....................................                16,661                 2,072                  6,967
 Reports to shareholders ...........................                46,593                 4,733                 32,747
 Registration and filing fees ......................                13,438                 5,773                  7,527
 Professional fees .................................                35,829                15,176                 23,327
 Trustees' fees and expenses .......................                44,655                 5,498                 18,707
 Other .............................................                58,983                27,289                 22,744
                                                            -----------------------------------------------------------
      Total expenses ...............................            10,735,037             1,517,606              3,970,210
      Expenses waived/paid by affiliate (Note 3 ) ..                    --              (260,769)                    --
                                                            -----------------------------------------------------------
       Net expenses ................................            10,735,037             1,256,837              3,970,210
                                                            -----------------------------------------------------------
        Net investment income ......................            84,590,185             9,543,292             19,341,575
                                                            -----------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........               458,033              (185,907)                 3,835
 Net unrealized appreciation on investments ........            55,246,238             6,253,810                     --
                                                            -----------------------------------------------------------
Net realized and unrealized gain ...................            55,704,271             6,067,903                  3,835
                                                            -----------------------------------------------------------
Net increase in net assets resulting from operations          $140,294,456          $ 15,611,195           $ 19,345,410
                                                            -----------------------------------------------------------


64                        See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                         FRANKLIN CALIFORNIA INSURED             FRANKLIN CALIFORNIA INTERMEDIATE-
                                                            TAX-FREE INCOME FUND                     TERM TAX-FREE INCOME FUND
                                                  ---------------------------------------------------------------------------------
                                                         2001                  2000                  2001                  2000
                                                  ---------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................      $    84,590,185       $    89,530,131       $     9,543,292       $     8,995,796
  Net realized gain (loss) from investments               458,033           (21,988,141)             (185,907)             (410,662)
  Net unrealized appreciation (depreciation)
     on investments ........................           55,246,238           (35,982,421)            6,253,810            (1,387,348)
                                                  ---------------------------------------------------------------------------------
        Net increase in net assets resulting
          from operations ..................          140,294,456            31,559,569            15,611,195             7,197,786
 Distributions to shareholders from:
  Net investment income:
   Class A .................................          (80,363,133)          (85,810,255)           (9,621,998)           (8,995,735)
   Class B .................................             (341,660)              (11,715)                   --                    --
   Class C .................................           (3,143,725)           (3,344,900)                   --                    --
  Net realized gains:
   Class A .................................                   --              (230,555)                   --                    --
   Class C .................................                   --               (10,029)                   --                    --
                                                  ---------------------------------------------------------------------------------
 Total distributions to shareholders .......          (83,848,518)          (89,407,454)           (9,621,998)           (8,995,735)
 Capital share transactions: (Note 2)
   Class A .................................           52,618,488          (160,998,579)           31,287,119            (3,869,381)
   Class B .................................           19,010,866             1,855,986                    --                    --
   Class C .................................           10,098,804           (10,422,063)                   --                    --
                                                  ---------------------------------------------------------------------------------
 Total capital share transactions ..........           81,728,158          (169,564,656)           31,287,119            (3,869,381)
      Net increase (decrease) in net assets           138,174,096          (227,412,541)           37,276,316            (5,667,330)
Net assets:
 Beginning of year .........................        1,628,135,877         1,855,548,418           186,879,568           192,546,898
                                                  ---------------------------------------------------------------------------------
 End of year ...............................      $ 1,766,309,973       $ 1,628,135,877       $   224,155,884       $   186,879,568
                                                  ---------------------------------------------------------------------------------
Undistributed net investment income included
 in net assets:
 End of year ...............................      $      (882,268)      $    (1,623,935)      $       201,137       $       279,843
                                                  ---------------------------------------------------------------------------------


                     See notes to financial statements.                     65

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                      FRANKLIN CALIFORNIA
                                                                                                     TAX-EXEMPT MONEY FUND
                                                                                               -----------------------------------
                                                                                                   2001                 2000
                                                                                               -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................      $  19,341,575        $  19,335,474
  Net realized gain (loss) from investments .............................................              3,835              (25,675)
                                                                                               -----------------------------------
      Net increase in net assets resulting from operations ..............................         19,345,410           19,309,799
 Distributions to shareholders from net investment income ...............................        (19,345,410)*        (19,309,799)*
 Capital share transactions (Note 2) ....................................................         14,985,438          (10,073,959)
                                                                                               -----------------------------------
      Net increase (decrease) in net assets .............................................         14,985,438          (10,073,959)
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................        696,803,299          706,877,258
                                                                                               -----------------------------------
 End of year ............................................................................      $ 711,788,737        $ 696,803,299
                                                                                               ===================================

* Distributions were increased by net realized gain from security transactions of $3,835 in 2001 and decreased by net realized loss of $25,675 in 2000.


66               See notes to financial statements.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide a high level of current income exempt from federal and California personal income taxes, while seeking preservation of capital. The Franklin California Tax-Exempt Money Fund (Money
Fund) also seeks liquidity in its investments.

The following summarizes the Funds' significant accounting policies.

a.   SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

b.   INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. For the Franklin California Insured Tax-Free Income Fund (Insured Fund) and the Intermediate-Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
NOTES TO FINANCIAL STATEMENTS(CONTINUED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the Insured Fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

e.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f.  AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Funds. As of June 30, 2001, the Funds estimate that the current cumulative adjustment required upon adoption of premium and discount amortization will increase the recorded cost of their investments as listed below:

                                                                   ESTIMATED
          FUND                                                   COST INCREASE
          ---------------------------------------------------------------------
          Insured Fund                                             $467,315
          Intermediate-Term Fund                                   $  41,998

2.  SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

          Class A                                   Class A, Class B & Class C
          --------------------------------------------------------------------
          Intermediate-Term Fund                    Insured Fund
          Money Fund

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
NOTES TO FINANCIAL STATEMENTS(CONTINUED)

2.  SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2001, there were an unlimited number of shares authorized (no par value). Transactions in the funds' shares were as follows:

                                                         INSURED FUND                INTERMEDIATE-TERM FUND          MONEY FUND
                                                   ------------------------------------------------------------------------------
                                                     SHARES         AMOUNT            SHARES         AMOUNT            AMOUNT
                                                   ------------------------------------------------------------------------------
CLASS A SHARES:
Year ended June 30, 2001
  Shares sold ..................................    25,618,147    $ 310,896,160     6,399,761     $ 71,662,314    $   940,289,497
  Shares issued in reinvestment of distributions     2,853,726       34,629,219       471,351        5,277,753         19,359,771
  Shares redeemed ..............................   (24,180,095)    (292,906,891)   (4,069,402)     (45,652,948)      (944,663,830)
                                                   ------------------------------------------------------------------------------
  Net increase .................................     4,291,778    $  52,618,488     2,801,710     $ 31,287,119    $    14,985,438
                                                   ------------------------------------------------------------------------------
Year ended June 30, ............................                                                                             2000
  Shares sold ..................................    23,256,442    $ 270,668,689     5,271,846     $ 57,176,503    $ 1,094,130,676
  Shares issued in reinvestment of distributions     3,254,614       37,976,179       475,155        5,154,865         19,301,458
  Shares redeemed ..............................   (40,404,420)    (469,643,447)   (6,105,607)     (66,200,749)    (1,123,506,093)
                                                   ------------------------------------------------------------------------------
  Net decrease .................................   (13,893,364)   $(160,998,579)     (358,606)    $ (3,869,381)   $   (10,073,959)
                                                   ------------------------------------------------------------------------------
CLASS B SHARES:
Year ended June 30, 2001
  Shares sold ..................................     1,597,953    $  19,542,636
  Shares issued in reinvestment of distributions        17,185          210,200
  Shares redeemed ..............................       (60,736)        (741,970)
                                                   -----------------------------
  Net increase .................................     1,554,402    $  19,010,866
                                                   -----------------------------
Year ended June 30, 2000(a)
  Shares sold ..................................       159,424    $   1,849,738
  Shares issued in reinvestment of distributions           537            6,248
                                                   -----------------------------
  Net increase .................................       159,961    $   1,855,986
                                                   -----------------------------
CLASS C  SHARES:
Year ended June 30, 2001
  Shares sold ..................................     1,796,967    $  22,064,852
  Shares issued in reinvestment of distributions       154,741        1,891,288
  Shares redeemed ..............................    (1,133,543)     (13,857,336)
                                                   -----------------------------
  Net increase .................................       818,165    $  10,098,804
                                                   -----------------------------
Year ended June 30, 2000
  Shares sold ..................................     1,270,677    $  14,960,202
  Shares issued in reinvestment of distributions       185,479        2,180,509
  Shares redeemed ..............................    (2,348,447)     (27,562,774)
                                                   -----------------------------
  Net decrease .................................      (892,291)   $ (10,422,063)
                                                   -----------------------------

(a)   For the period February 1, 2000 (effective date) to June 30, 2000.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
NOTES TO FINANCIAL STATEMENTS(CONTINUED)

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of the following entities:

          ENTITY                                                              AFFILIATION
          ----------------------------------------------------------------------------------------------------------
          Franklin Advisers, Inc. (Advisers)                                  Investment manager
          Franklin Templeton Services, LLC (FT Services)                      Administration manager
          Franklin/Templeton Investor Services, LLC (Investor Services)       Transfer agent
          Franklin/Templeton Distributors, Inc. (Distributors)                Principal underwriter

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Insured Fund and the Intermediate-Term Fund and on the average daily net assets of the Money Fund as follows:

          ANNUALIZED
            FEE RATE         NET ASSETS
          ---------------------------------------------------------------------
             .625%          First $100 million
             .500%          Over $100 million, up to and including $250 million
             .450%          In excess of $250 million

Advisers agreed in advance to waive management fees for the Intermediate-Term Fund, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Intermediate-Term Fund reimburses Distributors up to .10% per year of its average daily net assets, and the Insured Fund reimburses Distributors up to
 .10%, .65% and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                       INSURED         INTERMEDIATE-            MONEY
                                                         FUND            TERM FUND              FUND
                                                       --------------------------------------------------
          Net commissions paid                         $956,646          $ 105,404                   --
          Contingent deferred sales charges            $ 34,394          $  33,670              $37,216

The Funds paid transfer agent fees of $1,040,485, of which $797,128 was paid to Investor Services.

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
NOTES TO FINANCIAL STATEMENTS(CONTINUED)

4.  INCOME TAXES

At June 30, 2001, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                INSURED        INTERMEDIATE-          MONEY
                                 FUND            TERM FUND             FUND
                             ----------------------------------------------
  Capital loss carryovers
     Expiring in:
             2003            $        --          $102,640          $14,563
             2005                     --                --            1,444
             2006                     --                --            9,957
             2007                     --                --            4,593
             2008             13,879,097            90,667            9,293
             2009              7,452,092           321,166           21,840
                             ----------------------------------------------
                             $21,331,189          $514,473          $61,690
                             ==============================================

At June 30, 2001, the Intermediate-Term Fund had deferred capital losses occurring subsequent to October 31, 2000 of $184,736. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net realized capital gains differ for financial statements and tax purposes primarily due to differing treatment of wash sales.

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                     INSURED             INTERMEDIATE-
                                       FUND                 TERM FUND
                                 --------------------------------------
Investments at cost .......      $ 1,671,253,606       $   213,354,637
                                 --------------------------------------
Unrealized appreciation ...      $    88,809,939       $     6,897,004
Unrealized depreciation ...           (6,500,380)             (367,209)
                                 --------------------------------------
Net unrealized appreciation      $    82,309,559       $     6,529,795
                                 ======================================

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2001 were as follows:

                                             INSURED           INTERMEDIATE-
                                               FUND             TERM FUND
                                           ---------------------------------
          Purchases                        $253,633,485        $44,582,633
          Sales                            $167,058,363        $16,111,637

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2001

FRANKLIN  CALIFORNIA  TAX-FREE  TRUST
Tax Designation

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2001.

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


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


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
Franklin California Tax-Free Trust
Annual Report
June 30, 2001

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)
The following line graph tracks the monthly yields of the Bond Buyer 40 from 1/31/85 to 6/30/01.

      Date        BondBuyer 40
                     Yields
     -------------------------
     Jan 85          10.35%
     Feb 85          10.20%
     Mar 85          10.01%
     Apr 85           9.50%
     May 85           9.43%
     Jun 85           9.40%
     Jul 85           9.45%
     Aug 85           9.80%
     Sep 85           9.49%
     Oct 85           9.24%
     Nov 85           8.92%
     Dec 85           8.48%
     Jan 86           8.04%
     Feb 86           7.82%
     Mar 86           7.92%
     Apr 86           8.14%
     May 86           7.90%
     Jun 86           7.96%
     Jul 86           7.88%
     Aug 86           7.41%
     Sep 86           7.56%
     Oct 86           7.36%
     Nov 86           7.19%
     Dec 86           7.18%
     Jan 87           7.11%
     Feb 87           7.05%
     Mar 87           7.18%
     Apr 87           8.10%
     May 87           8.29%
     Jun 87           8.19%
     Jul 87           8.17%
     Aug 87           8.16%
     Sep 87           8.87%
     Oct 87           8.72%
     Nov 87           8.62%
     Dec 87           8.40%
     Jan 88           7.97%
     Feb 88           7.85%
     Mar 88           8.17%
     Apr 88           8.17%
     May 88           8.20%

     Jun 88           8.04%
     Jul 88           8.05%
     Aug 88           8.11%
     Sep 88           7.89%
     Oct 88           7.73%
     Nov 88           7.90%
     Dec 88           7.74%
     Jan 89           7.66%
     Feb 89           7.73%
     Mar 89           7.79%
     Apr 89           7.58%
     May 89           7.46%
     Jun 89           7.29%
     Jul 89           7.16%
     Aug 89           7.36%
     Sep 89           7.47%
     Oct 89           7.38%
     Nov 89           7.24%
     Dec 89           7.25%
     Jan 90           7.45%
     Feb 90           7.40%
     Mar 90           7.52%
     Apr 90           7.74%
     May 90           7.53%
     Jun 90           7.50%
     Jul 90           7.35%
     Aug 90           7.64%
     Sep 90           7.79%
     Oct 90           7.71%
     Nov 90           7.47%
     Dec 90           7.47%
     Jan 91           7.39%
     Feb 91           7.36%
     Mar 91           7.34%
     Apr 91           7.26%
     May 91           7.21%
     Jun 91           7.21%
     Jul 91           7.11%
     Aug 91           6.97%
     Sep 91           6.89%
     Oct 91           6.85%
     Nov 91           6.90%
     Dec 91           6.66%
     Jan 92           6.72%
     Feb 92           6.76%
     Mar 92           6.76%
     Apr 92           6.74%
     May 92           6.63%
     Jun 92           6.49%
     Jul 92           6.19%
     Aug 92           6.35%

     Sep 92           6.39%
     Oct 92           6.68%
     Nov 92           6.42%
     Dec 92           6.39%
     Jan 93           6.31%
     Feb 93           6.01%
     Mar 93           6.04%
     Apr 93           5.96%
     May 93           5.89%
     Jun 93           5.76%
     Jul 93           5.78%
     Aug 93           5.60%
     Sep 93           5.47%
     Oct 93           5.48%
     Nov 93           5.65%
     Dec 93           5.52%
     Jan 94           5.45%
     Feb 94           5.77%
     Mar 94           6.36%
     Apr 94           6.37%
     May 94           6.40%
     Jun 94           6.47%
     Jul 94           6.33%
     Aug 94           6.36%
     Sep 94           6.58%
     Oct 94           6.85%
     Nov 94           7.16%
     Dec 94           6.92%
     Jan 95           6.66%
     Feb 95           6.42%
     Mar 95           6.37%
     Apr 95           6.35%
     May 95           6.10%
     Jun 95           6.28%
     Jul 95           6.19%
     Aug 95           6.11%
     Sep 95           6.07%
     Oct 95           5.91%
     Nov 95           5.74%
     Dec 95           5.56%
     Jan 96           5.57%
     Feb 96           5.71%
     Mar 96           5.96%
     Apr 96           6.05%
     May 96           6.09%
     Jun 96           6.01%
     Jul 96           5.98%
     Aug 96           6.02%
     Sep 96           5.89%
     Oct 96           5.83%
     Nov 96           5.66%

     Dec 96           5.72%
     Jan 97           5.82%
     Feb 97           5.76%
     Mar 97           5.95%
     Apr 97           5.89%
     May 97           5.74%
     Jun 97           5.69%
     Jul 97           5.40%
     Aug 97           5.55%
     Sep 97           5.47%
     Oct 97           5.40%
     Nov 97           5.36%
     Dec 97           5.25%
     Jan 98           5.19%
     Feb 98           5.24%
     Mar 98           5.27%
     Apr 98           5.39%
     May 98           5.22%
     Jun 98           5.22%
     Jul 98           5.26%
     Aug 98           5.11%
     Sep 98           4.99%
     Oct 98           5.13%
     Nov 98           5.10%
     Dec 98           5.16%
     Jan 99           5.09%
     Feb 99           5.17%
     Mar 99           5.23%
     Apr 99           5.28%
     May 99           5.37%
     Jun 99           5.53%
     Jul 99           5.59%
     Aug 99           5.78%
     Sep 99           5.89%
     Oct 99           6.08%
     Nov 99           6.12%
     Dec 99           6.22%
     Jan 00           6.31%
     Feb 00           6.17%
     Mar 00           5.94%
     Apr 00           6.00%
     May 00           6.13%
     Jun 00           5.91%
     Jul 00           5.79%
     Aug 00           5.72%
     Sep 00           5.82%
     Oct 00           5.74%
     Nov 00           5.75%
     Dec 00           5.47%
     Jan 01           5.45%
     Feb 01           5.40%

     Mar 01           5.30%
     Apr 01           5.49%
     May 01           5.42%
    June 01           5.38%

GRAPHIC MATERIAL (2)

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal Bond Index(6) and to the Consumer Price Index(6) based on a $10,000 investment from 7/1/91 to 6/30/01.

                      CA Ins. TF Class A         LB Muni Index            CPI
                      ------------------         -------------            ---
 07/01/1991           $  9,575                $ 10,000                 $ 10,000
 07/31/1991           $  9,696    1.22%       $ 10,122     0.15%       $ 10,015
 08/31/1991           $  9,783    1.32%       $ 10,256     0.29%       $ 10,044
 09/30/1991           $  9,906    1.30%       $ 10,389     0.44%       $ 10,088
 10/31/1991           $  9,976    0.90%       $ 10,482     0.15%       $ 10,103
 11/30/1991           $  9,961    0.28%       $ 10,512     0.29%       $ 10,133
 12/31/1991           $ 10,155    2.15%       $ 10,738     0.07%       $ 10,140
 01/31/1992           $ 10,165    0.23%       $ 10,762     0.15%       $ 10,155
 02/29/1992           $ 10,165    0.03%       $ 10,766     0.36%       $ 10,192
 03/31/1992           $ 10,201    0.03%       $ 10,769     0.51%       $ 10,244
 04/30/1992           $ 10,281    0.89%       $ 10,865     0.14%       $ 10,258
 05/31/1992           $ 10,434    1.18%       $ 10,993     0.14%       $ 10,272
 06/30/1992           $ 10,576    1.68%       $ 11,178     0.36%       $ 10,309
 07/31/1992           $ 10,947    3.00%       $ 11,513     0.21%       $ 10,331
 08/31/1992           $ 10,790   -0.97%       $ 11,401     0.28%       $ 10,360
 09/30/1992           $ 10,806    0.65%       $ 11,475     0.28%       $ 10,389
 10/31/1992           $ 10,592   -0.98%       $ 11,363     0.35%       $ 10,425
 11/30/1992           $ 10,886    1.79%       $ 11,566     0.14%       $ 10,440
 12/31/1992           $ 11,024    1.02%       $ 11,684    -0.07%       $ 10,432
 01/31/1993           $ 11,172    1.16%       $ 11,820     0.49%       $ 10,484
 02/28/1993           $ 11,508    3.62%       $ 12,248     0.35%       $ 10,520
 03/31/1993           $ 11,477   -1.06%       $ 12,118     0.35%       $ 10,557
 04/30/1993           $ 11,551    1.01%       $ 12,240     0.28%       $ 10,587
 05/31/1993           $ 11,616    0.56%       $ 12,309     0.14%       $ 10,601
 06/30/1993           $ 11,815    1.67%       $ 12,514     0.14%       $ 10,616
 07/31/1993           $ 11,842    0.13%       $ 12,531     0.00%       $ 10,616
 08/31/1993           $ 12,062    2.08%       $ 12,791     0.28%       $ 10,646
 09/30/1993           $ 12,205    1.14%       $ 12,937     0.21%       $ 10,668
 10/31/1993           $ 12,279    0.19%       $ 12,962     0.41%       $ 10,712
 11/30/1993           $ 12,256   -0.88%       $ 12,848     0.07%       $ 10,720

 12/31/1993           $ 12,458    2.11%       $ 13,119     0.00%       $ 10,720
 01/31/1994           $ 12,583    1.14%       $ 13,268     0.27%       $ 10,749
 02/28/1994           $ 12,331   -2.59%       $ 12,925     0.34%       $ 10,785
 03/31/1994           $ 11,837   -4.07%       $ 12,399     0.34%       $ 10,822
 04/30/1994           $ 11,884    0.85%       $ 12,504     0.14%       $ 10,837
 05/31/1994           $ 11,960    0.87%       $ 12,613     0.07%       $ 10,844
 06/30/1994           $ 11,915   -0.61%       $ 12,536     0.34%       $ 10,881
 07/31/1994           $ 12,124    1.83%       $ 12,765     0.27%       $ 10,911
 08/31/1994           $ 12,171    0.35%       $ 12,810     0.40%       $ 10,954
 09/30/1994           $ 12,013   -1.47%       $ 12,622     0.27%       $ 10,984
 10/31/1994           $ 11,792   -1.78%       $ 12,397     0.07%       $ 10,992
 11/30/1994           $ 11,592   -1.81%       $ 12,173     0.13%       $ 11,006
 12/31/1994           $ 11,796    2.20%       $ 12,440     0.00%       $ 11,006
 01/31/1995           $ 12,189    2.86%       $ 12,796     0.40%       $ 11,050
 02/28/1995           $ 12,532    2.91%       $ 13,169     0.40%       $ 11,094
 03/31/1995           $ 12,623    1.15%       $ 13,320     0.33%       $ 11,131
 04/30/1995           $ 12,660    0.12%       $ 13,336     0.33%       $ 11,168
 05/31/1995           $ 13,008    3.19%       $ 13,761     0.20%       $ 11,190
 06/30/1995           $ 12,843   -0.87%       $ 13,642     0.20%       $ 11,212
 07/31/1995           $ 12,924    0.95%       $ 13,771     0.00%       $ 11,212
 08/31/1995           $ 13,040    1.27%       $ 13,946     0.26%       $ 11,241
 09/30/1995           $ 13,122    0.63%       $ 14,034     0.20%       $ 11,264
 10/31/1995           $ 13,313    1.45%       $ 14,238     0.33%       $ 11,301
 11/30/1995           $ 13,561    1.66%       $ 14,474    -0.07%       $ 11,293
 12/31/1995           $ 13,722    0.96%       $ 14,613    -0.07%       $ 11,285
 01/31/1996           $ 13,807    0.76%       $ 14,724     0.59%       $ 11,352
 02/29/1996           $ 13,735   -0.68%       $ 14,624     0.32%       $ 11,388
 03/31/1996           $ 13,530   -1.28%       $ 14,437     0.52%       $ 11,447
 04/30/1996           $ 13,481   -0.28%       $ 14,396     0.39%       $ 11,492
 05/31/1996           $ 13,487   -0.04%       $ 14,390     0.19%       $ 11,514
 06/30/1996           $ 13,642    1.09%       $ 14,547     0.06%       $ 11,521
 07/31/1996           $ 13,761    0.90%       $ 14,678     0.19%       $ 11,543
 08/31/1996           $ 13,812   -0.02%       $ 14,675     0.19%       $ 11,565
 09/30/1996           $ 14,001    1.40%       $ 14,881     0.32%       $ 11,602
 10/31/1996           $ 14,134    1.13%       $ 15,049     0.32%       $ 11,639
 11/30/1996           $ 14,348    1.83%       $ 15,324     0.19%       $ 11,661
 12/31/1996           $ 14,296   -0.42%       $ 15,260     0.00%       $ 11,661
 01/31/1997           $ 14,290    0.19%       $ 15,289     0.32%       $ 11,698
 02/28/1997           $ 14,413    0.92%       $ 15,430     0.31%       $ 11,734
 03/31/1997           $ 14,230   -1.33%       $ 15,224     0.25%       $ 11,764
 04/30/1997           $ 14,354    0.84%       $ 15,352     0.12%       $ 11,778
 05/31/1997           $ 14,539    1.51%       $ 15,584    -0.06%       $ 11,771
 06/30/1997           $ 14,652    1.07%       $ 15,751     0.12%       $ 11,785
 07/31/1997           $ 15,053    2.77%       $ 16,187     0.12%       $ 11,799
 08/31/1997           $ 14,927   -0.94%       $ 16,035     0.19%       $ 11,821
 09/30/1997           $ 15,090    1.19%       $ 16,226     0.25%       $ 11,851
 10/31/1997           $ 15,179    0.64%       $ 16,330     0.25%       $ 11,881
 11/30/1997           $ 15,268    0.59%       $ 16,426    -0.06%       $ 11,873
 12/31/1997           $ 15,475    1.46%       $ 16,666    -0.12%       $ 11,859
 01/31/1998           $ 15,628    1.03%       $ 16,837     0.19%       $ 11,882

 02/28/1998           $ 15,644    0.03%       $ 16,842     0.19%       $ 11,904
 03/31/1998           $ 15,660    0.09%       $ 16,858     0.19%       $ 11,927
 04/30/1998           $ 15,588   -0.45%       $ 16,782     0.18%       $ 11,948
 05/31/1998           $ 15,807    1.58%       $ 17,047     0.18%       $ 11,970
 06/30/1998           $ 15,887    0.39%       $ 17,113     0.12%       $ 11,984
 07/31/1998           $ 15,916    0.25%       $ 17,156     0.12%       $ 11,999
 08/31/1998           $ 16,138    1.55%       $ 17,422     0.12%       $ 12,013
 09/30/1998           $ 16,386    1.25%       $ 17,640     0.12%       $ 12,028
 10/31/1998           $ 16,402    0.00%       $ 17,640     0.24%       $ 12,056
 11/30/1998           $ 16,471    0.35%       $ 17,702     0.00%       $ 12,056
 12/31/1998           $ 16,483    0.25%       $ 17,746    -0.06%       $ 12,049
 01/31/1999           $ 16,617    1.19%       $ 17,957     0.24%       $ 12,078
 02/28/1999           $ 16,607   -0.44%       $ 17,878     0.12%       $ 12,093
 03/31/1999           $ 16,648    0.14%       $ 17,903     0.30%       $ 12,129
 04/30/1999           $ 16,649    0.25%       $ 17,948     0.73%       $ 12,217
 05/31/1999           $ 16,570   -0.58%       $ 17,844     0.00%       $ 12,217
 06/30/1999           $ 16,315   -1.44%       $ 17,587     0.00%       $ 12,217
 07/31/1999           $ 16,329    0.36%       $ 17,650     0.30%       $ 12,254
 08/31/1999           $ 16,114   -0.80%       $ 17,509     0.24%       $ 12,283
 09/30/1999           $ 16,128    0.04%       $ 17,516     0.48%       $ 12,342
 10/31/1999           $ 15,883   -1.08%       $ 17,327     0.18%       $ 12,365
 11/30/1999           $ 16,007    1.06%       $ 17,510     0.06%       $ 12,372
 12/31/1999           $ 15,885   -0.75%       $ 17,379     0.00%       $ 12,372
 01/31/2000           $ 15,762   -0.44%       $ 17,303     0.30%       $ 12,409
 02/29/2000           $ 16,040    1.16%       $ 17,503     0.59%       $ 12,482
 03/31/2000           $ 16,432    2.18%       $ 17,885     0.82%       $ 12,585
 04/30/2000           $ 16,292   -0.59%       $ 17,779     0.06%       $ 12,592
 05/31/2000           $ 16,224   -0.52%       $ 17,687     0.12%       $ 12,607
 06/30/2000           $ 16,677    2.65%       $ 18,156     0.52%       $ 12,673
 07/31/2000           $ 16,891    1.39%       $ 18,408     0.23%       $ 12,702
 08/31/2000           $ 17,219    1.54%       $ 18,691     0.00%       $ 12,702
 09/30/2000           $ 17,177   -0.52%       $ 18,594     0.52%       $ 12,768
 10/31/2000           $ 17,308    1.09%       $ 18,797     0.17%       $ 12,790
 11/30/2000           $ 17,453    0.76%       $ 18,940     0.06%       $ 12,798
 12/31/2000           $ 17,874    2.47%       $ 19,408    -0.06%       $ 12,790
 01/31/2001           $ 17,977    0.99%       $ 19,600     0.63%       $ 12,870
    2/29/01           $ 18,022    0.32%       $ 19,662     0.40%       $ 12,922
 03/31/2001           $ 18,184    0.90%       $ 19,839     0.23%       $ 12,952
 04/30/2001           $ 17,905   -1.08%       $ 19,625     0.40%       $ 13,003
 05/31/2001           $ 18,098    1.08%       $ 19,837     0.45%       $ 13,062
 06/30/2001           $ 18,166    0.67%       $ 19,970     0.17%       $ 13,084

GRAPHIC MATERIAL (3)

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class B to that of the Lehman Brothers Municipal Bond Index(6) and to the Consumer Price Index(6) based on a $10,000 investment from 2/1/00 to 6/30/01.

                      CA Ins. TF Class B         LB Muni Index         CPI
                      ------------------         -------------         ---

02/01/2000            $ 10,000               $ 10,000                $ 10,000
02/29/2000            $ 10,166    1.16%      $ 10,116     0.59%      $ 10,059
03/31/2000            $ 10,418    2.18%      $ 10,337     0.82%      $ 10,141
04/30/2000            $ 10,317   -0.59%      $ 10,276     0.06%      $ 10,148
05/31/2000            $ 10,277   -0.52%      $ 10,222     0.12%      $ 10,160
06/30/2000            $ 10,559    2.65%      $ 10,493     0.52%      $ 10,213
07/31/2000            $ 10,689    1.39%      $ 10,639     0.23%      $ 10,236
08/31/2000            $ 10,892    1.54%      $ 10,803     0.00%      $ 10,236
09/30/2000            $ 10,860   -0.52%      $ 10,747     0.52%      $ 10,289
10/31/2000            $ 10,946    1.09%      $ 10,864     0.17%      $ 10,307
11/30/2000            $ 11,033    0.76%      $ 10,946     0.06%      $ 10,313
12/31/2000            $ 11,294    2.47%      $ 11,217    -0.06%      $ 10,307
01/31/2001            $ 11,353    0.99%      $ 11,328     0.63%      $ 10,372
  2/29/01             $ 11,377    0.32%      $ 11,364     0.40%      $ 10,413
03/31/2001            $ 11,473    0.90%      $ 11,466     0.23%      $ 10,437
04/30/2001            $ 11,301   -1.08%      $ 11,342     0.40%      $ 10,479
05/31/2001            $ 11,417    1.08%      $ 11,465     0.45%      $ 10,526
06/30/2001            $ 11,053    0.67%      $ 11,542     0.17%      $ 10,544

   Total                10.53%                 15.42%                   5.44%
  Return

GRAPHIC MATERIAL (4)

The following line graph compares the performance of Franklin California Insured Tax-Free Income Fund - Class C to that of the Lehman Brothers Municipal Bond Index(6) and to the Consumer Price Index(6) based on a $10,000 investment from 5/1/95 to 6/30/01.

                      CA Ins. TF Class C      LB Muni Index          CPI
                      ------------------      -------------          ---
 05/01/1995          $  9,900               $ 10,000              $  10,000
 05/31/1995          $  10,197    3.19%     $ 10,319   0.20%      $  10,020
 06/30/1995          $  10,063   -0.87%     $ 10,229   0.20%      $  10,040
 07/31/1995          $  10,122    0.95%     $ 10,326   0.00%      $  10,040
 08/31/1995          $  10,215    1.27%     $ 10,458   0.26%      $  10,066
 09/30/1995          $  10,265    0.63%     $ 10,523   0.20%      $  10,086
 10/31/1995          $  10,418    1.45%     $ 10,676   0.33%      $  10,120
 11/30/1995          $  10,606    1.66%     $ 10,853  -0.07%      $  10,112
 12/31/1995          $  10,727    0.96%     $ 10,957  -0.07%      $  10,105
 01/31/1996          $  10,787    0.76%     $ 11,041   0.59%      $  10,165
 02/29/1996          $  10,726   -0.68%     $ 10,966   0.32%      $  10,198
 03/31/1996          $  10,571   -1.28%     $ 10,825   0.52%      $  10,251
 04/30/1996          $  10,528   -0.28%     $ 10,795   0.39%      $  10,291
 05/31/1996          $  10,527   -0.04%     $ 10,791   0.19%      $  10,310
 06/30/1996          $  10,642    1.09%     $ 10,908   0.06%      $  10,316
 07/31/1996          $  10,737    0.90%     $ 11,006   0.19%      $  10,336
 08/31/1996          $  10,762   -0.02%     $ 11,004   0.19%      $  10,356
 09/30/1996          $  10,904    1.40%     $ 11,158   0.32%      $  10,389

 10/31/1996          $  11,002    1.13%     $ 11,284   0.32%      $  10,422
 11/30/1996          $  11,172    1.83%     $ 11,491   0.19%      $  10,442
 12/31/1996          $  11,118   -0.42%     $ 11,443   0.00%      $  10,442
 01/31/1997          $  11,108    0.19%     $ 11,464   0.32%      $  10,475
 02/28/1997          $  11,207    0.92%     $ 11,570   0.31%      $  10,508
 03/31/1997          $  11,060   -1.33%     $ 11,416   0.25%      $  10,534
 04/30/1997          $  11,142    0.84%     $ 11,512   0.12%      $  10,547
 05/31/1997          $  11,287    1.51%     $ 11,686  -0.06%      $  10,540
 06/30/1997          $  11,369    1.07%     $ 11,811   0.12%      $  10,553
 07/31/1997          $  11,674    2.77%     $ 12,138   0.12%      $  10,565
 08/31/1997          $  11,571   -0.94%     $ 12,024   0.19%      $  10,586
 09/30/1997          $  11,692    1.19%     $ 12,167   0.25%      $  10,612
 10/31/1997          $  11,755    0.64%     $ 12,245   0.25%      $  10,639
 11/30/1997          $  11,827    0.59%     $ 12,317  -0.06%      $  10,632
 12/31/1997          $  11,971    1.46%     $ 12,497  -0.12%      $  10,619
 01/31/1998          $  12,092    1.03%     $ 12,626   0.19%      $  10,640
 02/28/1998          $  12,089    0.03%     $ 12,629   0.19%      $  10,660
 03/31/1998          $  12,096    0.09%     $ 12,641   0.19%      $  10,680
 04/30/1998          $  12,044   -0.45%     $ 12,584   0.18%      $  10,699
 05/31/1998          $  12,206    1.58%     $ 12,783   0.18%      $  10,719
 06/30/1998          $  12,262    0.39%     $ 12,832   0.12%      $  10,731
 07/31/1998          $  12,268    0.25%     $ 12,865   0.12%      $  10,744
 08/31/1998          $  12,433    1.55%     $ 13,064   0.12%      $  10,757
 09/30/1998          $  12,627    1.25%     $ 13,227   0.12%      $  10,770
 10/31/1998          $  12,624    0.00%     $ 13,227   0.24%      $  10,796
 11/30/1998          $  12,681    0.35%     $ 13,274   0.00%      $  10,796
 12/31/1998          $  12,674    0.25%     $ 13,307  -0.06%      $  10,789
 01/31/1999          $  12,781    1.19%     $ 13,465   0.24%      $  10,815
 02/28/1999          $  12,767   -0.44%     $ 13,406   0.12%      $  10,828
 03/31/1999          $  12,792    0.14%     $ 13,425   0.30%      $  10,861
 04/30/1999          $  12,786    0.25%     $ 13,458   0.73%      $  10,940
 05/31/1999          $  12,720   -0.58%     $ 13,380   0.00%      $  10,940
 06/30/1999          $  12,520   -1.44%     $ 13,187   0.00%      $  10,940
 07/31/1999          $  12,525    0.36%     $ 13,235   0.30%      $  10,973
 08/31/1999          $  12,355   -0.80%     $ 13,129   0.24%      $  10,999
 09/30/1999          $  12,360    0.04%     $ 13,134   0.48%      $  11,052
 10/31/1999          $  12,168   -1.08%     $ 12,992   0.18%      $  11,072
 11/30/1999          $  12,256    1.06%     $ 13,130   0.06%      $  11,079
 12/31/1999          $  12,159   -0.75%     $ 13,032   0.00%      $  11,079
 01/31/2000          $  12,048   -0.44%     $ 12,974   0.30%      $  11,112
 02/29/2000          $  12,254    1.16%     $ 13,125   0.59%      $  11,177
 03/31/2000          $  12,557    2.18%     $ 13,411   0.82%      $  11,269
 04/30/2000          $  12,445   -0.59%     $ 13,332   0.06%      $  11,276
 05/31/2000          $  12,388   -0.52%     $ 13,263   0.12%      $  11,289
 06/30/2000          $  12,725    2.65%     $ 13,614   0.52%      $  11,348
 07/31/2000          $  12,882    1.39%     $ 13,803   0.23%      $  11,374
 08/31/2000          $  13,125    1.54%     $ 14,016   0.00%      $  11,374
 09/30/2000          $  13,087   -0.52%     $ 13,943   0.52%      $  11,433
 10/31/2000          $  13,191    1.09%     $ 14,095   0.17%      $  11,453
 11/30/2000          $  13,284    0.76%     $ 14,202   0.06%      $  11,460

 12/31/2000          $  13,597    2.47%     $ 14,553  -0.06%      $  11,453
 01/31/2001          $  13,680    0.99%     $ 14,697   0.63%      $  11,525
    2/29/01          $  13,708    0.32%     $ 14,744   0.40%      $  11,571
 03/31/2001          $  13,823    0.90%     $ 14,877   0.23%      $  11,598
 04/30/2001          $  13,606   -1.08%     $ 14,716   0.40%      $  11,644
 05/31/2001          $  13,745    1.08%     $ 14,875   0.45%      $  11,696
 06/30/2001          $  13,787    0.67%     $ 14,974   0.17%      $  11,716

Total                   37.87%                49.74%                 17.16%
Return

GRAPHIC MATERIAL (5)

The following line graph compares the performance of Franklin California Intermediate-Term Tax-Free Income Fund - Class A to that of the Lehman Brothers Municipal 10-Year Bond Index(6) and to the Consumer Price Index(6) based on a $10,000 investment from 9/21/92 to 6/30/01.



                    CA Int.TF            LB 10 Yr. Muni Index     CPI
                    ---------            --------------------     ---
09/21/1992          $  9,775               $10,000             $ 10,000
09/30/1992          $  9,785     0.25%     $10,025   0.08%     $ 10,008
10/31/1992          $  9,736    -1.02%     $ 9,923   0.35%     $ 10,043
11/30/1992          $  9,922     1.83%     $10,104   0.14%     $ 10,057
12/31/1992          $  9,990     1.16%     $10,221  -0.07%     $ 10,050
01/31/1993          $ 10,074     1.68%     $10,393   0.49%     $ 10,100
02/28/1993          $ 10,395     3.66%     $10,774   0.35%     $ 10,135
03/31/1993          $ 10,401    -1.46%     $10,616   0.35%     $ 10,171
04/30/1993          $ 10,436     0.95%     $10,717   0.28%     $ 10,199
05/31/1993          $ 10,482     0.35%     $10,755   0.14%     $ 10,213
06/30/1993          $ 10,588     1.97%     $10,966   0.14%     $ 10,228
07/31/1993          $ 10,614     0.25%     $10,994   0.00%     $ 10,228
08/31/1993          $ 10,759     2.07%     $11,221   0.28%     $ 10,256
09/30/1993          $ 10,986     1.23%     $11,359   0.21%     $ 10,278
10/31/1993          $ 11,031     0.16%     $11,378   0.41%     $ 10,320
11/30/1993          $ 10,912    -0.82%     $11,284   0.07%     $ 10,327
12/31/1993          $ 11,142     2.13%     $11,525   0.00%     $ 10,327
01/31/1994          $ 11,259     1.23%     $11,666   0.27%     $ 10,355
02/28/1994          $ 10,995    -2.74%     $11,347   0.34%     $ 10,390
03/31/1994          $ 10,645    -3.82%     $10,913   0.34%     $ 10,426
04/30/1994          $ 10,702     1.10%     $11,033   0.14%     $ 10,440
05/31/1994          $ 10,769     0.80%     $11,122   0.07%     $ 10,447
06/30/1994          $ 10,762    -0.43%     $11,074   0.34%     $ 10,483
07/31/1994          $ 10,925     1.68%     $11,260   0.27%     $ 10,511
08/31/1994          $ 10,972     0.39%     $11,304   0.40%     $ 10,553
09/30/1994          $ 10,869    -1.34%     $11,152   0.27%     $ 10,582
10/31/1994          $ 10,734    -1.46%     $10,990   0.07%     $ 10,589
11/30/1994          $ 10,578    -1.89%     $10,782   0.13%     $ 10,603
12/31/1994          $ 10,669     1.80%     $10,976   0.00%     $ 10,603
01/31/1995          $ 10,901     2.59%     $11,260   0.40%     $ 10,645

02/28/1995          $ 11,188     2.83%     $11,579   0.40%     $ 10,688
03/31/1995          $ 11,313     1.35%     $11,735   0.33%     $ 10,723
04/30/1995          $ 11,328     0.12%     $11,749   0.33%     $ 10,759
05/31/1995          $ 11,652     3.17%     $12,122   0.20%     $ 10,780
06/30/1995          $ 11,534    -0.62%     $12,047   0.20%     $ 10,802
07/31/1995          $ 11,683     1.47%     $12,224   0.00%     $ 10,802
08/31/1995          $ 11,867     1.36%     $12,390   0.26%     $ 10,830
09/30/1995          $ 11,961     0.64%     $12,469   0.20%     $ 10,851
10/31/1995          $ 12,146     1.15%     $12,613   0.33%     $ 10,887
11/30/1995          $ 12,320     1.34%     $12,782  -0.07%     $ 10,880
12/31/1995          $ 12,370     0.61%     $12,860  -0.07%     $ 10,872
01/31/1996          $ 12,477     1.01%     $12,989   0.59%     $ 10,936
02/29/1996          $ 12,447    -0.41%     $12,936   0.32%     $ 10,971
03/31/1996          $ 12,360    -1.24%     $12,776   0.52%     $ 11,028
04/30/1996          $ 12,330    -0.35%     $12,731   0.39%     $ 11,071
05/31/1996          $ 12,335    -0.28%     $12,695   0.19%     $ 11,092
06/30/1996          $ 12,456     0.95%     $12,816   0.06%     $ 11,099
07/31/1996          $ 12,554     0.96%     $12,939   0.19%     $ 11,120
08/31/1996          $ 12,558     0.00%     $12,939   0.19%     $ 11,141
09/30/1996          $ 12,681     1.03%     $13,072   0.32%     $ 11,177
10/31/1996          $ 12,816     1.26%     $13,237   0.32%     $ 11,213
11/30/1996          $ 13,034     2.02%     $13,504   0.19%     $ 11,234
12/31/1996          $ 12,992    -0.45%     $13,444   0.00%     $ 11,234
01/31/1997          $ 13,032     0.39%     $13,496   0.32%     $ 11,270
02/28/1997          $ 13,121     0.94%     $13,623   0.31%     $ 11,305
03/31/1997          $ 13,005    -1.34%     $13,440   0.25%     $ 11,333
04/30/1997          $ 13,107     0.74%     $13,540   0.12%     $ 11,347
05/31/1997          $ 13,282     1.42%     $13,732  -0.06%     $ 11,340
06/30/1997          $ 13,396     1.10%     $13,883   0.12%     $ 11,353
07/31/1997          $ 13,720     2.81%     $14,273   0.12%     $ 11,367
08/31/1997          $ 13,639    -0.97%     $14,135   0.19%     $ 11,389
09/30/1997          $ 13,767     1.27%     $14,314   0.25%     $ 11,417
10/31/1997          $ 13,847     0.53%     $14,390   0.25%     $ 11,446
11/30/1997          $ 13,914     0.46%     $14,456  -0.06%     $ 11,439
12/31/1997          $ 14,069     1.58%     $14,685  -0.12%     $ 11,425
01/31/1998          $ 14,212     1.11%     $14,848   0.19%     $ 11,447
02/28/1998          $ 14,230    -0.01%     $14,846   0.19%     $ 11,468
03/31/1998          $ 14,235    -0.07%     $14,836   0.19%     $ 11,490
04/30/1998          $ 14,201    -0.55%     $14,754   0.18%     $ 11,511
05/31/1998          $ 14,398     1.70%     $15,005   0.18%     $ 11,532
06/30/1998          $ 14,441     0.37%     $15,061   0.12%     $ 11,546
07/31/1998          $ 14,498     0.16%     $15,085   0.12%     $ 11,559
08/31/1998          $ 14,697     1.74%     $15,347   0.12%     $ 11,573
09/30/1998          $ 14,895     1.49%     $15,576   0.12%     $ 11,587
10/31/1998          $ 14,912     0.04%     $15,582   0.24%     $ 11,615
11/30/1998          $ 14,955     0.30%     $15,629   0.00%     $ 11,615
12/31/1998          $ 14,985     0.31%     $15,677  -0.06%     $ 11,608
01/31/1999          $ 15,147     1.53%     $15,917   0.24%     $ 11,636
02/28/1999          $ 15,098    -0.90%     $15,774   0.12%     $ 11,650
03/31/1999          $ 15,127    -0.05%     $15,766   0.30%     $ 11,685

04/30/1999          $ 15,143     0.27%     $15,809   0.73%     $ 11,770
05/31/1999          $ 15,039    -0.70%     $15,698   0.00%     $ 11,770
06/30/1999          $ 14,814    -1.86%     $15,406   0.00%     $ 11,770
07/31/1999          $ 14,910     0.67%     $15,509   0.30%     $ 11,805
08/31/1999          $ 14,859    -0.37%     $15,452   0.24%     $ 11,834
09/30/1999          $ 14,918     0.34%     $15,504   0.48%     $ 11,890
10/31/1999          $ 14,786    -0.71%     $15,394   0.18%     $ 11,912
11/30/1999          $ 14,912     1.09%     $15,562   0.06%     $ 11,919
12/31/1999          $ 14,766    -0.52%     $15,481   0.00%     $ 11,919
01/31/2000          $ 14,784    -0.41%     $15,418   0.30%     $ 11,955
02/29/2000          $ 14,899     0.79%     $15,539   0.59%     $ 12,025
03/31/2000          $ 15,168     1.95%     $15,842   0.82%     $ 12,124
04/30/2000          $ 15,075    -0.50%     $15,763   0.06%     $ 12,131
05/31/2000          $ 15,067    -0.59%     $15,670   0.12%     $ 12,146
06/30/2000          $ 15,395     2.72%     $16,097   0.52%     $ 12,209
07/31/2000          $ 15,583     1.38%     $16,319   0.23%     $ 12,237
08/31/2000          $ 15,843     1.55%     $16,572   0.00%     $ 12,237
09/30/2000          $ 15,820    -0.46%     $16,495   0.52%     $ 12,301
10/31/2000          $ 15,911     1.02%     $16,664   0.17%     $ 12,322
11/30/2000          $ 15,973     0.54%     $16,754   0.06%     $ 12,329
12/31/2000          $ 16,223     2.35%     $17,147  -0.06%     $ 12,322
01/31/2001          $ 16,416     1.29%     $17,368   0.63%     $ 12,399
2/29/01             $ 16,464     0.17%     $17,398   0.40%     $ 12,449
03/31/2001          $ 16,527     0.85%     $17,546   0.23%     $ 12,477
04/30/2001          $ 16,341    -1.23%     $17,330   0.40%     $ 12,527
05/31/2001          $ 16,536     1.09%     $17,519   0.45%     $ 12,584
06/30/2001          $ 16,634     0.60%     $17,624   0.17%     $ 12,605

                      66.34%                76.24%               26.05%
